UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Name of Registrant: Western Asset Funds, Inc.

Address of Principal Executive Offices: 385 East Colorado Boulevard, Pasadena, CA 91101

Registrant's telephone number, including area code: (410) 539-0000

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1. Report to Shareholders.

Western Asset Funds, Inc.

Western Asset Absolute Return Portfolio

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Western Asset High Yield Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Limited Duration Bond Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

Semi-Annual Report to Shareholders

September 30, 2007

Semi-Annual Report to Shareholders

Expense Example

Western Asset Absolute Return Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2007 and held through September 30, 2007.

Actual Expense

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class:
Actual	$1,000.00	$1,016.30	$4.80
Hypothetical (5% return before expenses)	1,000.00	1,020.31	4.81
Financial Intermediary Class:
Actual	$1,000.00	$1,015.00	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,019.05	6.07

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratios of 0.95% and 1.20% for the Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Absolute Return Portfolio

The graphs compare the Fund’s total returns to that of two broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in each of the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indexes do not include any transaction costs associated with buying and selling securities in the indexes or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning June 30, 2006.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning August 31, 2006.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt RatingsA

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

A	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Absolute Return Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	95.7%

Corporate Bonds and Notes	10.5%

Airlines	0.1%
Continental Airlines Inc.		6.820%	5/1/18	$64	$63
Continental Airlines Inc.		6.703%	6/15/21	69	69
United Air Lines Inc.		7.032%	10/1/10	192	193
United Air Lines Inc.		7.186%	10/1/12	120	121
US Airways Pass-Through Trust		6.850%	1/30/18	315	310

					756

Auto Components	0.1%
Visteon Corp.		8.250%	8/1/10	500	440

Automobiles	N.M.
Ford Motor Co.		4.250%	12/15/36	80	94	A

Building Products	N.M.
Associated Materials Inc.		0.000%	3/1/14	155	98	B
Masco Corp.		7.125%	8/15/13	50	52

					150

Capital Markets	0.5%
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	40	38	B
Lehman Brothers Holdings Inc.		6.200%	9/26/14	320	321
The Bear Stearns Cos. Inc.		6.950%	8/10/12	2,330	2,430

					2,789

Commercial Banks	0.2%
HSBC Bank PLC		7.000%	11/1/11	294	294
HSBC Bank USA		7.000%	11/1/11	265	265	C
HSBC Bank USA		7.000%	11/1/11	255	256	C

					815

Commercial Services and Supplies	0.1%
Allied Security Escrow Corp.		11.375%	7/15/11	250	250
PHH Corp.		7.125%	3/1/13	110	116

					366

Consumer Finance	3.9%
Ford Motor Credit Co.		7.375%	10/28/09	4,360	4,275
Ford Motor Credit Co.		9.750%	9/15/10	2,000	2,040
Ford Motor Credit Co.		9.875%	8/10/11	3,700	3,748

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance—Continued
GMAC LLC		4.375%	12/10/07	$915	$910
GMAC LLC		5.850%	1/14/09	1,320	1,292
GMAC LLC		6.875%	9/15/11	2,700	2,569
GMAC LLC		6.000%	12/15/11	1,600	1,477
GMAC LLC		6.625%	5/15/12	1,500	1,400
GMAC LLC		8.000%	11/1/31	2,930	2,875

					20,586

Containers and Packaging	N.M.
Graham Packaging Co. Inc.		9.875%	10/15/14	100	99
Graphic Packaging International Corp.		9.500%	8/15/13	150	154

					253

Diversified Financial Services	0.6%
Air 2 US		8.027%	10/1/19	961	975	C
East Lane Re Ltd.		11.356%	5/6/11	300	300	C,D
El Paso Performance-Linked		7.750%	7/15/11	340	349	C
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	100	96	B,C
Sigma Finance Inc.		8.500%	8/11/16	500	482	C,E
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	250	243
ZFS Finance USA Trust II		6.450%	12/15/65	500	483	B,C

					2,928

Diversified Telecommunication Services	0.1%
Level 3 Financing Inc.		9.250%	11/1/14	500	492
Qwest Corp.		7.500%	10/1/14	190	198

					690

Electric Utilities	0.1%
Edison Mission Energy		7.000%	5/15/17	190	187	C
Edison Mission Energy		7.200%	5/15/19	250	246	C
Edison Mission Energy		7.625%	5/15/27	90	87	C

					520

Food and Staples Retailing	0.1%
CVS Corp.		9.350%	1/10/23	500	569	C
CVS Corp.		5.298%	1/11/27	35	33	C
CVS Lease Pass-Through Trust		5.880%	1/10/28	45	43	C
CVS Lease Pass-Through Trust		6.036%	12/10/28	121	118	C

					763

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Food Products	0.1%
H.J. Heinz Co.		6.428%	12/1/08	$100	$102	C
Sara Lee Corp.		6.250%	9/15/11	150	155

					257

Gas Utilities	0.1%
Suburban Propane Partners LP		6.875%	12/15/13	500	487

Health Care Equipment and Supplies	N.M.
Advanced Medical Optics Inc.		7.500%	5/1/17	250	230

Health Care Providers and Services	0.7%
AmerisourceBergen Corp.		5.875%	9/15/15	50	49
Cardinal Health Inc.		5.800%	10/15/16	60	59	C
DaVita Inc.		6.625%	3/15/13	500	496
HCA Inc.		9.125%	11/15/14	10	11	C
HCA Inc.		6.500%	2/15/16	893	759
HCA Inc.		9.250%	11/15/16	910	967	C
HCA Inc.		9.625%	11/15/16	599	639	C,F
Tenet Healthcare Corp.		6.375%	12/1/11	670	586
Tenet Healthcare Corp.		9.875%	7/1/14	29	27

					3,593

Hotels, Restaurants and Leisure	0.3%
Buffets Inc.		12.500%	11/1/14	250	175
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	200	211
Las Vegas Sands LLC		6.950%	12/31/07	800	778
MGM MIRAGE		6.625%	7/15/15	140	133
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	50	53

					1,350

Independent Power Producers and Energy Traders	0.4%
NRG Energy Inc.		7.375%	2/1/16	250	251
The AES Corp.		7.750%	3/1/14	1,800	1,827

					2,078

Insurance	N.M.
The Travelers Cos. Inc.		6.250%	3/15/37	80	77	B

IT Services	0.1%
SunGard Data Systems Inc.		10.250%	8/15/15	250	261

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Leisure Equipment and Products	0.4%
Eastman Kodak Co.		7.250%	11/15/13	$1,870		$1,856

Media	0.1%
EchoStar DBS Corp.		7.125%	2/1/16	300		308
Gannett Co. Inc.		6.375%	4/1/12	40		41
Idearc Inc.		8.000%	11/15/16	250		250
Viacom Inc.		5.750%	4/30/11	100		101

						700

Metals and Mining	0.1%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	500		546

Oil, Gas and Consumable Fuels	0.8%
Anadarko Petroleum Corp.		6.094%	9/15/09	170		169	D
Anadarko Petroleum Corp.		5.950%	9/15/16	540		535
Chesapeake Energy Corp.		6.375%	6/15/15	400		392
El Paso Corp.		7.000%	6/15/17	2,640		2,681
Gazprom		6.950%	8/6/09	5,470	RUB	221
Gazprom		6.790%	10/29/09	620	RUB	25
Gazprom		7.000%	10/27/11	210	RUB	9
SemGroup LP		8.750%	11/15/15	85		83	C

						4,115

Pharmaceuticals	N.M.
Leiner Health Products Inc.		11.000%	6/1/12	250		210

Real Estate Investment Trusts	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	60		62
iStar Financial Inc.		5.850%	3/15/17	770		681

						743

Real Estate Management and Development	0.1%
Realogy Corp.		12.375%	4/15/15	755		570	C

Road and Rail	0.1%
Hertz Corp.		8.875%	1/1/14	200		206
Saint Acquisition Corp.		12.500%	5/15/17	120		80	C

						286

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Textiles, Apparel and Luxury Goods	0.1%
Levi Strauss and Co.		9.750%	1/15/15	$150	$157
Oxford Industries Inc.		8.875%	6/1/11	200	202

					359

Thrifts and Mortgage Finance	1.2%
Countrywide Financial Corp.		5.585%	2/28/08	2,000	1,980	D
Countrywide Financial Corp.		5.600%	4/30/08	2,200	2,162	D
Countrywide Financial Corp.		5.756%	6/18/08	300	294	D
Countrywide Home Loans Inc.		5.665%	2/27/08	300	297	D
Residential Capital LLC		6.460%	4/17/09	90	77	D
Residential Capital LLC		7.595%	5/22/09	250	212	G
Residential Capital LLC		6.000%	2/22/11	1,480	1,206

					6,228

Wireless Telecommunication Services	N.M.
Rural Cellular Corp.		8.621%	6/1/13	20	21	C,D

Total Corporate Bonds and Notes (Cost—$56,314)					55,117
Asset-Backed Securities	6.4%

Fixed Rate Securities	0.3%
ABSC Manufactured Housing Contract 2004-CN1		8.400%	12/2/30	170	153	C
Bombardier Capital Mortgage Securitization Corp. 2000-A A3		7.830%	6/15/30	947	677
Centex Home Equity 2003-B AF4		3.235%	2/25/32	143	139
Oakwood Mortgage Investors Inc. 1999-D A1		7.840%	11/15/29	335	313
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	390	234	C

					1,516

Indexed SecuritiesD	5.9%
ACE Securities Corp. 2006-GP1 A		5.261%	2/25/31	931	917
Asset Backed Securities Corp. Home Equity Loan Trust 2007-HE1 A4		5.271%	12/25/36	1,470	1,422
Bear Stearns Asset-Backed Securities Trust 2006-SD2		5.331%	6/25/36	1,059	1,044
Carrington Mortgage Loan Trust 2006-NC4 A2		5.231%	10/25/36	1,450	1,425
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1		5.331%	11/25/45	266	262	C
Countrywide Home Equity Loan Trust 2006-B 2A		5.923%	5/15/36	651	641
Countrywide Home Equity Loan Trust 2006-D 2A		5.953%	5/15/36	1,187	1,159
Fremont Home Loan Trust 2006-B 2A2		5.231%	8/25/36	3,000	2,972
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1		5.201%	12/25/36	2,600	2,566
GSAMP Trust 2006-SEA1 A		5.431%	5/25/36	565	520	C

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
GSRPM Mortgage Loan Trust 2006-2 A2		5.431%	9/25/36	$769	$731	C
HSI Asset Securitization Corp. Trust 2007-NC1 A3		5.311%	4/25/37	2,740	2,588
IXIS Real Estate Capital Trust 2005-HE4 A3		5.471%	2/25/36	1,300	1,237
Lehman XS Trust 2006-16N A4B		5.371%	11/25/46	857	836
Lehman XS Trust 2006-2N 1A1		5.391%	2/25/46	534	521
Lehman XS Trust 2006-GP3 2A2		5.351%	6/25/46	870	854
Lehman XS Trust 2007-2N 3A1		5.221%	2/25/37	3,399	3,372
MASTR Asset Backed Securities Trust 2006-FRE1 A2		5.251%	12/25/35	1,300	1,289
MASTR Second Lien Trust 2005-1 A		5.401%	9/25/35	999	994
MASTR Specialized Loan Trust 2006-3 A		5.391%	6/25/46	659	646	C
Morgan Stanley Home Equity Loans 2007-1 A3		5.271%	12/25/36	2,720	2,622
Morgan Stanley Mortgage Loan Trust 2006-12XS		5.251%	10/25/36	744	744
Option One Mortgage Loan Trust 2005-1 A4		5.531%	2/25/35	1,070	1,033
RAAC 2006-RP4 A		5.421%	1/25/46	1,001	979	C

					31,374

Stripped Securities	0.1%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5		0.000%	4/25/36	400	319	H2

Variable Rate Securities	0.1%
GSAMP Trust 2006-S3 A1		6.085%	5/25/36	518	374	B

Total Asset-Backed Securities (Cost—$33,955)					33,583
Mortgage-Backed Securities	15.1%

Fixed Rate Securities	0.3%
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	834	833
BlackRock Capital Finance LP 1997-R1		7.750%	3/25/37	354	142	C
Indymac Manufactured Housing Contract A2-2		6.170%	12/25/11	749	723

					1,698

Indexed SecuritiesD	11.8%
American Home Mortgage Assets 2006-6 A1A		5.321%	12/25/46	720	706
American Home Mortgage Investment Trust 2005-4 5A		5.350%	11/25/45	983	972
Banc of America Mortgage Securities 2003-F 1A1		7.149%	7/25/33	48	48
Banc of America Mortgage Securities 2003-I 2A5		4.150%	10/25/33	1,616	1,594
Banc of America Mortgage Securities 2004-A 1A1		6.084%	2/25/34	162	164
Banc of America Mortgage Securities 2004-E 2A3		4.110%	6/25/34	961	952
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 23A1		5.734%	2/25/36	3,519	3,527

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Bear Stearns Alt-A Trust 2004-10 1A1		5.471%	9/25/34	$270	$270
Bear Stearns Alt-A Trust 2004-11 1A2		5.551%	11/25/34	189	189
Bear Stearns Alt-A Trust 2005-2 1A1		5.381%	3/25/35	89	89
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1		5.291%	12/25/46	1,266	1,242
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1		5.391%	11/25/35	777	765
Countrywide Alternative Loan Trust 2005-24 4A1		5.726%	7/20/35	944	925
Countrywide Alternative Loan Trust 2005-51 2A1		5.796%	11/20/35	565	549
Countrywide Alternative Loan Trust 2005-59 1A1		5.868%	11/20/35	721	706
Countrywide Alternative Loan Trust 2005-76 3A1		5.391%	1/25/46	642	625
Countrywide Alternative Loan Trust 2006-OA1 1A1		5.706%	3/20/46	362	352
Countrywide Alternative Loan Trust 2006-OA10 4A3		5.401%	8/25/46	2,518	2,451
Countrywide Alternative Loan Trust 2006-OA8 1A2		5.361%	7/25/46	764	743
Countrywide Alternative Loan Trust 2006-OA9 1A1		5.696%	7/20/46	1,358	1,327
Countrywide Home Loans 2001-HYB1 1A1		6.926%	6/19/31	53	52
Countrywide Home Loans 2003-60 1A1		4.731%	2/25/34	983	965
Countrywide Home Loans 2003-HYB1 1A1		3.691%	5/19/33	133	133
Countrywide Home Loans 2006-3 1A2		5.461%	3/25/36	679	669
Deutsche Mortgage Securities Inc. 2004-4 7AR2		5.581%	6/25/34	551	547
First Horizon Alternative Mortgage Securities 2005-AA12 1A1		5.923%	2/25/36	701	709
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		5.361%	4/25/36	965	947
GSR Mortgage Loan Trust 2006-0A1 2A2		5.391%	8/25/46	741	720
Harborview Mortgage Loan Trust 2006-13 A		5.683%	11/19/46	903	893
Harborview Mortgage Loan Trust 2006-14 2A1A		5.653%	3/19/38	1,395	1,360
Impac CMB Trust 2004-5 1A1		5.491%	10/25/34	358	358
Impac CMB Trust 2004-6 1A2		5.521%	10/25/34	553	547
Impac CMB Trust 2005-7 A1		5.391%	10/25/35	712	708
Impac Secured Assets Corp. 2004-3 1A4		5.531%	11/25/34	30	31
Impac Secured Assets Corp. 2005-2		5.451%	3/25/36	605	593
IXIS Real Estate Capital Trust 2006-HE2 A1		5.191%	8/25/36	1,077	1,075
Lehman XS Trust 2006-GP2 1A1A		5.201%	6/25/46	482	479
Merit Securities Corp. 11PA B2		7.005%	9/28/32	63	58	C
Merrill Lynch Mortgage Investors Trust 2004-A3 4A3		5.029%	5/25/34	1,505	1,445
Residential Accredit Loans Inc. 2007-Q01 A1		5.281%	2/25/37	3,726	3,546
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1		5.401%	6/25/34	28	28
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		5.451%	10/25/35	2,208	2,152
Structured Asset Mortgage Investments Inc. 2003-AR2 A1		5.873%	12/19/33	149	148

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Structured Asset Mortgage Investments Inc. 2006-AR6		5.321%	7/25/36	$2,466	$2,396
Structured Asset Mortgage Investments Inc. 2007-AR4 A1		5.700%	9/25/47	2,430	2,401
Structured Asset Securities Corp. 2002-08A 7A1		6.846%	5/25/32	192	191
Structured Asset Securities Corp. 2002-11A 1A1		6.925%	6/25/32	46	46
Structured Asset Securities Corp. 2002-16A 1A1		7.689%	8/25/32	365	364
Structured Asset Securities Corp. 2002-18A 1A1		7.710%	9/25/32	34	34
Structured Asset Securities Corp. 2004-NP1 A		5.531%	9/25/33	342	336	C
Thornburg Mortgage Securities Trust 2004-1 I2A		5.581%	3/25/44	68	68
Thornburg Mortgage Securities Trust 2005-3 A1		5.361%	10/25/45	206	205
Thornburg Mortgage Securities Trust 2005-3 A4		5.401%	10/25/45	751	748
Thornburg Mortgage Securities Trust 2006-1		5.301%	1/25/46	966	961
WaMu Mortgage Pass-Through Certificates 2006-AR11 3A1A		5.903%	9/25/46	3,385	3,307
WaMu Mortgage Pass-Through Certificates 2006-AR2 A1A		5.923%	4/25/46	5,296	5,206
WaMu Mortgage Pass-Through Certificates 2006-AR3 A1A		5.953%	5/25/46	4,195	4,101
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		5.953%	6/25/46	2,205	2,148
WaMu Mortgage Pass-Through Certificates 2006-AR6 2A		5.943%	8/25/46	2,990	2,915

					61,786

Variable Rate SecuritiesE	3.0%
Adjustable Rate Mortgage Trust 2004-1 4A1		5.551%	1/25/35	5,331	5,235
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1		4.175%	2/25/35	358	355
Bear Stearns Alt-A Trust 2003-5 2A1		4.898%	12/25/33	955	947
BlackRock Capital Finance LP 1996-R1		9.555%	9/25/26	458	284
Morgan Stanley Mortgage Loan Trust 2004-6AR		6.133%	8/25/34	174	174
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3		5.700%	3/25/36	757	768
Sequoia Mortgage Trust 2007-4 4A1		6.046%	7/20/47	1,900	1,869
Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1		6.098%	11/25/34	90	92
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2		4.590%	9/25/37	1,354	1,342
Thornburg Mortgage Securities Trust 2007-4 2A1		6.240%	11/25/17	2,067	2,074

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Thornburg Mortgage Securities Trust 2007-4 3A1		6.228%	9/25/37	$1,889	$1,872
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1		4.305%	5/25/35	845	837

					15,849

Total Mortgage-Backed Securities (Cost—$79,954)					79,333
Loan Participations and AssignmentsD	9.7%

Aerospace and Defense	0.4%
Dubai Aerospace Enterprise, Bridge Loan		9.110%	1/31/08	1,000	990
TransDigm Inc., Term Loan, Tranche B		7.200%	12/27/07	1,000	978

					1,968

Airlines	0.2%
Delta Air Lines Inc., Second Lien Term Loan		8.610%	10/30/07	1,000	967

Auto Components	0.2%
Allison Transmission Inc., Term Loan, Tranche B		8.480% to 8.570%	12/10/07	1,000	967

Automobiles	0.2%
Chrysler Financial Services NA LLC, First Lien Term Loan		9.360%	11/8/07	1,000	997

Chemicals	0.1%
Georgia Gulf Corp., Term Loan		8.298%	10/9/07	621	606

Commercial Services and Supplies	0.6%
Allied Waste North America Inc., Credit Linked Deposit, Tranche A		6.820%	10/1/07	277	273
Allied Waste North America Inc., Term Loan		6.630% to 6.890%	2/18/08	509	502
Aramark Corp., Letter of Credit		7.198%	12/31/07	148	145
Aramark Corp., Term Loan, Tranche B		7.198%	12/31/07	2,106	2,067

					2,987

Communications Equipment	0.4%
Panamsat Corp., Term Loan, Tranche B		7.360%	10/2/07	1,995	1,968

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Computers and Peripherals	0.3%
CCG, Term Loan, Tranche B		7.360%	11/1/07	$895	$869
SunGard Data Systems Inc., Term Loan, Tranche B		7.356%	11/8/07	992	974

					1,843

Containers and Packaging	0.3%
Amscan Holdings Inc., Term Loan, Tranche B		7.345% to 9.000%	12/31/07	998	950
Graham Packaging Co. LP, Term Loan, Tranche B		7.500% to 8.000%	3/4/08	998	981

					1,931

Distributors	0.2%
Keystone Automotive Industries Inc., Term Loan, Tranche B		8.820% to 10.250%	12/31/07	998	918

Diversified Consumer Services	0.2%
Thomson Medical Education, First Lien Term Loan		7.950%	12/31/07	1,000	995

Health Care Providers and Services	1.2%
Community Health Systems Inc., Term Loan, Tranche B		7.760%	11/30/07	2,345	2,301
Davita Inc., Term Loan, Tranche B1		6.700% to 7.010%	12/31/07	1,000	980
HCA Inc., Term Loan, Tranche B		7.448%	12/31/07	995	974
IASIS Healthcare Corp., Term Loan		7.360%	10/26/07	1,000	951
Sheridan Healthcare Inc., Term Loan, Tranche B		7.860%	10/16/07	1,000	930

					6,136

Hotels, Restaurants and Leisure	0.3%
Quiznos LLC, First Lien Term Loan		7.450% to 7.610%	12/28/07	992	962
Wimar Opco LLC, Term Loan, Tranche B		7.448%	12/31/07	977	944

					1,906

Independent Power Producers and Energy Traders	0.3%
NRG Energy Inc., Term Loan		7.110%	10/1/07	1,500	1,470

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

IT Services	0.6%
First Data Corp., Term Loan, Tranche B1		7.960%	12/24/07	$3,370	$3,232

Machinery	0.4%
Nacco Materials Handling Group, Term Loan		7.350% to 7.665%	11/15/07	995	958
Oshkosh Truck Corp., Term Loan, Tranche B		7.450%	12/6/07	995	979

					1,937

Media	2.2%
Cedar Fair LP, Term Loan, Tranche B		7.129%	10/31/07	990	968
Charter Communications Operating LLC, Term Loan		7.360%	10/30/07	1,000	964
Citadel Communication Group, Term Loan, Tranche B		6.755% to 6.825%	12/31/07	1,000	951
CSC Holdings Inc., Incremental Term Loan		7.569%	10/9/07	990	975
Discovery Communications Inc., Term Loan, Tranche B		7.198%	12/31/07	1,000	980
Idearc Inc., Term Loan, Tranche B		7.200%	12/31/07	995	979
Insight Midwest Holdings LLC, Term Loan, Tranche B		7.110% to 7.360%	10/5/07	1,000	979
Lodgenet Entertainment Corp., Term Loan, Tranche B		7.360%	12/31/07	1,000	975
Nielsen Finance LLC, Term Loan, Tranche B		7.360%	11/9/07	990	961
Tribune Co., Tranche B		8.360%	10/5/07	1,000	907
Univision Communications, Term Loan, Tranche B		7.610%	10/31/07	940	893
UPC Broadband Holding, Term Loan, Tranche N		7.130%	1/2/08	1,000	956

					11,488

Metals and Mining	0.2%
Noranda Aluminum Acquisition Corp., Term Loan		7.510%	11/19/07	1,000	970

Multiline Retail	0.4%
Dollar General Corp., Term Loan, Tranche B		8.108%	10/31/07	1,000	949
Neiman Marcus Group Inc., Term Loan		7.448%	12/6/07	1,000	983

					1,932

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Oil, Gas and Consumable Fuels	0.2%
Alpha Natural Resources, Term Loan, Tranche B		7.110%	10/1/07	$995	$978

Paper and Forest Products	0.2%
Georgia-Pacific Corp., First Lien Term Loan		6.948% to 7.474%	12/31/07	990	968

Road and Rail	0.1%
Swift Transportation, Term Loan		8.375%	11/1/07	884	800

Semiconductors and Semiconductor Equipment	0.3%
Freescale Semiconductor, Term Loan, Tranche B		7.330%	12/3/07	993	947
Sensata Technologies, Term Loan, Tranche B		7.090% to 7.110%	10/29/07	990	948

					1,895

Specialty Retail	0.2%
Michaels Stores Inc., Term Loan B		7.625% to 8.125%	1/31/08	997	966

Total Loan Participations and Assignments (Cost—$51,819)					50,825
U.S. Government and Agency Obligations	6.2%

Fixed Rate Securities	3.1%
Federal Home Loan Bank		5.500%	5/21/09	6,900	6,904
United States Treasury Notes		3.625%	7/15/09	2,960	2,943
United States Treasury Notes		4.750%	8/15/17	6,110	6,192

					16,039

Treasury Inflation-Protected SecuritiesI	3.1%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	1,083	1,047
United States Treasury Inflation-Protected Security		2.375%	4/15/11	861	866
United States Treasury Inflation-Protected Security		2.000%	1/15/16	3,568	3,488
United States Treasury Inflation-Protected Security		2.500%	7/15/16	4,074	4,150

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.375%	1/15/17	$4,318	$4,349
United States Treasury Inflation-Protected Security		2.375%	1/15/27	2,572	2,603

					16,503

Total U.S. Government and Agency Obligations (Cost—$31,943)					32,542
U.S. Government Agency Mortgage-Backed Securities	42.6%

Fixed Rate Securities	24.7%
Fannie Mae		5.000%	12/1/37	80,320	76,595	J
Fannie Mae		5.500%	12/1/37	42,300	41,412	J
Fannie Mae		6.000%	12/1/37	11,600	11,613	J

					129,620

Indexed SecuritiesD	17.9%
Fannie Mae		5.878%	3/1/36	5,395	5,445
Fannie Mae		5.861%	6/1/36	1,801	1,810
Fannie Mae		5.807%	9/1/36	23,635	23,888
Fannie Mae		5.585%	12/1/36	1,399	1,406
Fannie Mae		6.454%	1/1/37	5,139	5,228
Fannie Mae		5.726%	4/1/37	5,647	5,698
Fannie Mae		5.896%	4/1/37	3,658	3,685
Fannie Mae		6.238%	4/1/37	4,457	4,514
Freddie Mac		5.524%	1/1/36	3,004	3,023
Freddie Mac		5.990%	6/1/36	1,863	1,894
Freddie Mac		5.726%	7/1/36	8,710	8,780
Freddie Mac		6.157%	12/1/36	5,124	5,219
Freddie Mac		5.603%	1/1/37	1,100	1,106
Freddie Mac		5.889%	2/1/37	1,083	1,091
Freddie Mac		5.818%	5/1/37	1,127	1,137
Freddie Mac		5.895%	5/1/37	3,379	3,413
Freddie Mac		6.057%	5/1/37	8,774	8,912
Freddie Mac		5.796%	6/1/37	570	575
Freddie Mac		6.225%	9/1/37	6,970	7,004

					93,828

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$222,809)					223,448

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee BondsK	3.5%

Commercial Banks	2.5%
Barclays Capital		5.456%	3/20/08	$700	$685	C,D
Glitnir Banki Hf		6.375%	9/25/12	680	682	C
Glitnir Banki Hf		6.693%	6/15/16	1,810	1,850	B,C
Glitnir Banki Hf		7.451%	9/14/49	100	99	B,C
HBOS Capital Funding LP		6.071%	6/30/49	230	221	B,C
HSBK Europe BV		7.250%	5/3/17	1,480	1,335	C
ICICI Bank Ltd.		6.375%	4/30/22	1,422	1,330	B,C
ICICI Bank Ltd.		6.375%	4/30/22	160	150	B,C
Kaupthing Bank Hf		7.125%	5/19/16	240	242	C
Landsbanki Islands Hf		6.100%	8/25/11	2,190	2,219	C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	300	278	B,C
TuranAlem Finance BV		8.250%	1/22/37	1,330	1,124	C
TuranAlem Finance BV		8.250%	1/22/37	500	436	C
VTB Capital SA for Vneshtorgbank		5.956%	8/1/08	2,651	2,624	C,D

					13,275

Diversified Financial Services	0.4%
TNK-BP Finance SA		7.500%	7/18/16	781	779	C
TNK-BP Finance SA		7.500%	7/18/16	550	546	C
TNK-BP Finance SA		6.625%	3/20/17	200	186	C
TNK-BP Finance SA		6.625%	3/20/17	342	320	C

					1,831

Diversified Telecommunication Services	0.1%
Intelsat Bermuda Ltd.		9.250%	6/15/16	250	259

Energy Equipment and Services	N.M.
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	250	258

Foreign Governments	0.2%
Federative Republic of Brazil		8.000%	1/15/18	520	580
Federative Republic of Brazil		11.000%	8/17/40	206	276
Republic of Panama		9.375%	4/1/29	141	189

					1,045

Metals and Mining	0.3%
Vale Overseas Ltd.		8.250%	1/17/34	60	71
Vale Overseas Ltd.		6.875%	11/21/36	1,546	1,593

					1,664

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Yankee Bonds—Continued

Wireless Telecommunication Services	N.M.
Vodafone Group PLC		5.000%	9/15/15	$100		$94

Total Yankee Bonds (Cost—$19,020)						18,426
Foreign Government Obligations	1.7%
Commonwealth of Australia		4.000%	8/20/20	1,730	AUD	2,335	L
Federative Republic of Brazil		10.000%	1/1/10	—	M BRL	1
Federative Republic of Brazil		10.000%	7/1/10	2	BRL	962
Federative Republic of Brazil		6.000%	5/15/15	1	BRL	508	L
Federative Republic of Brazil		6.000%	5/15/45	1	BRL	526	L
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	15,000	SEK	3,335	L
Republic of Argentina		2.000%	1/3/10	1,089	ARS	443	L
United Kingdom Treasury Gilt		1.250%	11/22/55	363	GBP	858	L

Total Foreign Government Obligations (Cost—$8,556)						8,968
Preferred Stocks	N.M.
Fannie Mae		7.000%		2	Shs	99	D

Total Preferred Stocks (Cost—$101)						99

Total Long-Term Securities (Cost—$504,471)						502,341
Short-Term Securities	29.3%

U.S. Government and Agency Obligations	0.1%
Fannie Mae		0.000%	3/17/08	$725		710	N,O

Corporate Bonds and Notes	1.0%
Banc of America Corp.		5.130%	10/2/07	5,000		4,999

Foreign Government Obligations	0.9%
Bank Negara Malaysia Monetary Notes		0.000%	11/1/07	620	MYR	182	N
Bank Negara Malaysia Monetary Notes		0.000%	12/6/07	163	MYR	48	N
Bank Negara Malaysia Monetary Notes		0.000%	1/17/08	2,933	MYR	846	N
Egypt Treasury Bills		0.000%	10/30/07	550	EGP	98	N
Egypt Treasury Bills		0.000%	10/30/07	3,925	EGP	698	N
Egypt Treasury Bills		0.000%	11/6/07	275	EGP	49	N

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Short-Term Securities—Continued

Foreign Government Obligations—Continued
Egypt Treasury Bills		0.000%	11/20/07	675	EGP	$119	N
Egypt Treasury Bills		0.000%	1/15/08	13,500	EGP	2,365	N
Egypt Treasury Bills		0.000%	2/18/08	850	EGP	148	N
Egypt Treasury Bills		0.000%	3/25/08	850	EGP	147	N
Egypt Treasury Bills		0.000%	4/1/08	425	EGP	73	N

						4,773

Options PurchasedP	1.1%
Eurodollar Futures Call, March 2008, Strike Price $94.00				1,198	Q	4,433
Eurodollar Futures Call, March 2008, Strike Price $94.25				100	Q	307
Eurodollar Futures Put, June 2008, Strike Price $93.75				202	Q	1
Eurodollar Futures Put, June 2008, Strike Price $94.00				205	Q	1
LIBOR Call, March 2008, Strike Price $93.50				419	Q	921

						5,663

Repurchase Agreement	26.2%
Lehman Brothers Inc. 4.75%, dated 9/28/07, to be repurchased at $137,171 on 10/1/07 (Collateral: $79,797 Fannie Mae notes, 6.63%, due 9/15/09, value $83,283, $100,000 Federal Home Loan Bank notes, zero-coupon bond, due 7/29/19, value $50,490, $6,035 Federal Home Loan Bank notes, 4.5%, due 6/22/10, value $6,086)				$137,117		137,117

Total Short-Term Securities (Cost—$151,411)						153,262
Total Investments (Cost—$655,587)R	125.0%					655,603
Other Assets Less Liabilities	(25.0)%					(131,064)

Net Assets	100.0%					$524,539

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedP
Bundesobligations Futures	December 2007	5	$(3)
Eurodollar Futures	December 2007	157	112
Eurodollar Futures	March 2008	121	(14)
LIBOR Futures	March 2008	70	57
U.S. Treasury Bond Futures	December 2007	114	20
U.S. Treasury Note Futures	December 2007	602	357

			$529

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenP
Eurodollar Futures	September 2008	27	$(47)
Eurodollar Futures	December 2008	7	(5)
Eurodollar Futures	June 2009	57	(39)
U.S. Treasury Note Futures	December 2007	714	197

			$106

Options WrittenP
Eurodollar Futures Call, Strike Price $95.50	March 2008	43	$1
Eurodollar Futures Call, Strike Price $96.00	March 2008	209	62
Eurodollar Futures Put, Strike Price $95.25	March 2008	210	30
Eurodollar Futures Put, Strike Price $95.50	March 2008	43	1
U.S. Treasury Note Futures Call, Strike Price $112.00	November 2007	86	47
U.S. Treasury Note Futures Put, Strike Price $105.00	November 2007	20	13
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	66	8

			$162

N.M.—Not Meaningful.

A	Convertible Security – Security may be converted into the issuer’s common stock.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 4.99% of net assets.

D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

E	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
F	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

J	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
L

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

M	Amount represents less than $0.05.
N	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
O	All or a portion of this security is collateral to cover futures and options contracts written.
P	Options and futures are described in more detail in the notes to financial statements.
Q	Par represents actual number of contracts.

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

R

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,357
Gross unrealized depreciation	(5,341)

Net unrealized appreciation/(depreciation)	$16

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

EGP—Egyptian Pound

GBP—British Pound

MYR—Malaysian Ringgit

RUB—Russian Ruble

SEK—Swedish Krona

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Absolute Return Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$504,471)			$502,341
Short-term securities at value (Cost—$151,411)			153,262
Cash			894
Foreign currency at value (Cost—$346)			350
Receivable for securities sold			79,188
Receivable for fund shares sold			127
Interest receivable			3,608
Futures variation margin receivable			96
Unrealized appreciation of forward foreign currency contracts			521

Total assets			740,387

Liabilities:
Swap contracts at value	$390
Payable for securities purchased	214,373
Payable for fund shares repurchased	59
Accrued management fee	315
Accrued distribution fees	—	A
Income distribution payable	119
Options written (Proceeds—$438)	276
Unrealized depreciation of forward foreign currency contracts	62
Amounts payable on swaps	13
Accrued expenses	241

Total liabilities			215,848

Net Assets			$524,539

Net assets consist of:
Accumulated paid-in-capital			$525,992
Undistributed net investment income			90
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions			(2,386)
Unrealized appreciation of investments, options, futures, swaps and foreign currency translations			843

Net Assets			$524,539

Net Asset Value Per Share:
Institutional Class (52,008 shares outstanding)			$10.09
Financial Intermediary Class (2 shares outstanding)			$10.09

A	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Absolute Return Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$12,659
Dividends	2

Total income			$12,661
Expenses:
Management fees	1,632
Distribution fees:
Financial Intermediary Class	—	A
Audit and legal fees	88
Custodian fees	46
Directors’ fees and expenses	12
Registration fees	68
Reports to shareholders	15
Transfer agent and shareholder servicing expense:
Institutional Class	8
Financial Intermediary Class	—	A
Other expenses	22

	1,891
Less: Expenses reimbursed by adviser	—	A
Compensating balance credits	(16)
Fees recaptured	190

Net expenses			2,065

Net Investment Income			10,596
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	484
Options	(1,104)
Futures	(1,396)
Swaps	465
Foreign currency transactions	(324)

			(1,875)
Change in unrealized appreciation/depreciation of:
Investments, options, futures, swaps and foreign currency translations	(335)
Assets and liabilities denominated in foreign currency	(41)

			(376)

Net Realized and Unrealized Loss on Investments			(2,251)

Change in Net Assets Resulting From Operations			$8,345

A	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Absolute Return Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007		FOR THE PERIOD ENDED MARCH 31, 2007A
Change in Net Assets:	(Unaudited)
Net investment income	$10,596		$5,736

Net realized gain/(loss)	(1,875)		2,151

Change in unrealized appreciation/depreciation	(376)		1,219

Change in net assets resulting from operations	8,345		9,106

Distributions to shareholders from:
Net investment income:
Institutional Class	(10,585)		(5,734)
Financial Intermediary Class	—	B	—	B

Net realized gain on investments:
Institutional Class	(1,802)		(783)
Financial Intermediary Class	—	B	—	B

Change in net assets from fund share transactions:
Institutional Class	157,325		368,650
Financial Intermediary Class	—	B	17

Change in net assets	153,283		371,256

Net Assets:
Beginning of period	371,256		—

End of period	$524,539		$371,256

Under distributions of net investment income	$90		$79

A	For the period July 6, 2006 (commencement of operations) to March 31, 2007.
B	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		PERIOD ENDED MARCH 31, 2007A
	(Unaudited)
Net asset value, beginning of period	$10.23		$10.00

Investment operations:
Net investment income	.25	B	.36	B
Net realized and unrealized gain	(.10)		.29

Total from investment operations	.15		.65

Distributions from:
Net investment income	(.24)		(.35)
Net realized gain on investments	(.05)		(.07)

Total distributions	(.29)		(.42)

Net asset value, end of period	$10.09		$10.23

Total return	1.63	%C	6.63	%C

Ratios to Average Net Assets:D
Total expenses	.87	%E	1.09	%E
Expenses net of waivers, if any	.96	%E	.93	%E
Expenses net of all reductions	.95	%E	.89	%E
Net investment income	4.87	%E	4.90	%E

Supplemental Data:
Portfolio turnover rate	196.3	%C	182.2	%C
Net assets, end of period (in thousands)	$524,521		$371,239

A	For the period July 6, 2006 (commencement of operations) to March 31, 2007.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense (waivers)/reimbursements and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		PERIOD ENDED MARCH 31, 2007F
	(Unaudited)
Net asset value, beginning of period	$10.23		$10.17

Investment operations:
Net investment income	.23	B	.27	B
Net realized and unrealized gain/(loss)	(.09)		.13

Total from investment operations	.14		.40

Distributions from:
Net investment income	(.23)		(.27)
Net realized gain on investments	(.05)		(.07)

Total distributions	(.28)		(.34)

Net asset value, end of period	$10.09		$10.23

Total return	1.50	%C	3.99	%C

Ratios to Average Net Assets:D
Total expenses	1.36	%E	85.97	%E
Expenses net of waivers, if any	1.21	%E	1.18	%E
Expenses net of all reductions	1.20	%E	1.16	%E
Net investment income	4.62	%E	4.60	%E

Supplemental Data:
Portfolio turnover rate	196.3	%C	182.2	%C
Net assets, end of period (in thousands)	$18		$17

B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.
F	For the period September 6, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Core Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2007 and held through September 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class
Actual	$1,000.00	$1,004.00	$2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.86	2.23
Financial Intermediary Class
Actual	$1,000.00	$1,002.80	$3.46
Hypothetical (5% return before expenses)	1,000.00	1,021.61	3.50

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratios of 0.44% and 0.69% for the Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Core Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Performance Information—Continued

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning July 31, 1999.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	118.7%

Corporate Bonds and Notes	17.7%

Aerospace and Defense	N.M.
United Technologies Corp.		5.400%	5/1/35	$1,460	$1,367

Airlines	0.7%
Continental Airlines Inc.		6.900%	1/2/18	440	450
Continental Airlines Inc.		6.545%	2/2/19	2,702	2,719
Delta Air Lines Inc.		7.379%	5/18/10	5,565	5,621
Delta Air Lines Inc.		7.570%	11/18/10	12,026	12,334
Delta Air Lines Inc.		7.111%	9/18/11	15,600	15,814
Southwest Airlines Co.		5.125%	3/1/17	2,640	2,433	A
US Airways Pass-Through Trust		6.850%	1/30/18	9,575	9,431

					48,802

Automobiles	0.2%
DaimlerChrysler NA Holding Corp.		4.050%	6/4/08	1,530	1,513
DaimlerChrysler NA Holding Corp.		7.200%	9/1/09	1,240	1,285
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	700	710
Ford Motor Co.		7.450%	7/16/31	13,410	10,527	A

					14,035

Building Products	0.1%
Masco Corp.		7.125%	8/15/13	3,320	3,481
Masco Corp.		6.125%	10/3/16	4,120	4,021

					7,502

Capital Markets	2.7%
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	520	495	B
Lehman Brothers Holdings Inc.		5.260%	4/2/08	50,000	49,803	A,C
Lehman Brothers Holdings Inc.		6.200%	9/26/14	4,370	4,387
Lehman Brothers Holdings Inc.		7.394%	9/15/22	42,560	43,615	C
Merrill Lynch and Co. Inc.		5.794%	6/16/08	31,040	31,028	C
Merrill Lynch and Co. Inc.		6.110%	1/29/37	3,510	3,304
Morgan Stanley		5.485%	1/18/08	8,000	7,993	C
Morgan Stanley		4.750%	4/1/14	3,070	2,884
Morgan Stanley		5.810%	10/18/16	4,040	3,865	C
The Bear Stearns Cos. Inc.		5.550%	1/22/17	7,855	7,415	A
The Bear Stearns Cos. Inc.		6.400%	10/2/17	26,540	26,422
The Goldman Sachs Group Inc.		5.625%	1/15/17	9,935	9,639

					190,850

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks	0.7%
Bank One Corp.		7.875%	8/1/10	$4,500	$4,815
Bank One Corp.		5.900%	11/15/11	2,000	2,036
HBOS Treasury Services PLC		5.250%	2/21/17	2,500	2,487	D
Rabobank Capital Funding Trust II		5.260%	12/31/49	470	445	B,D
Rabobank Capital Funding Trust III		5.254%	12/31/49	3,030	2,788	B,D
SunTrust Capital VIII		6.100%	12/15/36	14,970	13,580	B
Wachovia Capital Trust III		5.800%	3/15/49	6,130	6,089	B
Wachovia Corp.		5.750%	6/15/17	16,100	16,161	A
Wells Fargo Capital X		5.950%	12/15/36	1,890	1,734

					50,135

Commercial Services and Supplies	0.4%
PHH Corp.		7.125%	3/1/13	5,010	5,284
Waste Management Inc.		7.125%	10/1/07	10,330	10,330
Waste Management Inc.		6.875%	5/15/09	2,000	2,067
Waste Management Inc.		6.375%	11/15/12	2,530	2,625
Waste Management Inc.		5.000%	3/15/14	3,440	3,294
Waste Management Inc.		7.125%	12/15/17	6,000	6,331

					29,931

Communications Equipment	0.1%
Motorola Inc.		8.000%	11/1/11	5,600	6,112

Consumer Finance	2.0%
American Express Co.		6.800%	9/1/66	3,920	4,017	B
Capital One Financial Corp.		6.150%	9/1/16	3,170	3,092
Ford Motor Credit Co.		6.625%	6/16/08	8,900	8,833
Ford Motor Credit Co.		7.375%	10/28/09	50,175	49,200
Ford Motor Credit Co.		7.875%	6/15/10	6,310	6,168
Ford Motor Credit Co.		7.375%	2/1/11	6,435	6,166
Ford Motor Credit Co.		7.250%	10/25/11	5,910	5,538
GMAC LLC		5.625%	5/15/09	9,550	9,297
GMAC LLC		7.750%	1/19/10	5,355	5,312
GMAC LLC		7.250%	3/2/11	820	795
GMAC LLC		0.000%	6/15/15	220	115	E
SLM Corp.		3.820%	4/1/09	8,960	8,242	F
SLM Corp.		5.625%	8/1/33	42,895	33,020	A

					139,795

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services	1.2%
Air 2 US		8.027%	10/1/19	$11,859	$12,037	D
Bank of America Corp.		5.420%	3/15/17	2,000	1,945
Dryden Investor Trust		7.157%	7/23/08	4,368	4,403
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	12,080	11,611	B,D
HSBC Finance Corp.		8.000%	7/15/10	690	741
HSBC Finance Corp.		7.000%	5/15/12	700	736
HSBC Finance Corp.		6.375%	11/27/12	440	455
ILFC E-Capital Trust II		6.250%	12/21/65	4,160	4,010	A,B,D
J.P. Morgan and Co. Inc.		7.214%	2/15/12	2,000	2,064	F
JPMorgan Chase and Co.		5.750%	1/2/13	3,770	3,823
SB Treasury Co. LLC		9.400%	12/29/49	2,930	2,997	B,D
Sigma Finance Inc.		8.500%	8/11/16	17,200	16,590	D,G
Sigma Finance Inc.		8.000%	6/22/17	19,210	18,089	D,G
Unilever Capital Corp.		7.125%	11/1/10	1,730	1,838

					81,339

Diversified Telecommunication Services	0.2%
AT&T Inc.		5.100%	9/15/14	4,960	4,800
BellSouth Corp.		4.750%	11/15/12	440	428	A
BellSouth Corp.		5.200%	9/15/14	4,270	4,156
CenturyTel Inc.		6.000%	4/1/17	4,120	4,082
Verizon Global Funding Corp.		7.250%	12/1/10	2,220	2,358
Verizon Global Funding Corp.		7.375%	9/1/12	5	6

					15,830

Electric Utilities	0.7%
Exelon Corp.		5.625%	6/15/35	345	309
FirstEnergy Corp.		6.450%	11/15/11	290	300
FirstEnergy Corp.		7.375%	11/15/31	9,330	10,210
Pacific Gas and Electric Co.		6.050%	3/1/34	940	923
Pacific Gas and Electric Co.		5.800%	3/1/37	7,330	6,928
Progress Energy Inc.		7.100%	3/1/11	1,488	1,565
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	630	613
The Detroit Edison Co.		6.125%	10/1/10	920	950
TXU Energy Co.		7.000%	3/15/13	25,800	28,332

					50,130

Food and Staples Retailing	0.7%
CVS Lease Pass-Through Trust		6.036%	12/10/28	36,022	34,989	D
Wal-Mart Stores Inc.		5.800%	2/15/18	16,920	17,037

					52,026

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Food Products	0.2%
General Mills Inc.		5.700%	2/15/17	$3,580	$3,521
H.J. Heinz Co.		6.428%	12/1/08	6,650	6,756	D
Sara Lee Corp.		6.250%	9/15/11	5,500	5,681

					15,958

Gas Utilities	0.1%
Southern Natural Gas Co.		8.000%	3/1/32	7,390	8,354

Health Care Equipment and Supplies	N.M.
Mallinckrodt Inc.		6.500%	11/15/07	1,210	1,211

Health Care Providers and Services	0.9%
AmerisourceBergen Corp.		5.625%	9/15/12	3,520	3,491
AmerisourceBergen Corp.		5.875%	9/15/15	3,050	2,983
Cardinal Health Inc.		6.300%	10/15/16	3,530	3,475	D
Cardinal Health Inc.		5.850%	12/15/17	12,985	12,807
HCA Inc.		5.750%	3/15/14	35,430	29,717
Tenet Healthcare Corp.		6.375%	12/1/11	2,500	2,188	A
Tenet Healthcare Corp.		7.375%	2/1/13	6,584	5,580

					60,241

Hotels, Restaurants and Leisure	0.1%
Marriott International Inc.		5.810%	11/10/15	4,400	4,355	A
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	3,050	3,255

					7,610

Household Durables	N.M.
Pulte Homes Inc.		8.125%	3/1/11	2,110	2,037	A

Independent Power Producers and Energy Traders	0.3%
TXU Corp.		4.800%	11/15/09	9,000	9,079
TXU Corp.		6.500%	11/15/24	1,090	873
TXU Corp.		6.550%	11/15/34	9,930	7,788	A

					17,740

Insurance	1.4%
American International Group Inc.		6.250%	3/15/37	12,690	11,947
ASIF Global Financing XIX		4.900%	1/17/13	1,210	1,169	D
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	3,070	3,059

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Insurance—Continued
MetLife Inc.		6.400%	12/15/36	$46,240	$43,967
The Travelers Cos. Inc.		6.250%	3/15/37	36,940	35,716	B

					95,858

IT Services	0.1%
Electronic Data Systems Corp.		7.125%	10/15/09	7,685	7,824

Leisure Equipment and Products	0.7%
Eastman Kodak Co.		3.625%	5/15/08	17,500	16,975
Eastman Kodak Co.		7.250%	11/15/13	34,680	34,420

					51,395

Media	0.9%
CBS Corp.		7.625%	1/15/16	2,750	2,958
Clear Channel Communications Inc.		4.625%	1/15/08	1,430	1,420
Clear Channel Communications Inc.		4.250%	5/15/09	2,130	2,030
Clear Channel Communications Inc.		6.250%	3/15/11	5,580	5,115
Clear Channel Communications Inc.		5.500%	9/15/14	790	620
Comcast Corp.		6.500%	1/15/15	1,200	1,240
Comcast Corp.		6.500%	1/15/17	600	619
Comcast Corp.		7.050%	3/15/33	3,130	3,299
Comcast MO of Delaware Inc.		9.000%	9/1/08	2,200	2,270
Cox Communications Inc.		7.875%	8/15/09	9,640	10,081
Liberty Media LLC		7.875%	7/15/09	9,000	9,263
Liberty Media LLC		3.750%	2/15/30	290	168	H
News America Inc.		6.200%	12/15/34	105	99
Time Warner Inc.		6.875%	5/1/12	8,270	8,678
Time Warner Inc.		6.950%	1/15/28	2,000	2,046
Time Warner Inc.		7.625%	4/15/31	350	381
Viacom Inc.		5.750%	4/30/11	8,580	8,663
Viacom Inc.		6.250%	4/30/16	3,400	3,409

					62,359

Multi-Utilities	0.2%
Dominion Resources Inc.		4.125%	2/15/08	10,850	10,791
Dominion Resources Inc.		5.125%	12/15/09	50	50
Dominion Resources Inc.		4.750%	12/15/10	570	562
Dominion Resources Inc.		5.700%	9/17/12	2,050	2,057

					13,460

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	0.1%
Target Corp.		4.000%	6/15/13	$4,445	$4,110	A

Oil, Gas and Consumable Fuels	1.7%
Anadarko Petroleum Corp.		6.094%	9/15/09	12,340	12,269	C
Anadarko Petroleum Corp.		6.450%	9/15/36	10,010	9,855
Conoco Inc.		6.950%	4/15/29	2,780	3,058
El Paso Natural Gas Co.		8.375%	6/15/32	3,610	4,242
Hess Corp.		7.875%	10/1/29	2,940	3,379
Hess Corp.		7.300%	8/15/31	9,595	10,518
Kerr-McGee Corp.		6.875%	9/15/11	17,000	17,875
Kerr-McGee Corp.		6.950%	7/1/24	650	674
Kinder Morgan Energy Partners LP		7.125%	3/15/12	4,650	4,903
Kinder Morgan Energy Partners LP		5.000%	12/15/13	3,180	3,034
Kinder Morgan Energy Partners LP		6.000%	2/1/17	1,670	1,651
Pemex Project Funding Master Trust		6.625%	6/15/35	16,155	16,647
Sonat Inc.		7.625%	7/15/11	5,000	5,175
Tennessee Gas Pipeline Co.		8.375%	6/15/32	1,110	1,305
Texaco Capital Inc.		5.500%	1/15/09	1,000	1,006	A
The Williams Cos. Inc.		8.125%	3/15/12	3,730	4,019	A
The Williams Cos. Inc.		7.500%	1/15/31	2,035	2,111
The Williams Cos. Inc.		8.750%	3/15/32	3,240	3,730
XTO Energy Inc.		7.500%	4/15/12	10,379	11,215

					116,666

Paper and Forest Products	N.M.
Weyerhaeuser Co.		6.750%	3/15/12	2,775	2,881

Pharmaceuticals	0.1%
Wyeth		5.950%	4/1/37	9,750	9,409

Real Estate Investment Trusts	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	3,550	3,647

Real Estate Management and Development	N.M.
Socgen Real Estate Co. LLC		7.640%	12/29/49	260	260	B,D

Specialty Retail	0.3%
Autozone Inc.		6.950%	6/15/16	5,620	5,965
Home Depot Inc.		4.625%	8/15/10	1,380	1,345

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Specialty Retail—Continued
Home Depot Inc.		5.250%	12/16/13	$2,740	$2,630
Home Depot Inc.		5.400%	3/1/16	4,250	3,982
Limited Brands Inc.		6.125%	12/1/12	9,420	9,484

					23,406

Thrifts and Mortgage Finance	0.6%
Countrywide Financial Corp.		6.250%	5/15/16	14,400	13,031	A
Residential Capital LLC		7.125%	11/21/08	8,180	7,321	A
Residential Capital LLC		8.460%	4/17/09	1,280	1,088	C
Residential Capital LLC		7.595%	5/22/09	3,550	3,018	C,F
Residential Capital LLC		7.000%	2/22/11	15,310	12,478
Residential Capital LLC		7.500%	6/1/12	5,150	4,171

					41,107

Tobacco	0.1%
Altria Group Inc.		7.000%	11/4/13	1,115	1,212
Altria Group Inc.		7.750%	1/15/27	2,500	3,071
Reynolds American Inc.		7.875%	5/15/09	3,240	3,365

					7,648

Wireless Telecommunication Services	0.1%
Sprint Capital Corp.		8.375%	3/15/12	7,935	8,737
Sprint Capital Corp.		6.900%	5/1/19	230	231
Sprint Capital Corp.		8.750%	3/15/32	1,330	1,525

					10,493

Total Corporate Bonds and Notes (Cost—$1,279,032)					1,251,528
Asset-Backed Securities	5.3%

Fixed Rate Securities	0.5%
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	4,700	4,177
Drive Auto Receivables Trust 2006-2 A3		5.330%	4/15/14	25,360	25,456	D
Equity One ABS Inc. 2003-3		4.995%	12/25/33	4,037	3,838
Green Tree Financial Corp. 1996-5		8.100%	7/15/26	571	137
Patrons’ Legacy 2003-IV		5.775%	12/23/63	5,800	5,798	D

					39,406

Indexed SecuritiesC	4.8%
Asset-Backed Funding Certificates 2002-SB1		5.561%	12/25/30	1,554	1,542
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		6.381%	8/25/37	12,319	12,392

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Brazos Higher Education Authority Inc. 2005-1		5.390%	9/26/16	$11,137	$11,043
CDC Mortgage Capital Trust 2002-HE1		5.441%	1/25/33	561	549
CIT Group Home Equity Loan Trust 2002-1		5.421%	3/25/33	411	405
Countrywide Asset-Backed Certificates 2003-BC3		5.751%	9/25/33	467	463
Countrywide Home Equity Loan Trust 2005-H 2A		5.331%	12/15/35	192	189
Fleet Home Equity Loan Trust 2003-1		5.788%	1/20/33	2,699	2,658
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		5.881%	2/25/31	64,200	61,877	D
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		5.765%	2/25/36	48,410	47,442
GSAMP Trust 2006-S4		5.221%	5/25/36	2,899	2,767
Lehman XS Trust 2005-5N		5.431%	11/25/35	9,686	9,494
Lehman XS Trust 2006-2N 1A1		5.391%	2/25/46	16,808	16,424
Lehman XS Trust 2006-GP4		5.201%	8/25/46	3,302	3,267
Long Beach Mortgage Loan Trust 2000-1		5.669%	1/21/31	249	245
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		5.581%	2/25/47	62,305	61,471
MSDWCC Heloc Trust 2005-1		5.321%	7/25/17	1,390	1,365
Provident Bank Home Equity Loan Trust 1999-3		5.521%	1/25/31	782	769
Residential Asset Mortgage Products Inc. 2003-RS2		5.471%	3/25/33	159	156
Residential Asset Securities Corp. 2001-KS2		5.591%	6/25/31	319	315
Residential Asset Securities Corp. 2001-KS3 AII		5.591%	9/25/31	109	107
SACO I Trust 2005-10 1A		5.391%	6/25/36	2,464	2,355
SACO I Trust 2005-8 A1		5.411%	11/25/20	1,978	1,927
SACO I Trust 2006-1 A		5.301%	9/25/35	2,194	2,133
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		5.361%	2/25/37	59,820	58,786
SLM Student Loan Trust 2006-5		5.350%	7/25/17	37,792	37,760

					337,901

Total Asset-Backed Securities (Cost—$383,150)					377,307

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities	18.1%

Fixed Rate Securities	6.0%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	$10,120	$9,893
Banc of America Commercial Mortgage Inc. 2006-3 A4		5.889%	7/10/44	24,090	24,682
Citicorp Mortgage Securities Inc. 2003-7 A1		4.750%	8/25/18	8,112	7,964
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	10,999	10,710
Credit Suisse Mortgage Capital Certificates 2006-C5 A3		5.311%	12/15/39	14,800	14,525
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	2,069	2,087	D
CS First Boston Mortgage Securities Corp. 1998-C1 A1B		6.480%	5/17/40	385	387
Deutsche Mortgage and Asset Receiving Corp. 1998-C1		6.538%	6/15/31	332	331
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	1,330	1,322
GMAC Commercial Mortgage Securities Inc 2006-C1 A4		5.238%	11/10/45	3,800	3,735
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	12,900	12,550
GSR Mortgage Loan Trust 2005-4F 1A1		4.500%	4/25/20	8,298	8,033
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	1,610	1,550
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	1/15/49	56,130	55,306
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2		7.400%	7/15/31	4,151	4,257
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	13,356	12,745
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	15,000	14,575
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/30	12,680	12,261
MASTR Reperforming Loan Trust 2005-1		6.500%	8/25/34	1,136	1,166	D
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	9,456	9,873	D
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	18,540	18,331
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4		5.378%	8/12/48	1,030	1,012

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	$13,450	$13,031
Morgan Stanley Capital I 2006-IQ12 A4		5.332%	12/15/43	8,700	8,556
Prime Mortgage Trust 2006-DR1 1A1		5.500%	5/25/35	29,893	29,571	D
Prime Mortgage Trust 2006-DR1 1A2		6.000%	5/25/35	13,496	13,550	D
Prime Mortgage Trust 2006-DR1 2A2		6.000%	5/25/35	49,222	48,653	D
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	2/25/32	3,791	3,764
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	47,384	45,711
Structured Asset Securities Corp. 2003-29 1A1		4.750%	9/25/18	27,289	26,360
WaMu Mortgage Pass-Through Certificates 2003-S7 A1		4.500%	8/25/18	5,142	4,906

					421,397

Indexed SecuritiesC	10.1%
American Home Mortgage Assets 2006-4		5.341%	10/25/46	1,021	989
American Home Mortgage Investment Trust 2006-2 1A1		5.211%	6/25/46	3,310	3,291
Amortizing Residential Collateral Trust 2002-BC1M		5.411%	1/1/32	180	171
Banc of America Funding Corp. 2005-E		5.723%	6/20/35	14,095	14,053
Bear Stearns Adjustable Rate Mortgage Trust 2004-9 24A1		5.472%	11/25/34	21,083	20,500
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A		5.301%	6/25/37	9,601	9,356
Bear Stearns Structured Products Inc. 2007-R11 A1A		6.103%	9/27/37	7,300	7,188	D
Citigroup Mortgage Loan Trust Inc. 2005-HE2		5.531%	5/25/35	3,644	3,502	D
Countrywide Alternative Loan Trust 2005-14		5.341%	5/25/35	8,360	8,305
Countrywide Alternative Loan Trust 2005-17 1A1		5.391%	7/25/35	10,119	9,924
Countrywide Alternative Loan Trust 2005-17 2A1		5.371%	7/25/35	20,726	20,563
Countrywide Alternative Loan Trust 2005-38 A3		5.481%	9/25/35	6,503	6,396
Countrywide Alternative Loan Trust 2005-56 3A1		5.421%	11/25/35	972	952
Countrywide Alternative Loan Trust 2005-59 1A1		5.868%	11/20/35	2,645	2,588
Countrywide Alternative Loan Trust 2006-0A7		5.341%	6/25/46	12,758	12,576
Countrywide Home Loans 2005-03 1A2		5.421%	4/25/35	11,841	11,602

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed SecuritiesC—Continued
Countrywide Home Loans 2005-09 1A1		5.431%	5/25/35	$11,848	$11,550
Countrywide Home Loans 2005-09 2A1		5.351%	5/25/35	5,593	5,575
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6		5.793%	10/19/45	2,849	2,784
GMAC Mortgage Corp. Loan Trust 2004-AR2 3A		4.376%	8/19/34	41,902	41,528
Granite Mortgages PLC 2003-1		5.550%	1/20/20	1,105	1,098	D,I
Greenpoint Mortgage Funding Trust 2005-AR1		5.351%	6/25/45	9,441	9,256
Greenpoint Mortgage Funding Trust 2005-AR4		5.391%	10/25/45	2,137	2,112
Greenpoint Mortgage Funding Trust 2006-AR4		5.231%	9/25/46	38,250	37,902
Greenpoint Mortgage Funding Trust 2006-AR5		5.211%	10/25/46	41,625	41,408
GSMPS Mortgage Loan Trust 2005-RP2		5.481%	3/25/35	17,180	17,013	D
Harborview Mortgage Loan Trust 2005-7		6.133%	6/19/45	17,306	16,838
Harborview Mortgage Loan Trust 2006-14 2A1A		5.171%	3/19/38	837	816
Harborview Mortgage Loan Trust 2006-9 2A1A		5.208%	11/19/36	1,041	1,020
Impac Secured Assets Corp. 2005-2		5.451%	3/25/36	1,512	1,483
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.287%	11/25/37	9,360	9,355
IXIS Real Estate Capital Trust 2006-HE2 A1		5.191%	8/25/36	1,077	1,075
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2		5.341%	5/25/47	34,908	34,180
Medallion Trust 2000-2G		5.846%	12/18/31	830	825	I
Medallion Trust 2003-1G		5.428%	12/21/33	2,068	2,056	I
MLCC Mortgage Investors Inc. 2003-B		5.471%	4/25/28	2,517	2,445
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		5.451%	10/25/35	1,865	1,818
Structured Asset Mortgage Investments Inc. 2006-AR6		5.321%	7/25/36	18,880	18,346
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		5.341%	8/25/36	39,181	38,567
Thornburg Mortgage Securities Trust 2005-2 A1		5.351%	7/25/45	8,349	8,372
Thornburg Mortgage Securities Trust 2005-2 A2		5.361%	7/25/45	15,111	15,090
Thornburg Mortgage Securities Trust 2006-1		5.301%	1/25/36	56,628	56,344
Thornburg Mortgage Securities Trust 2006-3		5.236%	5/25/46	4,265	4,238
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A		5.743%	4/25/47	53,689	52,045

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed SecuritiesC—Continued
WaMu Mortgage Pass-Through Certificates, Series 2005-AR06 2A1A		5.361%	4/25/45	$9,692	$9,503
WaMu Mortgage Pass-Through Certificates, Series 2005-AR08 1A1A		5.401%	7/25/45	11,330	11,011
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11		5.451%	8/25/45	28,063	27,485
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1		5.421%	10/25/45	16,936	16,559
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 B10		6.705%	10/25/45	4,034	3,126	D
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17 A1A2		5.421%	12/25/45	10,399	10,176
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A1		5.401%	12/25/45	21,336	21,026
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2		5.421%	12/25/45	20,702	20,307
Zuni Mortgage Loan Trust 2006-OA1		5.261%	8/25/36	24,563	24,375

					710,663

Stripped Securities	0.1%
Diversified REIT Trust 1999-1A		0.617%	3/18/11	71,358	780	J1
FFCA Secured Lending Corp. 1999-1A		1.427%	9/18/25	5,611	233	D,J1
GE Capital Commercial Mortgage Corp. 2005-C4		5.333%	11/10/45	6,980	6,954	J1
LB-UBS Commercial Mortgage Trust 2001-C3 X		0.941%	6/15/36	16,298	489	D,J1
Structured Mortgage Asset Residential Trust 1991-8		0.014%	1/25/23	598	—	J1,K

					8,456

Variable Rate SecuritiesG	1.9%
Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A		5.621%	9/25/35	4,203	4,223
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.609%	2/15/39	5,080	5,095
Greenwich Capital Commercial Funding Corp. 2006-GG7		6.111%	7/10/38	22,370	23,063
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	7,285	7,170
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.472%	1/12/43	7,600	7,545

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
MASTR Adjustable Rate Mortgages Trust 2004-15		5.247%	12/25/34	$383	$388
Merrill Lynch Mortgage Trust 2005-CIP1 A4		5.047%	7/12/38	1,100	1,070
Merrill Lynch Mortgage Trust 2005-CKI1		5.417%	11/12/37	23,750	23,519
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.197%	7/25/35	4,511	4,580
Thornburg Mortgage Securities Trust 2007-4 2A1		6.240%	9/25/37	27,907	27,994
Thornburg Mortgage Securities Trust 2007-4 3A1		6.228%	9/25/37	25,487	25,252
Wachovia Bank Commercial Mortgage Trust 2005-C20		5.118%	7/15/42	4,000	3,911

					133,810

Total Mortgage-Backed Securities (Cost—$1,288,461)					1,274,326
U.S. Government and Agency Obligations	10.4%

Fixed Rate Securities	5.7%
Fannie Mae		2.880%	10/22/07	54,000	53,933
Fannie Mae		5.200%	11/8/10	10,910	10,918
Fannie Mae		5.625%	5/19/11	19,640	20,014
Fannie Mae		4.610%	10/10/13	30,420	29,798
Fannie Mae		6.000%	4/18/36	9,300	9,520
Federal Home Loan Bank		3.875%	8/22/08	5,460	5,423	A
Federal Home Loan Bank		5.400%	1/2/09	11,470	11,470
Federal Home Loan Bank		5.400%	1/16/09	18,870	18,877
Freddie Mac		5.250%	2/24/11	9,960	10,063
Freddie Mac		5.625%	3/15/11	2,210	2,292	A
Freddie Mac		5.125%	4/18/11	9,560	9,763	A
Freddie Mac		4.650%	10/10/13	34,390	33,723	A
Freddie Mac		5.450%	11/21/13	11,340	11,415
Freddie Mac		5.300%	5/12/20	53,095	51,935	A
Freddie Mac		5.625%	11/23/35	12,290	12,065
Tennessee Valley Authority		7.125%	5/1/30	2,450	3,032
United States Treasury Bonds		7.500%	11/15/16	1,490	1,810	A
United States Treasury Bonds		5.375%	2/15/31	10,000	10,705	A
United States Treasury Bonds		4.750%	2/15/37	7,552	7,448	A
United States Treasury Bonds		5.000%	5/15/37	8,470	8,688	A
United States Treasury Notes		3.750%	5/15/08	2,840	2,833	A
United States Treasury Notes		3.625%	7/15/09	29,610	29,441	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		6.000%	8/15/09	$4,260	$4,415	A
United States Treasury Notes		4.625%	11/15/09	31,610	32,020	A
United States Treasury Notes		3.500%	2/15/10	4,150	4,103	A
United States Treasury Notes		3.875%	9/15/10	251	250
United States Treasury Notes		4.500%	11/15/10	2,320	2,352	A
United States Treasury Notes		4.625%	10/31/11	3,270	3,328	A
United States Treasury Notes		4.500%	3/31/12	30	30	A
United States Treasury Notes		4.875%	6/30/12	120	123	A
United States Treasury Notes		4.625%	7/31/12	2,260	2,299	A

					404,086

Stripped Securities	0.1%
United States Treasury Bonds		0.000%	5/15/30	9,190	3,054	A,J2

Treasury Inflation-Protected SecuritiesL	4.6%
United States Treasury Inflation- Protected Security		3.875%	1/15/09	2,502	2,553	A
United States Treasury Inflation- Protected Security		1.875%	7/15/13	6,068	5,971	A
United States Treasury Inflation- Protected Security		2.000%	1/15/14	665	656	A
United States Treasury Inflation- Protected Security		1.875%	7/15/15	35,457	34,518	A
United States Treasury Inflation- Protected Security		2.000%	1/15/16	26,174	25,585	A
United States Treasury Inflation- Protected Security		2.375%	1/15/17	20,276	20,422	A
United States Treasury Inflation- Protected Security		2.375%	1/15/25	42,700	43,077	A
United States Treasury Inflation- Protected Security		2.000%	1/15/26	70,872	67,683	A
United States Treasury Inflation- Protected Security		2.375%	1/15/27	83,209	84,223	A
United States Treasury Inflation- Protected Security		3.625%	4/15/28	12,956	15,782	A
United States Treasury Inflation- Protected Security		3.875%	4/15/29	16,244	20,628	A
United States Treasury Inflation- Protected Security		3.375%	4/15/32	5,328	6,507	A

					327,605

Total U.S. Government and Agency Obligations (Cost — $720,875)					734,745

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

U.S. Government Agency Mortgage-Backed Securities	60.0%

Fixed Rate Securities	56.5%
Fannie Mae		7.000%	12/1/07 to 2/1/33	$8,872		$9,233
Fannie Mae		7.000%	12/1/09	—	M	—	K
Fannie Mae		7.000%	11/1/12	—	M	—	K
Fannie Mae		8.000%	5/1/15	29		30
Fannie Mae		5.500%	4/1/18 to 3/1/37	347,399		340,279
Fannie Mae		4.500%	7/1/18 to 9/1/35	12,011		11,292
Fannie Mae		4.000%	8/1/20 to 9/1/20	5,277		4,959
Fannie Mae		5.000%	8/1/20 to 8/1/37	322,589		309,969
Fannie Mae		5.500%	12/1/22	11,300		11,272	N
Fannie Mae		6.000%	12/1/22 to 12/1/37	541,570		541,864	N
Fannie Mae		7.500%	6/1/25 to 5/1/28	533		561
Fannie Mae		6.000%	1/1/26 to 9/1/37	848,185		849,582
Fannie Mae		7.500%	7/1/26	—	M	—	K
Fannie Mae		6.500%	7/1/28 to 7/1/35	9,196		9,404
Fannie Mae		5.000%	12/1/37	1,091,300		1,040,719	N
Fannie Mae		6.500%	12/1/37	185,170		188,518	N
Freddie Mac		9.750%	7/1/08	4		4
Freddie Mac		6.000%	3/1/09	—	M	—	K
Freddie Mac		6.000%	3/1/09 to 5/1/29	1,004		1,019
Freddie Mac		5.500%	12/1/13 to 8/1/35	33,376		32,740
Freddie Mac		9.300%	4/15/19	125		133
Freddie Mac		5.000%	9/1/20 to 11/1/36	431,075		412,342
Freddie Mac		7.000%	4/1/24 to 5/1/32	2,819		2,931
Freddie Mac		6.500%	6/1/32	46		47
Government National Mortgage Association		10.000%	11/15/09	—	M	—	K
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	132		138
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	286		298
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	324		338
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	16,319		16,721
Government National Mortgage Association		6.000%	3/15/26 to 8/15/35	30,724		30,971
Government National Mortgage Association		5.500%	1/15/33	220		217

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Government National Mortgage Association		5.000%	6/15/35 to 9/15/35	$62,175		$60,194
Government National Mortgage Association		6.500%	12/1/37	105,700		107,961	N

						3,983,736

Indexed SecuritiesC	3.5%
Fannie Mae		4.795%	6/1/35	11,180		11,214
Fannie Mae		4.333%	8/1/35	1,171		1,165
Fannie Mae		4.615%	9/1/35	6,623		6,607
Fannie Mae		4.698%	9/1/35	2,637		2,631
Fannie Mae		4.578%	10/1/35	2,270		2,262
Fannie Mae		4.704%	10/1/35	3,377		3,366
Fannie Mae		4.718%	10/1/35	2,170		2,168
Fannie Mae		4.826%	10/1/35	2,085		2,105
Fannie Mae		7.029%	10/1/35	16,850		17,325
Fannie Mae		7.002%	11/1/35	6,469		6,691
Fannie Mae		7.004%	11/1/35	6,489		6,711
Fannie Mae		7.009%	11/1/35	5,864		6,065
Fannie Mae		7.021%	11/1/35	5,708		5,870
Fannie Mae		7.034%	11/1/35	6,343		6,522
Fannie Mae		5.515%	2/1/37	62,559		62,704
Fannie Mae		5.638%	4/1/37	14,156		14,263
Freddie Mac		4.829%	10/1/35	3,926		3,943
Freddie Mac		5.896%	2/1/37	63,554		64,253
Freddie Mac		5.830%	8/1/37	21,627		21,810

						247,675

Stripped Securities	N.M.
Fannie Mae		9.500%	2/1/17	13		3	J1
Fannie Mae		1,009.500%	2/25/20	—	M	—	J1,K
Fannie Mae		1,009.250%	8/25/21	—	M	1	J1
Fannie Mae		0.000%	5/25/22	105		93	E,J2
Financing Corp.		0.000%	4/5/19	1,150		641	E,J2
Freddie Mac		10.000%	3/1/21	78		20	J1
Freddie Mac		0.000%	7/15/22	13		11	E,J2

						769

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$4,235,787)						4,232,180

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee BondsI	7.0%

Aerospace and Defense	N.M.
Systems 2001 Asset Trust		6.664%	9/15/13	$2,856	$3,011	D

Commercial Banks	3.1%
Eksportfinans ASA		5.500%	5/25/16	10,700	10,974
Glitnir Banki Hf		6.330%	7/28/11	6,080	6,185	D
Glitnir Banki Hf		6.375%	9/25/12	8,920	8,941	D
Glitnir Banki Hf		6.693%	6/15/16	11,830	12,090	B,D
Glitnir Banki Hf		7.451%	9/14/49	1,600	1,576	B,D
HBOS Capital Funding LP		6.071%	6/30/49	3,105	2,987	B,D
HBOS Treasury Services PLC		3.500%	11/30/07	48,500	48,431	D
HSBC Capital Funding LP		4.610%	6/27/49	1,630	1,531	B,D
Kaupthing Bank Hf		6.050%	4/12/11	17,140	17,002	C,D
Kaupthing Bank Hf		5.750%	10/4/11	2,960	2,922	D
Kaupthing Bank Hf		7.125%	5/19/16	30,520	30,802	D
Korea Development Bank		4.250%	11/13/07	6,045	6,039	A
Landsbanki Islands Hf		6.100%	8/25/11	17,170	17,395	D
Resona Preferred Global Securities		7.191%	12/29/49	13,670	13,718	B,D
Royal Bank of Scotland Group PLC		7.640%	3/19/49	3,700	3,700	B
Royal Bank of Scotland Group PLC		6.990%	10/29/49	5,720	5,827	B,D
RSHB Capital SA		6.299%	5/15/17	15,740	14,818	D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	11,080	10,274	D,G

					215,212

Diversified Financial Services	0.5%
Aiful Corp.		5.000%	8/10/10	4,030	3,896	D
CVRD Finance Ltd.		6.010%	10/15/07	529	529	C,D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	4,660	4,429	B
SMFG Preferred Capital		6.078%	1/29/49	13,800	12,761	B,D
TNK-BP Finance SA		7.500%	7/18/16	726	724	D
TNK-BP Finance SA		7.500%	7/18/16	9,940	9,871	D
TNK-BP Finance SA		6.625%	3/20/17	4,830	4,498	D
TNK-BP Finance SA		6.625%	3/20/17	318	298	A,D

					37,006

Diversified Telecommunication Services	0.3%
British Telecommunications PLC		8.625%	12/15/10	1,755	1,932	F
Deutsche Telekom International Finance BV		5.750%	3/23/16	5,370	5,307	A
Koninklijke (Royal) KPN NV		8.000%	10/1/10	8,240	8,863
Telecom Italia Capital SpA		5.250%	11/15/13	965	936

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Diversified Telecommunication Services—Continued
Telecom Italia Capital SpA		4.950%	9/30/14	$2,570	$2,429
Telecom Italia Capital SpA		5.250%	10/1/15	2,060	1,956

					21,423

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	570	598

Foreign Governments	0.7%
Russian Federation		7.500%	3/31/30	18,617	20,999	D
United Mexican States		5.625%	1/15/17	160	160	A
United Mexican States		7.500%	4/8/33	302	358	A
United Mexican States		6.750%	9/27/34	26,862	29,212	A

					50,729

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	13,221	12,768	D

Industrial Conglomerates	1.0%
Tyco International Group SA		6.125%	11/1/08	820	829
Tyco International Group SA		6.125%	1/15/09	330	335
Tyco International Group SA		6.750%	2/15/11	26,549	27,985
Tyco International Group SA		6.375%	10/15/11	6,560	6,712
Tyco International Group SA		6.000%	11/15/13	2,950	2,978
Tyco International Group SA		7.000%	6/15/28	3,380	3,676
Tyco International Group SA		6.875%	1/15/29	24,710	24,803

					67,318

Insurance	0.2%
Merna Reinsurance Ltd.		7.110%	7/7/10	13,500	13,481	C,D

Metals and Mining	0.3%
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	1,750	1,672	D
Vale Overseas Ltd.		8.250%	1/17/34	330	391
Vale Overseas Ltd.		6.875%	11/21/36	20,252	20,865

					22,928

Oil, Gas and Consumable Fuels	0.6%
Anadarko Finance Co.		7.500%	5/1/31	730	795
Conoco Funding Co.		6.350%	10/15/11	400	417
Conoco Funding Co.		7.250%	10/15/31	350	395
Gazprom		6.212%	11/22/16	15,410	15,274	D
Gazprom		6.510%	3/7/22	12,230	12,107	D

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Oil, Gas and Consumable Fuels—Continued
Petrobras International Finance Co.		6.125%	10/6/16	$10,020		$10,097
Petrozuata Finance Inc.		8.220%	4/1/17	3,950		3,940	D

						43,025

Wireless Telecommunication Services	0.1%
Vodafone Group PLC		5.000%	9/15/15	6,040		5,699

Total Yankee Bonds (Cost—$494,288)						493,198
Preferred Stocks	0.2%
Fannie Mae		5.375%		—	M	4,303	H
Fannie Mae		7.000%		27		1,386	C,H
General Motors Corp.		5.250%		293		6,232	H
Home Ownership Funding Corp.		1.000%		6		834	D
Home Ownership Funding Corp. II		1.000%		5		748	D

Total Preferred Stocks (Cost—$19,947)						13,503

Total Long-Term Securities (Cost—$8,421,540)						8,376,787
Investment of Collateral From Securities Lending	7.2%
State Street Navigator Securities Lending Prime Portfolio				511,124	shs	511,124

Total Investment of Collateral From Securities Lending (Cost—$511,124)						511,124
Short-Term Securities	8.5%

U.S. Government and Agency Obligations	2.2%
Fannie Mae		0.000%	3/17/08	$129,660		127,010	E,O
Fannie Mae		0.000%	3/31/08	3,600		3,509	E,O
United States Treasury Bill		0.000%	1/24/08	23,000		22,725	A,E

Options PurchasedP	0.2%
Eurodollar Futures Call, December 2007, Strike Price $94.00				1,573	Q	4,542
Eurodollar Futures Call, December 2007, Strike Price $94.50				1,500	Q	2,625
Eurodollar Futures Put, December 2007, Strike Price $93.625				1,660	Q	10
Eurodollar Futures Put, December 2007, Strike Price $93.75				1,424	Q	151
Eurodollar Futures Put, December 2007, Strike Price $94.00				1,997	Q	13

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES		VALUE

Short-Term Securities—Continued

Options Purchased—Continued
Eurodollar Futures Put, December 2007, Strike Price $94.125		2,493	Q	$16
Eurodollar Futures Put, March 2008, Strike Price $93.25		1,669	Q	10
Eurodollar Futures Put, March 2008, Strike Price $93.75		1,822	Q	11
J.P. Morgan Swaption Call, January 2008, Strike Price $5.1577		30,590,000	Q	544
Goldman Sachs Swaption Call, November 2007, Strike Price $5.2725		70,900,000	Q	1,412
Greenwich Swaption Call, September 2009, Strike Price $4.50		197,300,000	Q	787
U.S. Treasury Bond Futures Call, November 2007, Strike Price $113.00		354	Q	255
U.S. Treasury Note Futures Put, November 2007, Strike Price $108.00		32	Q	14

				10,390

Repurchase Agreements	6.1%
Lehman Brothers Inc. 4.75%, dated 9/28/07, to be repurchased at $231,643 on 10/1/07 (Collateral: $718,435 Resolution Funding Corporation principal-only securities, due 1/15/30, value $236,186.		$231,551		231,551
Merrill Lynch Government Securities Inc. 4.75%, dated 9/28/07, to be repurchased at $200,079 on 10/1/07 (Collateral: $180,943 Fannie Mae discount notes, zero-coupon bond, due 10/31/07, value $180,264, $24,408 Fannie Mae discount notes, Zero-coupon bond, 5/16/08, value $23,057)		200,000		200,000

				431,551

Total Short-Term Securities (Cost—$592,019)				595,185
Total Investments (Cost—$9,524,683)R	134.4%			9,483,096
Obligation to Return Collateral for Securities Loaned	(7.2)%			(511,124)
Other Assets Less Liabilities	(27.2)%			(1,915,857)

Net Assets	100.0%			$7,056,115

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedP
Eurodollar Futures	December 2007	8,458	$2,481
Eurodollar Futures	March 2008	3,251	3,353
Eurodollar Futures	September 2008	10	8

			$5,842

Futures Contracts WrittenP
U.S. Treasury Bond Futures	December 2007	1,203	$934
U.S. Treasury Note Futures	December 2007	15,481	(3,126)
U.S. Treasury Note Futures	December 2007	107	(126)
U.S. Treasury Note Futures	December 2007	456	353

			$(1,965)

Options WrittenP
Eurodollar Futures Call, Strike Price $95.00	April 2008	1,081	$(1,245)
Eurodollar Futures Call, Strike Price $95.125	January 2008	1,010	27
Eurodollar Futures Call, Strike Price $95.50	December 2007	1,178	240
Eurodollar Futures Call, Strike Price $95.125	December 2007	622	(38)
Eurodollar Futures Call, Strike Price $95.50	March 2008	1,364	44
Eurodollar Futures Put, Strike Price $95.00	December 2007	2,806	254
Greenwich Swaption Call, Strike Price $4.95	September 2009	43,844,000	91
U.S. Treasury Bond Futures Call, Strike Price $112.00	November 2007	304	(87)
U.S. Treasury Bond Futures Put, Strike Price $106.00	November 2007	198	107
U.S. Treasury Bond Futures Put, Strike Price $108.00	November 2007	779	(55)
U.S. Treasury Bond Futures Put, Strike Price $109.00	December 2007	4,085	(694)
U.S. Treasury Bond Futures Put, Strike Price $109.00	March 2008	382	(34)
U.S. Treasury Bond Futures Put, Strike Price $111.00	December 2007	921	(347)
U.S. Treasury Note Futures Call, Strike Price $107.00	November 2007	2,097	(4,465)
U.S. Treasury Note Futures Call, Strike Price $108.00	December 2007	443	(596)
U.S. Treasury Note Futures Call, Strike Price $109.00	December 2007	97	(57)
U.S. Treasury Note Futures Call, Strike Price $110.00	November 2007	502	36
U.S. Treasury Note Futures Call, Strike Price $110.00	December 2007	1,934	152
U.S. Treasury Note Futures Call, Strike Price $111.00	December 2007	1,156	13
U.S. Treasury Note Futures Put, Strike Price $102.00	December 2007	450	244
U.S. Treasury Note Futures Put, Strike Price $103.00	December 2007	1,199	535
U.S. Treasury Note Futures Put, Strike Price $104.00	December 2007	534	178
U.S. Treasury Note Futures Put, Strike Price $105.00	December 2007	281	139
U.S. Treasury Note Futures Put, Strike Price $106.00	November 2007	188	12
U.S. Treasury Note Futures Put, Strike Price $106.00	December 2007	673	72
U.S. Treasury Note Futures Put, Strike Price $107.00	December 2007	833	84
U.S. Treasury Note Futures Put, Strike Price $107.00	December 2007	194	(20)

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options Written—Continued
U.S. Treasury Note Futures Put, Strike Price $107.00	March 2008	525	$60
U.S. Treasury Note Futures Put, Strike Price $108.00	March 2008	1,062	29
U.S. Treasury Note Futures Put, Strike Price $109.00	December 2007	2,712	287

			$(5,034)

N.M.—Not Meaningful.

A	All or a portion of this security is on loan.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of September 30, 2007.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.36% of net assets.

E	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
H	Convertible Security – Security may be converted into the issuer’s common stock.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
J

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

K	Amount less than $1.
L

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

M	Amount represents less than $0.05.
N	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O	All or a portion of this security is collateral to cover futures and options contracts written.
P	Options and futures are described in more detail in the notes to financial statements.
Q	Par represents actual number of contracts.
R

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$51,490
Gross unrealized depreciation	(93,078)

Net unrealized appreciation/(depreciation)	$(41,588)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$8,932,664)		$8,887,911	A
Short-term securities at value (Cost—$592,019)		595,185
Receivable for securities sold		1,690,117
Receivable for fund shares sold		16,055
Interest receivable		87,434
Futures variation margin receivable		78
Other assets		801

Total assets		11,277,581

Liabilities:
Obligation to return collateral for securities loaned	$511,124
Payable for securities purchased	3,612,598
Payable for fund shares repurchased	2,943
Accrued management fee	2,310
Accrued distribution fee	318
Income distribution payable	2,547
Swap contracts at value	41,582
Amounts payable on swaps	25,840
Options written (Proceeds—$15,852)	20,886
Accrued expenses	1,318

Total liabilities		4,221,466

Net Assets		$7,056,115

Net assets consist of:
Accumulated paid-in-capital		$7,190,319
Undistributed net investment income		4,449
Accumulated net realized loss on investments, options, futures and swaps		(91,968)
Net unrealized depreciation on investments, options, futures and swaps		(46,685)

Net Assets		$7,056,115

Net Asset Value Per Share:
Institutional Class (494,621 shares outstanding)		$11.07
Financial Intermediary Class (142,886 shares outstanding)		$11.07

A	The market value of securities on loan is $571,476.

See notes to financial statements

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Core Bond Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$190,612
Dividends	542
Income from securities lending	602

Total income		$191,756
Expenses:
Management fees	13,527
Distribution fee:
Financial Intermediary Class	1,849
Audit and legal fees	90
Custodian fees	306
Directors’ fees and expenses	98
Registration fees	53
Reports to shareholders	482
Transfer agent and shareholder servicing expense:
Institutional Class	24
Financial Intermediary Class	12
Other expenses	50

Net expenses		16,491

Net Investment Income		175,265
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(41,819)
Options	(7,087)
Futures	(63,438)
Swaps	26,668

		(85,676)
Change in unrealized appreciation/depreciation of investments, options, futures and swaps		(58,936)

Net Realized and Unrealized Loss on Investments		(144,612)

Change in Net Assets Resulting From Operations		$30,653

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$175,265	$259,136

Net realized gain/(loss)	(85,676)	69,503

Change in unrealized appreciation/depreciation	(58,936)	95,353

Change in net assets resulting from operations	30,653	423,992

Distributions to shareholders from:
Net investment income:
Institutional Class	(137,336)	(224,496)
Financial Intermediary Class	(37,269)	(45,595)

Net realized gain on investments:
Institutional Class	(22,348)	—
Financial Intermediary Class	(6,285)	—

Change in net assets from fund share transactions:
Institutional Class	633,934	611,643
Financial Intermediary Class	216,993	1,008,162

Change in net assets	678,342	1,773,706

Net Assets:
Beginning of period	6,377,773	4,604,067

End of period	$7,056,115	$6,377,773

Under distributions of net investment income	$4,449	$3,789

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$11.37		$11.05		$11.29		$11.81	$11.57	$11.01

Investment operations:
Net investment income	.29	A	.55	A	.49		.39	.41	.55
Net realized and unrealized gain/(loss)	(.25)		.34		(.22)		(.21)	.45	.65

Total from investment operations	.04		.89		.27		.18	.86	1.20

Distributions from:
Net investment income	(.29)		(.57)		(.51)		(.39)	(.44)	(.55)
Net realized gain on investments	(.05)		—	B	—	B	(.31)	(.18)	(.09)

Total distributions	(.34)		(.57)		(.51)		(.70)	(.62)	(.64)

Net asset value, end of period	$11.07		$11.37		$11.05		$11.29	$11.81	$11.57

Total return	.40	%C	8.23%		2.46%		1.68%	7.64%	11.19%

Ratios to Average Net Assets:D
Total expenses	.44	%E	.47%		.45%		.46%	.49%	.49%
Expenses net of waivers, if any	.44	%E	.47%		.45%		.46%	.49%	.49%
Expenses net of all reductions	.44	%E	.47%		.45%		.46%	.49%	.49%
Net investment income	5.3	%E	4.9%		4.3%		3.4%	3.5%	4.9%

Supplemental Data:
Portfolio turnover rate	258.9	%C	431.7%		540.4%		407.2%	464.6%	438.6%
Net assets, end of period (in thousands)	$5,474,530		$4,975,052		$4,243,248		$3,277,782	$2,187,219	$1,400,431

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$11.37		$11.05		$11.29		$11.81	$11.57	$11.02

Investment operations:
Net investment income	.28	A	.51	A	.47		.38	.40	.53
Net realized and unrealized gain/(loss)	(.25)		.35		(.22)		(.23)	.43	.63

Total from investment operations	.03		.86		.25		.15	.83	1.16

Distributions from:
Net investment income	(.28)		(.54)		(.49)		(.36)	(.41)	(.52)
Net realized gain on investments	(.05)		—		—	B	(.31)	(.18)	(.09)

Total distributions	(.33)		(.54)		(.49)		(.67)	(.59)	(.61)

Net asset value, end of period	$11.07		$11.37		$11.05		$11.29	$11.81	$11.57

Total return	.28	%C	7.95%		2.19%		1.42%	7.36%	10.80%

Ratios to Average Net Assets:D
Total expenses	.69	%E	.72%		.70%		.72%	.76%	.75%
Expenses net of waivers, if any	.69	%E	.72%		.70%		.72%	.75%	.75%
Expenses net of all reductions	.69	%E	.72%		.70%		.72%	.75%	.75%
Net investment income	5.1	%E	4.6%		4.1%		4.2%	3.3%	4.1%

Supplemental Data:
Portfolio turnover rate	258.9	%C	431.7%		540.4%		407.2%	464.6%	438.6%
Net assets, end of period (in thousands)	$1,581,585		$1,402,721		$360,819		$265,518	$121,607	$79,120

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Core Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class:
Actual	$1,000.00	$1,005.50	$2.16
Hypothetical (5% return before expenses)	1,000.00	1,022.91	2.18
Financial Intermediary Class:
Actual	$1,000.00	$1,005.20	$3.42
Hypothetical (5% return before expenses)	1,000.00	1,021.66	3.45

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratios of 0.43% and 0.68% for the Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Core Plus Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investment are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Since-inception index returns are for periods beginning June 30, 1998.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

B	Since-inception index returns are for periods beginning December 31, 2001.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt Ratingsc (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C	Source: Standard & Poor’s.
D	Preferred Stocks do not have a defined maturity date.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Long-Term Securities	113.5%

Corporate Bonds and Notes	14.7%

Aerospace and Defense	N.M.
DRS Technologies Inc.		6.625%	2/1/16	$10		$10
L-3 Communications Corp.		7.625%	6/15/12	852		871

						881

Airlines	0.4%
Continental Airlines Inc.		6.545%	8/2/20	7,906		7,956
Continental Airlines Inc.		5.983%	4/19/22	8,300		8,042
Delta Air Lines Inc.		7.570%	5/18/12	11,375		11,667
Northwest Airlines Inc.		5.836%	2/6/15	1,238		1,158	A
Southwest Airlines Co.		5.125%	3/1/17	5,320		4,902
United Air Lines Inc.		7.032%	4/1/12	575		578
United Air Lines Inc.		7.186%	10/1/12	13,372		13,489
United Air Lines Inc.		6.602%	3/1/15	5,766		5,780

						53,572

Auto Components	N.M.
Visteon Corp.		8.250%	8/1/10	2,050		1,804	B

Automobiles	0.6%
DaimlerChrysler NA Holding Corp.		4.050%	6/4/08	610		603
DaimlerChrysler NA Holding Corp.		7.200%	9/1/09	620		642
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	500		507
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	3,315		3,536
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	1,390		1,441
Ford Motor Co.		7.450%	7/16/31	30,335		23,813	B
Ford Motor Co.		4.250%	12/15/36	175		205	C
General Motors Corp.		8.250%	7/15/23	8,240		7,210
General Motors Corp.		8.375%	7/5/33	9,520	EUR	11,813
General Motors Corp.		8.375%	7/15/33	35,270		30,905	B

						80,675

Building Products	0.1%
Masco Corp.		7.125%	8/15/13	5,830		6,113
Masco Corp.		6.125%	10/3/16	8,270		8,072

						14,185

Capital Markets	0.7%
E*TRADE Financial Corp.		7.375%	9/15/13	590		552
Goldman Sachs Group LP		4.500%	6/15/10	1,450		1,429

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Capital Markets—Continued
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	$3,940	$3,754	D
Lehman Brothers Holdings Inc.		5.250%	2/6/12	1,690	1,655
Lehman Brothers Holdings Inc.		6.200%	9/26/14	8,690	8,724
Merrill Lynch and Co. Inc.		3.125%	7/15/08	3,115	3,049
Merrill Lynch and Co. Inc.		5.585%	8/22/08	42,800	42,739	A
Merrill Lynch and Co. Inc.		6.375%	10/15/08	2,670	2,693
Morgan Stanley		5.485%	1/18/08	12,000	11,990	A
Morgan Stanley		3.625%	4/1/08	120	119
Morgan Stanley		5.625%	1/9/12	110	111
Morgan Stanley		4.750%	4/1/14	8,460	7,947
Morgan Stanley		5.810%	10/18/16	7,290	6,974	A
The Bear Stearns Cos. Inc.		5.550%	1/22/17	60	56	B
The Goldman Sachs Group Inc.		6.600%	1/15/12	2,810	2,945
The Goldman Sachs Group Inc.		5.625%	1/15/17	1,420	1,378

					96,115

Chemicals	N.M.
Georgia Gulf Corp.		9.500%	10/15/14	1,550	1,418	B
Lyondell Chemical Co.		8.000%	9/15/14	1,175	1,293
Lyondell Chemical Co.		8.250%	9/15/16	670	755
Westlake Chemical Corp.		6.625%	1/15/16	1,265	1,202

					4,668

Commercial Banks	0.2%
Bank One Corp.		7.875%	8/1/10	150	161
Bank One Corp.		5.900%	11/15/11	2,000	2,036
HBOS Treasury Services PLC		5.250%	2/21/17	4,570	4,546	E
HSBC Bank PLC		7.000%	11/1/11	2,629	2,630	F
HSBC Bank USA		7.000%	11/1/11	2,212	2,213	E,G
HSBC Bank USA		7.000%	11/1/11	2,129	2,130	E,G
Rabobank Capital Funding Trust II		5.260%	12/31/49	590	558	D,E
Rabobank Capital Funding Trust III		5.254%	12/29/49	4,140	3,810	D,E
SunTrust Capital VIII		6.100%	12/15/36	2,660	2,413	D
Wachovia Capital Trust III		5.800%	3/15/42	9,480	9,416	D
Wachovia Corp.		5.250%	8/1/14	210	206
Wells Fargo and Co.		5.000%	11/15/14	130	125
Wells Fargo Capital X		5.950%	12/15/36	6,895	6,327	D

					36,571

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Commercial Services and Supplies	0.3%
PHH Corp.		7.125%	3/1/13	$8,640	$9,112
Waste Management Inc.		7.125%	10/1/07	10,940	10,940
Waste Management Inc.		6.500%	11/15/08	4,340	4,396
Waste Management Inc.		6.875%	5/15/09	8,000	8,269
Waste Management Inc.		7.375%	8/1/10	6,055	6,409
Waste Management Inc.		6.375%	11/15/12	1,770	1,837
Waste Management Inc.		5.000%	3/15/14	6,938	6,644
Waste Management Inc.		7.125%	12/15/17	500	527
Waste Management Inc.		7.750%	5/15/32	90	101

					48,235

Communications Equipment	0.1%
Motorola Inc.		8.000%	11/1/11	10,850	11,842

Computers and Peripherals	N.M.
International Business Machines Corp.		4.750%	11/29/12	40	39

Consumer Finance	2.2%
American Express Co.		6.800%	9/1/66	8,385	8,593	D
Ford Motor Credit Co.		5.800%	1/12/09	4,180	4,037
Ford Motor Credit Co.		7.875%	6/15/10	3,560	3,480
Ford Motor Credit Co.		10.944%	6/15/11	5,724	5,840	A
Ford Motor Credit Co.		7.800%	6/1/12	19,090	18,160
Ford Motor Credit Co.		8.000%	12/15/16	22,000	20,581
GMAC LLC		5.125%	5/9/08	345	342	B
GMAC LLC		6.625%	5/15/12	280	261
GMAC LLC		8.000%	11/1/31	156,550	153,588	B
HSBC Finance Corp.		4.625%	1/15/08	220	220
SLM Corp.		5.806%	5/12/08	40,000	39,649	A,E
SLM Corp.		3.820%	4/1/09	11,220	10,321	A
SLM Corp.		5.000%	10/1/13	17,665	15,425
SLM Corp.		5.375%	5/15/14	25,005	21,822
SLM Corp.		5.050%	11/14/14	4,690	3,978
SLM Corp.		5.000%	4/15/15	740	621
SLM Corp.		5.625%	8/1/33	4,160	3,202

					310,120

Diversified Consumer Services	N.M.
Service Corp. International		6.750%	4/1/16	1,530	1,482
Service Corp. International		7.625%	10/1/18	400	415
Service Corp. International		7.500%	4/1/27	5,385	5,035

					6,932

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services	2.3%
AAC Group Holding Corp.		0.000%	10/1/12	$770		$685	B,D
AIG-Fp Matched Funding		5.743%	12/17/07	32,700		32,695	A,E
Air 2 US		8.027%	10/1/19	14,643		14,863	E
American General Finance Corp.		5.330%	6/27/08	18,300		18,291	A
American Honda Finance Corp.		5.580%	5/12/08	28,000		28,009	A,E
Banca Italease SpA		4.460%	2/2/10	49,100	EUR	65,939	A
Bank of America Corp.		5.131%	7/25/08	75,000		74,921	A
Bank of America Corp.		5.420%	3/15/17	7,030		6,835
Citigroup Inc.		5.000%	9/15/14	150		145
DI Finance LLC		9.500%	2/15/13	1,004		1,039
Dryden Investor Trust		7.157%	7/23/08	752		758
General Electric Capital Corp.		5.450%	1/15/13	1,155		1,166
HSBC Finance Corp.		6.400%	6/17/08	20		20
HSBC Finance Corp.		6.500%	11/15/08	40		41
HSBC Finance Corp.		8.000%	7/15/10	70		75
HSBC Finance Corp.		6.375%	8/1/10	1,000		1,035	B
HSBC Finance Corp.		7.000%	5/15/12	160		168
HSBC Finance Corp.		6.375%	11/27/12	520		538
ILFC E-Capital Trust II		6.250%	12/21/65	7,220		6,959	D,E
JPMorgan Chase and Co.		5.750%	1/2/13	4,430		4,493
JPMorgan Chase and Co.		5.125%	9/15/14	200		195
JPMorgan Chase and Co.		5.150%	10/1/15	110		105
Mizuho Preferred Capital Co. LLC		8.790%	12/29/49	3,380		3,443	D,E
SB Treasury Co. LLC		9.400%	12/29/49	360		368	D,E
Sigma Finance Inc.		8.500%	8/11/16	29,650		28,598	D,E
Sigma Finance Inc.		8.000%	6/22/17	37,320		35,143	D,E
Unilever Capital Corp.		7.125%	11/1/10	1,450		1,540

						328,067

Diversified Telecommunication Services	0.4%
AT&T Inc.		5.100%	9/15/14	8,640		8,361
BellSouth Corp.		4.750%	11/15/12	640		622	B
BellSouth Corp.		5.200%	9/15/14	8,250		8,030
CenturyTel Inc.		6.000%	4/1/17	8,270		8,194
Cincinnati Bell Inc.		7.000%	2/15/15	983		949
Citizens Communications Co.		9.250%	5/15/11	530		575
Citizens Communications Co.		7.875%	1/15/27	4,590		4,475
Intelsat Corp.		9.000%	6/15/16	1,690		1,741
Level 3 Financing Inc.		9.250%	11/1/14	4,695		4,625
Qwest Communications International Inc.		9.058%	2/15/09	20		20	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services—Continued
Qwest Communications International Inc.		7.500%	2/15/14	$3,174	$3,214
Qwest Corp.		7.500%	10/1/14	2,680	2,787
Qwest Corp.		6.875%	9/15/33	5,600	5,236
Verizon Global Funding Corp.		7.375%	9/1/12	45	49
Verizon New York Inc.		6.875%	4/1/12	3,942	4,152
Windstream Corp.		8.625%	8/1/16	7,115	7,586

					60,616

Electric Utilities	0.3%
Duke Energy Corp.		5.625%	11/30/12	790	801
Exelon Corp.		5.625%	6/15/35	255	228
FirstEnergy Corp.		6.450%	11/15/11	3,000	3,101
FirstEnergy Corp.		7.375%	11/15/31	16,640	18,210
Niagara Mohawk Power Corp.		7.750%	10/1/08	500	510
Pacific Gas and Electric Co.		6.050%	3/1/34	4,990	4,900
Pacific Gas and Electric Co.		5.800%	3/1/37	11,750	11,105
Progress Energy Inc.		7.100%	3/1/11	52	55
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	1,080	1,051
The Detroit Edison Co.		5.200%	10/15/12	10	10
TXU Energy Co.		7.000%	3/15/13	10	11

					39,982

Energy Equipment and Services	0.1%
Complete Production Services Inc.		8.000%	12/15/16	5,355	5,295
Pacific Energy Partners		7.125%	6/15/14	630	646
Pride International Inc.		7.375%	7/15/14	1,440	1,476

					7,417

Food and Staples Retailing	0.2%
CVS Corp.		5.298%	1/11/27	618	593	E
CVS Lease Pass-Through Trust		5.880%	1/10/28	5,859	5,581	E
CVS Lease Pass-Through Trust		6.036%	12/10/28	20,135	19,557	E

					25,731

Food Products	0.2%
General Mills Inc.		5.700%	2/15/17	7,210	7,092
H.J. Heinz Co.		6.428%	12/1/08	11,660	11,844	E
Sara Lee Corp.		6.250%	9/15/11	9,750	10,071

					29,007

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Gas Utilities	0.1%
AmeriGas Partners LP		7.250%	5/20/15	$990	$975
Southern Natural Gas Co.		5.900%	4/1/17	20	20	E
Southern Natural Gas Co.		8.000%	3/1/32	9,410	10,637
Suburban Propane Partners LP		6.875%	12/15/13	2,000	1,950

					13,582

Health Care Equipment and Supplies	N.M.
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	938	940
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681	707
Mallinckrodt Inc.		6.500%	11/15/07	2,345	2,347

					3,994

Health Care Providers and Services	0.6%
AmerisourceBergen Corp.		5.625%	9/15/12	6,330	6,278
AmerisourceBergen Corp.		5.875%	9/15/15	7,070	6,915
Cardinal Health Inc.		6.300%	10/15/16	6,260	6,163	E
Community Health Systems Inc.		8.875%	7/15/15	7,910	8,128	E
DaVita Inc.		6.625%	3/15/13	4,435	4,402
HCA Inc.		8.750%	9/1/10	256	259
HCA Inc.		6.250%	2/15/13	1,243	1,100
HCA Inc.		5.750%	3/15/14	86	72
HCA Inc.		9.125%	11/15/14	1,280	1,350	E
HCA Inc.		6.500%	2/15/16	379	322
HCA Inc.		9.250%	11/15/16	10,500	11,156	E
HCA Inc.		9.625%	11/15/16	2,059	2,198	E,H
HCA Inc.		7.690%	6/15/25	723	594
HCA Inc.		7.500%	11/6/33	14,640	11,785
Tenet Healthcare Corp.		6.375%	12/1/11	2,500	2,188	B
Tenet Healthcare Corp.		7.375%	2/1/13	6,222	5,273
Tenet Healthcare Corp.		9.875%	7/1/14	2,668	2,441	B
Tenet Healthcare Corp.		9.250%	2/1/15	12,430	10,969	B

					81,593

Hotels, Restaurants and Leisure	0.2%
Boyd Gaming Corp.		6.750%	4/15/14	10	10
Boyd Gaming Corp.		7.125%	2/1/16	20	19
Caesars Entertainment Inc.		8.125%	5/15/11	733	748
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	1,070	1,129	B
Mandalay Resort Group		9.500%	8/1/08	80	82
Marriott International Inc.		5.810%	11/10/15	7,950	7,869	B
MGM MIRAGE		6.750%	9/1/12	435	428

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure—Continued
MGM MIRAGE		6.625%	7/15/15	$380	$361
MGM MIRAGE		7.500%	6/1/16	4,000	3,975
MGM MIRAGE		7.625%	1/15/17	4,670	4,623
Mohegan Tribal Gaming Authority		8.000%	4/1/12	245	250
River Rock Entertainment Authority		9.750%	11/1/11	220	227
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	5,350	5,709
Station Casinos Inc.		7.750%	8/15/16	7,660	7,583

					33,013

Household Durables	N.M.
Pulte Homes Inc.		8.125%	3/1/11	4,110	3,967

Household Products	N.M.
American Achievement Corp.		8.250%	4/1/12	250	249
Procter and Gamble Co.		8.500%	8/10/09	90	96

					345

Independent Power Producers and Energy Traders	0.8%
Dynegy Holdings Inc.		7.750%	6/1/19	6,530	6,245	E
NRG Energy Inc.		7.250%	2/1/14	3,130	3,138
NRG Energy Inc.		7.375%	2/1/16	6,791	6,808
NRG Energy Inc.		7.375%	1/15/17	595	595
The AES Corp.		8.750%	5/15/13	18,838	19,709	E
The AES Corp.		7.750%	3/1/14	33,375	33,876
The AES Corp.		9.000%	5/15/15	7,700	8,085	E
TXU Corp.		5.550%	11/15/14	1,560	1,258
TXU Corp.		6.500%	11/15/24	2,850	2,284
TXU Corp.		6.550%	11/15/34	33,925	26,606	B

					108,604

Industrial Conglomerates	N.M.
General Electric Co.		5.000%	2/1/13	7,055	6,993

Insurance	0.1%
ASIF Global Financing XIX		4.900%	1/17/13	2,180	2,106	E
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	5,990	5,969
MetLife Inc.		6.400%	12/15/66	120	114	D
The Travelers Cos. Inc.		6.250%	3/15/67	100	97	D

					8,286

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Internet and Catalog Retail	0.2%
Amazon.com Inc.		4.750%	2/1/09	$19,320	$23,788	C

IT Services	0.2%
Electronic Data Systems Corp.		7.125%	10/15/09	21,645	22,037
SunGard Data Systems Inc.		9.125%	8/15/13	1,650	1,716

					23,753

Leisure Equipment and Products	0.2%
Eastman Kodak Co.		7.250%	11/15/13	21,264	21,105
Eastman Kodak Co.		3.375%	10/15/33	13,820	14,666	C

					35,771

Media	0.8%
CBS Corp.		7.625%	1/15/16	5,500	5,916
Clear Channel Communications Inc.		4.625%	1/15/08	165	164
Clear Channel Communications Inc.		4.250%	5/15/09	2,760	2,631
Clear Channel Communications Inc.		6.250%	3/15/11	6,600	6,050
Clear Channel Communications Inc.		5.500%	9/15/14	8,120	6,376
Comcast Cable Communications Inc.		6.750%	1/30/11	210	218
Comcast Cable Communications Inc.		8.875%	5/1/17	40	47
Comcast Corp.		6.500%	1/15/15	3,760	3,885
Comcast Corp.		6.500%	1/15/17	560	578
Comcast Corp.		5.875%	2/15/18	10	10
Comcast Corp.		7.050%	3/15/33	7,470	7,874
Comcast MO of Delaware Inc.		9.000%	9/1/08	1,060	1,094
Cox Communications Inc.		7.875%	8/15/09	7,680	8,032	B
CSC Holdings Inc.		6.750%	4/15/12	500	481
CSC Holdings Inc.		7.875%	2/15/18	260	252
CSC Holdings Inc.		7.625%	7/15/18	568	542	B
DirecTV Holdings LLC		8.375%	3/15/13	2,531	2,629
EchoStar DBS Corp.		7.000%	10/1/13	6,340	6,483
EchoStar DBS Corp.		6.625%	10/1/14	1,185	1,191
EchoStar DBS Corp.		7.125%	2/1/16	20	21
Gannett Co. Inc.		6.375%	4/1/12	4,560	4,686	B
Idearc Inc.		8.000%	11/15/16	8,250	8,229
Lamar Media Corp.		7.250%	1/1/13	1,459	1,466
Lamar Media Corp.		6.625%	8/15/15	2,010	1,940
Liberty Media LLC		5.700%	5/15/13	535	500
Liberty Media LLC		3.750%	2/15/30	170	99	C
News America Inc.		6.200%	12/15/34	240	226

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
News America Inc.		6.750%	1/9/38	$200	$209
Time Warner Entertainment Co. LP		8.375%	7/15/33	20	23
Time Warner Inc.		6.875%	5/1/12	5,950	6,243
Time Warner Inc.		7.625%	4/15/31	440	479
Time Warner Inc.		7.700%	5/1/32	5,554	6,098
Univision Communications Inc.		9.750%	3/15/15	2,100	2,047	B,E,H
Viacom Inc.		5.750%	4/30/11	14,870	15,014
Viacom Inc.		6.250%	4/30/16	6,600	6,617

					108,350

Metals and Mining	0.1%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	10,140	11,078
Steel Dynamics Inc.		6.750%	4/1/15	5,890	5,684	E

					16,762

Multi-Utilities	0.1%
Dominion Resources Inc.		4.125%	2/15/08	2,000	1,989
Dominion Resources Inc.		5.125%	12/15/09	1,260	1,256
Dominion Resources Inc.		4.750%	12/15/10	1,010	996
Dominion Resources Inc.		5.700%	9/17/12	5,135	5,153

					9,394

Multiline Retail	N.M.
J.C. Penney Co. Inc.		7.400%	4/1/37	690	728	B
Target Corp.		4.000%	6/15/13	5,340	4,937	B

					5,665

Office Electronics	N.M.
Xerox Corp.		6.750%	2/1/17	1,180	1,208

Oil, Gas and Consumable Fuels	1.8%
Anadarko Petroleum Corp.		6.094%	9/15/09	21,500	21,376	A
Anadarko Petroleum Corp.		6.450%	9/15/36	33,540	33,020
Chesapeake Energy Corp.		6.375%	6/15/15	1,205	1,183
Chesapeake Energy Corp.		6.250%	1/15/18	1,970	1,901
Conoco Inc.		6.950%	4/15/29	83	91
ConocoPhillips		8.750%	5/25/10	3,100	3,378
ConocoPhillips		5.900%	10/15/32	10	10
El Paso Corp.		7.000%	6/15/17	69,240	70,305
El Paso Corp.		7.800%	8/1/31	4,277	4,342
El Paso Corp.		7.750%	1/15/32	5,074	5,152	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
El Paso Natural Gas Co.		8.375%	6/15/32	$2,520		$2,962
Gazprom		6.950%	8/6/09	546,352	RUB	22,059
Gazprom		6.790%	10/29/09	71,970	RUB	2,933
Gazprom		7.000%	10/27/11	23,990	RUB	987
Hess Corp.		7.875%	10/1/29	4,020		4,621
Hess Corp.		7.300%	8/15/31	14,505		15,901
Kerr-McGee Corp.		6.875%	9/15/11	800		841
Kerr-McGee Corp.		6.950%	7/1/24	2,560		2,652
Kerr-McGee Corp.		7.875%	9/15/31	10,555		12,205
Kinder Morgan Energy Partners LP		6.300%	2/1/09	10		10
Kinder Morgan Energy Partners LP		6.750%	3/15/11	60		63
Kinder Morgan Energy Partners LP		7.125%	3/15/12	7,565		7,977
Kinder Morgan Energy Partners LP		5.000%	12/15/13	1,804		1,721
Kinder Morgan Energy Partners LP		6.000%	2/1/17	8,430		8,335
Peabody Energy Corp.		6.875%	3/15/13	1,085		1,096
Peabody Energy Corp.		5.875%	4/15/16	880		863
Pemex Project Funding Master Trust		6.994%	6/15/10	13		13	A,E
Pemex Project Funding Master Trust		6.180%	12/3/12	104		104	A,E
Pemex Project Funding Master Trust		6.625%	6/15/35	18,085		18,636
Pogo Producing Co.		6.875%	10/1/17	4,760		4,784
Seariver Maritime Inc.		0.000%	9/1/12	70		55	I
Texaco Capital Inc.		5.500%	1/15/09	1,600		1,610
The Williams Cos. Inc.		7.500%	1/15/31	110		114
The Williams Cos. Inc.		7.750%	6/15/31	530		557	B
XTO Energy Inc.		7.500%	4/15/12	971		1,049

						252,906

Paper and Forest Products	0.1%
Georgia-Pacific Corp.		8.125%	5/15/11	9		9
Weyerhaeuser Co.		6.750%	3/15/12	7,090		7,361

						7,370

Personal Products	N.M.
The Gillette Co.		2.500%	6/1/08	160		157

Pharmaceuticals	0.1%
Wyeth		5.950%	4/1/37	19,765		19,074

Real Estate Investment Trusts	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	6,240		6,410
Host Marriott LP		6.750%	6/1/16	2,065		2,044

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Real Estate Investment Trusts—Continued
Ventas Inc.		8.750%	5/1/09	$770	$795
Ventas Inc.		6.750%	6/1/10	800	810
Ventas Inc.		9.000%	5/1/12	440	479
Ventas Inc.		6.750%	4/1/17	850	848

					11,386

Real Estate Management and Development	N.M.
Forest City Enterprises Inc.		7.625%	6/1/15	360	339
Forest City Enterprises Inc.		6.500%	2/1/17	597	533

					872

Road and Rail	N.M.
Hertz Corp.		8.875%	1/1/14	3,285	3,384
Hertz Corp.		10.500%	1/1/16	1,780	1,922
Norfolk Southern Corp.		6.200%	4/15/09	20	20	B

					5,326

Semiconductors and Semiconductor Equipment	N.M.
Freescale Semiconductor Inc.		8.875%	12/15/14	10	10

Specialty Retail	0.3%
Autozone Inc.		6.950%	6/15/16	10,890	11,559
Home Depot Inc.		4.625%	8/15/10	2,720	2,652
Home Depot Inc.		5.250%	12/16/13	5,510	5,289
Home Depot Inc.		5.400%	3/1/16	8,230	7,711
Limited Brands Inc.		6.125%	12/1/12	16,900	17,014

					44,225

Textiles, Apparel and Luxury Goods	N.M.
Oxford Industries Inc.		8.875%	6/1/11	800	808

Thrifts and Mortgage Finance	0.5%
Countrywide Financial Corp.		5.600%	4/30/08	25,000	24,564	A
Countrywide Financial Corp.		5.756%	6/18/08	30	29	A
Countrywide Financial Corp.		5.500%	1/5/09	30	28	A
Countrywide Home Loans Inc.		5.665%	2/27/08	25,070	24,819	A
Residential Capital LLC		7.460%	4/17/09	2,650	2,253	A
Residential Capital LLC		7.595%	5/22/09	7,170	6,095	A,F
Residential Capital LLC		7.000%	2/22/11	9,495	7,738	F
Residential Capital LLC		7.500%	6/1/12	3,040	2,462	F

					67,988

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Tobacco	0.1%
Altria Group Inc.		7.000%	11/4/13	$2,430	$2,641
Altria Group Inc.		7.750%	1/15/27	5,000	6,143
Philip Morris Capital Corp.		7.500%	7/16/09	190	197
Reynolds American Inc.		7.875%	5/15/09	730	758	B
Reynolds American Inc.		6.750%	6/15/17	8,430	8,622

					18,361

Wireless Telecommunication Services	0.2%
Nextel Communications Inc.		6.875%	10/31/13	60	60
Nextel Communications Inc.		5.950%	3/15/14	493	471
Nextel Communications Inc.		7.375%	8/1/15	1,980	2,012
Sprint Capital Corp.		6.125%	11/15/08	130	131
Sprint Capital Corp.		8.375%	3/15/12	17,025	18,745
Sprint Capital Corp.		6.900%	5/1/19	720	723
Sprint Capital Corp.		8.750%	3/15/32	4,055	4,650

					26,792

Total Corporate Bonds and Notes (Cost—$2,131,489)					2,096,802
Asset-Backed Securities	5.7%

Fixed Rate Securities	0.4%
Bank One Issuance Trust 2003-C1		4.540%	9/15/10	470	469
Bay View Auto Trust 2003-LJ1		3.440%	4/25/12	94	93
Citibank Credit Card Issuance Trust 2003-A3 A3		3.100%	3/10/10	330	327
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	2,180	1,847
Contimortgage Home Equity Trust 1997-4 B1F		7.330%	10/15/28	1,240	859
Green Tree Financial Corp. 1992-2 B		9.150%	1/15/18	191	155
Green Tree Financial Corp. 1993-2		8.000%	7/15/18	567	544
Green Tree Financial Corp. 1996-5		8.100%	7/15/27	3,268	781
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	334	281
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	3,305	3,126
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	2,485	2,561
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2		5.666%	5/25/46	1,985	1,968
Origen Manufactured Housing Contract Trust 2005-B		5.910%	1/15/37	4,797	4,751

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Origen Manufactured Housing Contract Trust 2005-B		5.990%	1/15/37	$1,500	$1,492
Origen Manufactured Housing Contract Trust 2005-B		6.480%	1/15/37	2,100	2,113
Patrons’ Legacy 2003-IV		5.775%	12/23/63	7,900	7,897	E
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	2,500	1,501	E
Terwin Mortgage Trust 2006-10SL A1		4.750%	10/25/37	31,374	30,542
UCFC Home Equity Loan 1998-C		5.935%	1/15/30	10	10
Vanderbilt Mortgage Finance 1997-B 1B2		8.155%	10/7/26	187	191
Vanderbilt Mortgage Finance 1997-C		7.830%	8/8/27	431	442
WEF Issuer LLC 2006-A		5.190%	12/15/14	802	799	E

					62,749

Indexed SecuritiesA	5.2%
Ace Securities Corp. Home Equity Loan Trust 2006-SL3		5.231%	6/25/36	229	221
AFC Home Equity Loan Trust 2002-2		5.431%	6/25/30	535	520
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3		6.293%	11/15/31	301	296
Bear Stearns Asset Backed Securities Inc. 2005-AQ2		5.291%	9/25/35	773	773
Bear Stearns Asset Backed Securities Inc. 2005-CL1		5.631%	9/25/34	11,278	11,048
Bear Stearns Asset Backed Securities Inc. 2006-1 A		5.411%	2/25/36	3,116	3,042
Bear Stearns Second Lien Trust 2007-SV1A A3		5.381%	12/25/36	3,693	3,537	E
CDC Mortgage Capital Trust 2002-HE1		5.441%	1/25/33	535	524
Countrywide Asset-Backed Certificates 2002-BC1		5.791%	4/25/32	178	173
Countrywide Asset-Backed Certificates 2003-1		5.471%	6/25/33	414	408
Countrywide Asset-Backed Certificates 2003-BC3		5.751%	9/25/33	637	631
Countrywide Asset-Backed Certificates 2006-SD4 A1		5.471%	12/25/36	281	257	E
Countrywide Home Equity Loan Trust 2002-F		6.103%	11/15/28	713	699
Countrywide Home Equity Loan Trust 2005-H 2A		5.993%	12/15/35	2,286	2,255
Countrywide Home Equity Loan Trust 2006-RES		6.013%	6/15/29	777	777	E
Credit-Based Asset Servicing and Securitization 2007-RP1 A		5.441%	5/25/46	42,707	42,716	E

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
CS First Boston Mortgage Securities Corp. 2005-AGE1		5.271%	2/25/32	$2,354	$2,352
EMC Mortgage Loan Trust 2002-B A1		5.781%	2/25/41	657	655	E
Fairbanks Capital Mortgage Loan Trust 1999-1 A		5.731%	5/25/28	1,056	1,052	E
Fleet Home Equity Loan Trust 2003-1		5.788%	1/20/33	4,516	4,448
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN		5.745%	10/25/34	97,859	97,783
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		5.881%	2/25/31	6,867	6,619	E
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		5.765%	2/25/36	87,218	85,474
GMAC Mortgage Corp. Loan Trust 2006-HE1 A		5.341%	11/25/36	1,505	1,481
Greenpoint Mortgage Funding Trust 2005-HE1		5.531%	9/25/34	2,200	2,046
GSRPM Mortgage Loan Trust 2004-1 A1		5.611%	9/25/42	3,650	3,639	E
Indymac Home Equity Loan Asset-Backed Trust 2001-A		5.391%	3/25/31	87	83
Lehman XS Trust 2005-5N		5.431%	11/25/35	23,810	23,338
Lehman XS Trust 2005-5N 3A1A		5.431%	11/25/35	6,281	6,131
Lehman XS Trust 2006-2N 1A1		5.391%	2/25/46	285	278
Lehman XS Trust 2006-4N A2A		5.351%	4/25/46	7,261	7,098
Lehman XS Trust 2007-8H A1		5.261%	6/25/37	107,154	106,599
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		5.581%	2/25/37	120,758	119,140
MSDWCC Heloc Trust 2005-1		5.321%	7/25/17	1,951	1,915
Option One Mortgage Loan Trust 2003-1		5.551%	2/25/33	17	17
Provident Bank Home Equity Loan Trust 2000-2		5.401%	8/25/31	313	305
RAAC 2006-RP3 A		5.401%	5/25/36	62	61	E
RAAC 2006-RP4 A		5.421%	1/25/46	39,751	38,886	E
Renaissance Home Equity Loan Trust 2005-1		5.461%	5/25/35	3,000	2,944
Residential Asset Mortgage Products Inc. 2003-RS4		5.791%	5/25/33	1,084	1,041
Residential Funding Mortgage Securities II 2003-HS3		5.421%	8/25/33	33	32
Residential Funding Securities Corp. 2002-RP2 A1		5.881%	10/25/32	5,499	5,424	E
SACO I Trust 2006-3 A3		5.361%	4/25/36	4,588	3,937
SACO I Trust 2006-6 A		5.261%	6/25/36	252	224

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Salomon Brothers Mortgage Securities VII 2002-CIT1		5.431%	3/25/32	$685	$680
Securitized Asset Backed Receivables LLC 2007-BR3 A2B		5.351%	4/25/37	70,887	68,912
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		5.361%	2/25/37	43,984	43,224
SLM Student Loan Trust 2006-10 A2		5.370%	10/25/17	380	380
Southern Pacific Secured Asset Corp. 1998-2		5.471%	7/25/29	24	23
Structured Asset Securities Corp. 2006-ARS1 A1		5.241%	2/25/36	276	188	E
Truman Capital Mortgage Loan Trust 2006-1		5.391%	3/25/36	30,318	27,286	E
Vanderbilt Mortgage Finance 1999-D		9.069%	1/7/30	4,100	4,330
Wachovia Asset Securitization Inc. 2002-HE1		5.501%	9/27/32	1,005	996
Wachovia Asset Securitization Inc. 2002-HE2		5.561%	12/25/32	56	56
Wachovia Asset Securitization Inc. 2003-HE1		5.421%	3/25/33	25	25

					736,979

Stripped Securities	N.M.
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	4,847	492	J1

Variable Rate SecuritiesG	0.1%
Countrywide Asset-Backed Certificates 2004-15		4.614%	12/25/32	11,882	11,699
Irwin Home Equity Corp. 2005-1 2A2		4.720%	6/25/35	4,759	4,721

					16,420

Total Asset-Backed Securities (Cost—$831,037)					816,640
Mortgage-Backed Securities	13.6%

Fixed Rate Securities	2.4%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	7,630	7,459
Banc of America Commercial Mortgage Inc. 2006-1 A4		5.372%	9/10/45	310	307
Banc of America Funding Corp. 2003-1		6.000%	5/20/33	495	486
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	226	226
BlackRock Capital Finance LP 1997-R3		7.220%	11/25/28	6	6	E
Commercial Capital Access One Inc. 2I		12.000%	11/15/27	2,117	720
Commercial Mortgage Pass-Through Certificates 2001-J1A A2		6.457%	2/16/34	370	384	E

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	$24,346	$23,707
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	151	152	E
CS First Boston Mortgage Securities Corp. 1998-C1 A1B		6.480%	5/17/40	2,312	2,324
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	31,620	31,421
GMAC Commercial Mortgage Securities Inc. 1998-C1 A2		6.700%	5/15/30	3,944	3,950
GMAC Commercial Mortgage Securities Inc. 1999-C2		6.945%	9/15/33	325	333
GS Mortgage Securities Corp. II 1998-C1		6.620%	10/18/30	3,780	3,799
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	18,650	18,144
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	3,000	2,888
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15		5.814%	6/12/43	2,370	2,416
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	1/15/49	33,610	33,116
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2		7.400%	7/15/31	1,661	1,703
LB-UBS Commercial Mortgage Trust 2000-C3 A2		7.950%	5/15/25	99	105
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	8,640	8,245
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	4,100	3,984
MASTR Reperforming Loan Trust 2005-1 1A1		6.000%	8/25/34	5,489	5,478	E
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	8,333	8,701	E
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	22,150	21,900
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	21,070	20,414
Morgan Stanley Capital I 2007-IQ14 A4		5.692%	4/15/49	36,175	36,239
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	83,786	82,817	E
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	269	281
Residential Asset Mortgage Products Inc. 2004-SL4		7.500%	7/25/32	1,940	1,982

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	3/25/32	$11,846	$11,761
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	2,741	2,644

					338,092

Indexed SecuritiesA	8.7%
American Home Mortgage Assets Trust 2006-3		5.321%	7/25/46	20,857	20,387
American Home Mortgage Investment Trust 2005-4		5.421%	11/25/45	17,851	17,320
Bayview Commercial Asset Trust 2006-2A A1		5.361%	7/25/36	2,104	2,069	E
Bayview Commercial Asset Trust 2006-SP1 A1		5.401%	4/25/36	2,894	2,869	E
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1		5.291%	12/25/36	370	363
Bear Stearns Second Lien Trust 2007-SV1A A1		5.351%	12/25/36	13,002	11,703	E
Bear Stearns Structured Products Inc. 2007-R10 A1		5.853%	9/26/37	46,450	46,229	E
Bear Stearns Structured Products Inc. 2007-R11 A1A		6.398%	9/27/37	141,000	138,831	E
Citigroup Mortgage Loan Trust Inc. 2005-5		5.433%	8/25/35	257	260
Citigroup Mortgage Loan Trust Inc. 2005-HE2		5.531%	7/25/35	13,123	12,614	E
Countrywide Alternative Loan Trust 2004-J9 3A4		5.710%	10/25/34	197	197
Countrywide Alternative Loan Trust 2005-38 A3		5.481%	9/25/35	19,696	19,371
Countrywide Alternative Loan Trust 2005-44 1A1		5.461%	10/25/35	23,716	23,385
Countrywide Alternative Loan Trust 2005-44 2A1		5.441%	10/25/35	13,770	13,659
Countrywide Alternative Loan Trust 2005-56 3A1		5.421%	11/25/35	16,296	15,951
Countrywide Alternative Loan Trust 2005-56 4A1		5.441%	11/25/35	7,320	7,085
Countrywide Alternative Loan Trust 2005-59 1A1		5.868%	11/20/35	7,032	6,882
Countrywide Alternative Loan Trust 2005-72 A1		5.401%	1/25/36	5,635	5,512
Countrywide Alternative Loan Trust 2005-J12		5.401%	8/25/35	1,015	1,013
Countrywide Alternative Loan Trust 2006-0A2 A5		5.726%	5/20/46	8,278	8,090

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Alternative Loan Trust 2006-OA1 2A1		5.706%	3/20/46	$339	$331
Countrywide Alternative Loan Trust 2006-OA17		5.691%	12/20/46	76,473	75,027
Countrywide Alternative Loan Trust 2006-OA18 A2		5.371%	12/25/46	379	365
Countrywide Alternative Loan Trust 2006-OC2 2A3		5.421%	2/25/36	9,400	9,149
Countrywide Home Loans 2005-09 1A1		5.431%	5/25/35	9,979	9,728
Countrywide Home Loans 2005-R3		5.531%	9/25/35	7,248	7,080	E
Countrywide Home Loans 2006-OA5 1A1		5.331%	4/25/46	5,967	5,831
DSLA Mortgage Loan Trust 2006-AR1 1A1A		5.903%	3/19/46	1,747	1,714
DSLA Mortgage Loan Trust 2006-AR1 1A1B		5.903%	3/19/47	1,747	1,714
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1		5.199%	11/19/35	335	333
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		5.361%	4/25/36	7,469	7,330
Greenpoint Mortgage Funding Trust 2007-AR2 1A1		5.261%	4/25/47	77,978	77,045
GSMPS Mortgage Loan Trust 2005-RP2		5.481%	3/25/35	22,886	22,664	E
GSMPS Mortgage Loan Trust 2005-RP3		5.481%	9/25/35	35,584	35,634	E
Harborview Mortgage Loan Trust 2005-3		5.743%	6/19/35	18,792	18,388
Harborview Mortgage Loan Trust 2005-7		6.133%	6/19/45	8,388	8,161
Harborview Mortgage Loan Trust 2006-13 A		5.683%	11/19/46	197	195
Harborview Mortgage Loan Trust 2006-7		5.703%	10/19/37	4,046	3,983
Harborview Mortgage Loan Trust 2007-4 2A1		5.723%	7/19/47	37,602	36,537
Impac CMB Trust 2003-4 1A1		5.771%	10/25/33	235	233
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.287%	11/25/37	18,190	18,180
IndyMac Index Mortgage Loan Trust 2004-AR2 2A1		5.441%	6/25/34	74	72
IndyMac Index Mortgage Loan Trust 2006-AR15 A1		5.251%	7/25/36	334	328
La Hipotecaria SA 2007-1GA A		5.750%	12/23/36	379	377	E
Lehman XS Trust 2006-GP2 1A1A		5.201%	6/25/46	1,126	1,116
Luminent Mortgage Trust 2006-7 2A1		5.301%	12/25/36	5,499	5,336
MASTR Adjustable Rate Mortgages Trust 2004-13		3.786%	11/21/34	1,830	1,789
MASTR Reperforming Loan Trust 2005-2 1A1F		5.481%	5/25/35	6,611	6,542	E
Medallion Trust 2000-2G		5.846%	12/18/31	287	285

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
MLCC Mortgage Investors Inc. 2003-B		5.471%	4/25/28	$3,491	$3,391
Residential Accredit Loans Inc. 2005-QO3 A1		5.531%	10/24/45	2,776	2,722
Residential Accredit Loans Inc. 2006-QO10 A1		5.291%	1/25/37	359	349
Residential Accredit Loans Inc. 2006-QO5 3A1		5.201%	5/25/46	30	30
Residential Accredit Loans Inc. 2006-QO8 1A1A		5.221%	10/25/46	3,049	3,029
Residential Accredit Loans Inc. 2007-QO4 A1A		5.321%	5/25/47	15,089	14,723
Sequoia Mortgage Trust A4		5.496%	11/22/24	14	14
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1		5.341%	4/25/36	6,698	6,596
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		5.341%	8/25/36	42,868	42,196
Thornburg Mortgage Securities Trust 2005-4 A4		5.331%	12/25/35	75,095	74,793
Thornburg Mortgage Securities Trust 2006-1		5.301%	1/25/36	121,157	120,550
Thornburg Mortgage Securities Trust 2006-1 A2		5.281%	1/25/36	7,462	7,423
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A		5.361%	4/25/45	13,821	13,550
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A		5.401%	7/25/45	12,983	12,617
WaMu Mortgage Pass-Through Certificates, 2005-AR1 A1A		5.451%	1/25/45	3,201	3,150
WaMu Mortgage Pass-Through Certificates, 2005-AR11		5.451%	8/25/45	38,222	37,435
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1		5.421%	10/25/45	21,650	21,168
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10		6.705%	10/25/45	6,409	4,967	E
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A1		5.391%	11/25/45	21,081	20,739
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2		5.411%	11/25/45	33,156	32,392
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2		5.421%	12/25/45	20,839	20,391
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1		5.401%	12/25/45	30,440	29,998
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2		5.421%	12/25/45	33,646	33,004
WaMu Mortgage Pass-Through Certificates, 2007-OA5 A1A		5.823%	5/25/47	1,592	1,549
Zuni Mortgage Loan Trust 2006-OA1		5.261%	8/25/36	32,272	32,025

					1,248,058

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Stripped Securities	0.1%
Diversified REIT Trust 2001-1A		0.755%	3/8/10	$10,587	$188	E,J1
FFCA Secured Lending Corp. 1999-1A		1.427%	9/18/25	342	14	E,J1
GE Capital Commercial Mortgage Corp. 2005-C4		5.512%	11/10/45	15,020	14,964	J1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1		0.461%	12/15/16	479	1	E,J1
LB-UBS Commercial Mortgage Trust 2001-C3 X		1.164%	6/15/36	8,638	259	E,J1

					15,426

Variable Rate SecuritiesG	2.4%
Banc of America Commercial Mortgage Inc. 2006-2 A4		5.930%	5/10/45	28,805	29,359
Banc of America Funding Corp. 2005-F 2A1		5.207%	9/20/35	25,101	25,038
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/32	319	329
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1		5.339%	3/20/36	262	261
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.609%	2/15/39	310	311
GSR Mortgage Loan Trust 2005-AR7 1A1		5.124%	11/25/35	3,892	3,946
Harborview Mortgage Loan Trust 2006-2		5.430%	2/25/36	7,291	7,255
IndyMac INDX Mortgage Loan Trust 2004-AR15		5.035%	2/25/35	802	798
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1		5.326%	3/25/35	150	150
IndyMac INDX Mortgage Loan Trust 2005-AR13		4.417%	8/25/35	911	911
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	10,757	10,588
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.472%	1/12/43	11,800	11,715
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS		5.941%	5/15/47	5,000	4,117	E
MASTR Adjustable Rate Mortgages Trust 2004-4 3A1		4.172%	5/25/34	3,040	2,995
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1		4.844%	1/25/36	191	188
Merrill Lynch Mortgage Investors Trust 2006-A1 1A1		5.854%	3/25/36	39,573	39,845
Merrill Lynch Mortgage Trust 2005-CKI1		5.417%	11/12/37	18,740	18,558
Merrill Lynch Mortgage Trust 2005-MCP1		4.747%	6/12/43	15,240	14,528

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Merrill Lynch Mortgage Trust 2006-C1 A4		5.843%	5/12/39	$130	$132
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4		5.810%	6/12/50	5,150	5,201
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.197%	7/25/35	9,859	10,010
Prime Mortgage Trust 2005-2		7.408%	10/25/32	821	844
Structured Adjustable Rate Mortgage Loan Trust 2004-16 5A2		5.070%	11/25/34	42,888	41,984
Thornburg Mortgage Securities Trust 2004-1		6.302%	3/25/44	118	119
Thornburg Mortgage Securities Trust 2007-4 2A1		6.240%	9/25/37	56,129	56,304
Thornburg Mortgage Securities Trust 2007-4 3A1		6.228%	9/25/37	51,126	50,654
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1		5.058%	12/25/35	322	319
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1		5.503%	9/25/36	149	148

					336,607

Total Mortgage-Backed Securities (Cost—$1,960,115)					1,938,183
Loan Participations and AssignmentsA	0.5%

Auto Components	N.M.
Allison Transmission Inc., Term Loan, Tranche B		8.480% to 8.570%	12/10/07	1,000	968

Commercial Services and Supplies	N.M.
Allied Waste North America Inc., Credit Linked Deposit, Tranche A		6.820%	10/1/07	554	546
Allied Waste North America Inc., Term Loan		6.630% to 6.890%	2/18/08	1,019	1,004

					1,550

Communications Equipment	N.M.
Panamsat Corp., Term Loan, Tranche A		7.360%	10/2/07	1,850	1,821

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Computers and Peripherals	N.M.
SunGard Data Systems Inc., Term Loan, Tranche B		7.356%	11/8/07	$1,980	$1,943

Containers and Packaging	N.M.
Amscan Holdings Inc., Term Loan, Tranche B		7.345% to 9.000%	12/31/07	998	950

Diversified Consumer Services	N.M.
Thomson Medical Education, First Lien Term Loan		7.950%	12/31/07	1,000	995

Diversified Financial Services	N.M.
CCM Merger Inc., Term Loan, Tranche B		7.198% to 7.720%	12/28/07	990	959

Health Care Providers and Services	0.1%
Davita Inc., Term Loan, Tranche B1		6.700% to 7.010%	12/31/07	2,000	1,959
Healthsouth Corp., Term Loan, Tranche B		7.630% to 7.860%	10/29/07	563	546
Sheridan Healthcare Inc., Term Loan, Tranche B		7.860%	10/16/07	1,000	930
Vanguard Health Holding Co. II, Replacement Term Loan		7.448%	12/31/07	1,980	1,916

					5,351

Hotels, Restaurants and Leisure	N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B		8.448%	12/31/07	1,485	1,419

IT Services	0.3%
First Data Corp., Term Loan, Tranche B1		7.960%	12/24/07	39,810	38,218

Media	0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan		7.750% to 8.980%	12/31/07	835	826
Cedar Fair LP, Term Loan, Tranche B		7.129%	10/31/07	990	968

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Media—Continued
Charter Communications Operating LLC, Term Loan		7.360%	10/30/07	$2,000	$1,929
Citadel Communication Group, Term Loan, Tranche B		6.755% to 6.825%	12/31/07	1,000	952
CSC Holdings Inc., Incremental Term Loan		7.569%	10/9/07	990	975
Idearc Inc., Term Loan, Tranche B		7.200%	12/31/07	995	979
Nielsen Finance LLC, Term Loan, Tranche B		7.360%	11/9/07	1,985	1,926
Tribune Co., Tranche B		8.360%	10/5/07	1,000	907
Univision Communications, Term Loan, Tranche B		7.610%	10/31/07	940	893
UPC Broadband Holding, Term Loan, Tranche N		7.130%	1/2/08	1,000	956

					11,311

Multiline Retail	N.M.
Dollar General Corp., Term Loan, Tranche B		8.108%	10/31/07	1,000	949

Paper and Forest Products	N.M.
Georgia-Pacific Corp., First Lien Term Loan		6.948% to 7.474%	12/31/07	990	968

Road and Rail	N.M.
Swift Transportation, Term Loan		8.375%	11/1/07	884	800

Semiconductors and Semiconductor Equipment	N.M.
Sensata Technologies, Term Loan, Tranche B		7.090% to 7.110%	10/29/07	1,485	1,422

Total Loan Participations and Assignments (Cost—$70,617)					69,624
U.S. Government and Agency Obligations	14.7%

Fixed Rate Securities	9.6%
Fannie Mae		2.880%	10/22/07	81,000	80,900
Fannie Mae		3.125%	12/15/07	35,000	34,869	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
Fannie Mae		5.200%	11/8/10	$17,470	$17,483
Fannie Mae		5.625%	5/19/11	31,580	32,182	B
Fannie Mae		4.610%	10/10/13	40,690	39,857
Fannie Mae		6.000%	4/18/36	18,560	19,000
Farmer Mac		5.125%	8/25/16	410	416
Federal Home Loan Bank		3.875%	8/22/08	8,640	8,582	B
Federal Home Loan Bank		5.100%	9/19/08	800	804
Federal Home Loan Bank		5.400%	1/2/09	22,690	22,690
Federal Home Loan Bank		5.400%	1/16/09	38,000	38,015
Federal Home Loan Bank		5.500%	5/21/09	300	300
Federal Home Loan Bank		5.000%	12/21/15	240	241
Federal Home Loan Bank		5.500%	7/15/36	3,040	3,134	B
Freddie Mac		3.500%	11/15/07	100	100
Freddie Mac		5.875%	11/15/07	750	751
Freddie Mac		4.750%	1/18/11	280	283
Freddie Mac		5.250%	2/24/11	16,000	16,166	B
Freddie Mac		5.625%	3/15/11	25,450	26,391	B
Freddie Mac		5.125%	4/18/11	14,440	14,746	B
Freddie Mac		4.650%	10/10/13	47,200	46,284
Freddie Mac		5.450%	11/21/13	18,230	18,350
Freddie Mac		5.300%	5/12/20	75,000	73,361	B
Freddie Mac		5.625%	11/23/35	19,270	18,918	B
Tennessee Valley Authority		6.250%	12/15/17	40	44
Tennessee Valley Authority		7.125%	5/1/30	840	1,039
Tennessee Valley Authority		5.980%	4/1/36	120	132
United States Treasury Bonds		8.875%	8/15/17	10	13	B
United States Treasury Bonds		4.750%	2/15/37	7,198	7,098	B
United States Treasury Bonds		5.000%	5/15/37	44,190	45,329	B
United States Treasury Notes		3.750%	5/15/08	25,460	25,394	B
United States Treasury Notes		5.000%	7/31/08	5,835	5,876	B
United States Treasury Notes		4.500%	3/31/09	29,490	29,718	B
United States Treasury Notes		4.750%	5/31/09	48,800	49,517	B
United States Treasury Notes		3.625%	7/15/09	62,120	61,766	B
United States Treasury Notes		6.000%	8/15/09	34,850	36,121	B
United States Treasury Notes		4.625%	11/15/09	180,120	182,456	B
United States Treasury Notes		4.000%	4/15/10	10	10	B
United States Treasury Notes		3.875%	9/15/10	24,700	24,603	B
United States Treasury Notes		4.875%	5/31/11	11,900	12,212	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		4.500%	9/30/11	$29,420	$29,813	B
United States Treasury Notes		4.625%	10/31/11	10,600	10,789	B
United States Treasury Notes		4.625%	12/31/11	234,920	239,031	B
United States Treasury Notes		4.500%	3/31/12	9,720	9,838	B
United States Treasury Notes		4.750%	5/31/12	1,820	1,861	B
United States Treasury Notes		4.875%	6/30/12	180	185	B
United States Treasury Notes		4.625%	7/31/12	3,330	3,388	B
United States Treasury Notes		5.125%	5/15/16	10	10	B
United States Treasury Notes		4.625%	2/15/17	20,310	20,404	B
United States Treasury Notes		4.750%	8/15/17	54,800	55,536	B

					1,366,006

Indexed SecuritiesA	0.2%
Farmer Mac		5.011%	2/23/09	27,000	26,994

Stripped Securities	0.3%
United States Treasury Bonds		0.000%	11/15/21	37,190	18,414	J2
United States Treasury Bonds		0.000%	11/15/24	32,510	13,864	B,J2
United States Treasury Bonds		0.000%	5/15/30	17,830	5,924	B,J2

					38,202

Treasury Inflation-Protected SecuritiesK	4.6%
United States Treasury Inflation- Protected Security		3.875%	1/15/09	4,522	4,614	B
United States Treasury Inflation- Protected Security		0.875%	4/15/10	33	32	B
United States Treasury Inflation- Protected Security		2.375%	4/15/11	52	53	B
United States Treasury Inflation- Protected Security		1.875%	7/15/13	8,495	8,359	B
United States Treasury Inflation- Protected Security		2.000%	1/15/14	1,285	1,267	B
United States Treasury Inflation- Protected Security		1.875%	7/15/15	58,557	57,006	B
United States Treasury Inflation- Protected Security		2.000%	1/15/16	51,866	50,699	B
United States Treasury Inflation- Protected Security		2.500%	7/15/16	7,942	8,090	B
United States Treasury Inflation- Protected Security		2.375%	1/15/17	41,161	41,457	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.375%	1/15/25	$77,741	$78,427	B
United States Treasury Inflation-Protected Security		2.000%	1/15/26	139,834	133,541	B
United States Treasury Inflation-Protected Security		2.375%	1/15/27	183,403	185,639	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	24,173	29,446	B
United States Treasury Inflation-Protected Security		3.875%	4/15/29	39,901	50,668	B
United States Treasury Inflation-Protected Security		3.375%	4/15/32	10,304	12,585	B

					661,883

Total U.S. Government and Agency Obligations (Cost—$2,057,164)					2,093,085
U.S. Government Agency Mortgage-Backed Securities	55.4%

Fixed Rate Securities	52.5%
Fannie Mae		6.500%	5/1/14 to 7/1/35	11,625	11,877
Fannie Mae		5.500%	1/1/17 to 5/1/37	727,963	713,366
Fannie Mae		9.500%	11/1/21	1	2
Fannie Mae		5.000%	12/1/22 to 12/1/37	3,253,500	3,106,047	L
Fannie Mae		5.500%	12/1/22	163,600	163,191	L
Fannie Mae		6.000%	12/1/22 to 12/1/37	672,760	673,277	L
Fannie Mae		6.000%	4/1/24 to 8/1/37	1,380,942	1,383,176
Fannie Mae		7.000%	8/1/29 to 6/1/32	4,364	4,540
Fannie Mae		7.500%	11/1/29	22	23
Fannie Mae		4.500%	12/1/34 to 3/1/35	15,293	14,196
Fannie Mae		5.000%	6/1/35 to 2/1/37	310,732	296,887
Fannie Mae		4.500%	12/1/37	10,800	10,017	L
Fannie Mae		6.500%	12/1/37	304,560	310,074	L
Freddie Mac		6.000%	6/1/08 to 7/1/37	11,345	11,461
Freddie Mac		5.500%	12/1/13 to 5/1/35	12,189	11,975
Freddie Mac		7.000%	10/1/16 to 4/1/32	1,429	1,486
Freddie Mac		6.500%	7/1/29	369	379
Freddie Mac		5.000%	10/1/35 to 11/1/36	432,611	413,345

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Freddie Mac		5.000%	12/1/37	$35,000	$33,381	L
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	234	246
Government National Mortgage Association		7.000%	7/15/23	0.4	—	M
Government National Mortgage Association		7.000%	8/15/23 to 7/15/31	760	796
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	16,175	16,568
Government National Mortgage Association		6.000%	1/15/29 to 11/15/35	80,851	81,479
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	24	26
Government National Mortgage Association		5.000%	7/15/33 to 11/15/35	75,666	73,127
Government National Mortgage Association		5.500%	7/15/33 to 6/15/35	21,921	21,642
Government National Mortgage Association		6.000%	12/1/37	15,100	15,194	L
Government National Mortgage Association		6.500%	12/1/37	107,800	110,128	L

					7,477,906

Indexed SecuritiesA	2.9%
Fannie Mae		4.795%	6/1/35	16,404	16,453
Fannie Mae		4.333%	8/1/35	1,766	1,757
Fannie Mae		4.615%	9/1/35	10,085	10,060
Fannie Mae		4.698%	9/1/35	3,974	3,964
Fannie Mae		4.578%	10/1/35	3,401	3,389
Fannie Mae		4.704%	10/1/35	5,069	5,052
Fannie Mae		4.718%	10/1/35	3,231	3,229
Fannie Mae		4.826%	10/1/35	3,133	3,163
Fannie Mae		7.007%	10/1/35	22,367	23,134
Fannie Mae		7.012%	10/1/35	5,302	5,452
Fannie Mae		7.029%	10/1/35	36,701	37,737
Fannie Mae		6.998%	11/1/35	15,381	15,908
Fannie Mae		5.286%	12/1/35	537	536
Fannie Mae		6.454%	1/1/37	25,604	26,047
Fannie Mae		5.515%	2/1/37	38,812	38,902

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Fannie Mae		5.726%	4/1/37	$28,137	$28,392
Fannie Mae		5.896%	4/1/37	18,103	18,236
Fannie Mae		6.178%	8/1/37	31,760	32,145
Freddie Mac		4.829%	10/1/35	5,815	5,840
Freddie Mac		5.141%	12/1/35	734	731
Freddie Mac		5.198%	12/1/35	520	517
Freddie Mac		5.821%	2/1/37	67	67
Freddie Mac		6.092%	3/1/37	39,077	39,701
Freddie Mac		5.818%	5/1/37	5,755	5,803
Freddie Mac		5.895%	5/1/37	17,207	17,379
Freddie Mac		5.958%	5/1/37	190	192
Freddie Mac		6.033%	5/1/37	140	142
Freddie Mac		5.796%	6/1/37	2,870	2,893
Freddie Mac		5.922%	7/1/37	45,139	45,481
Freddie Mac		5.900%	8/1/37	13,985	14,134
Government National Mortgage Association		5.896%	8/20/31	3	3

					406,439

Stripped Securities	N.M.
Financing Corp.		0.000%	11/30/17 to 4/5/19	1,570	932	J2

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$7,899,514)					7,885,277
Yankee BondsN	6.8%

Aerospace and Defense	N.M.
Systems 2001 Asset Trust		6.664%	9/15/13	2,429	2,561	E

Automobiles	N.M.
General Motors Nova Scotia Finance Co.		6.850%	10/15/08	1,550	1,534

Commercial Banks	2.5%
Barclays Capital		6.060%	3/20/08	23,100	22,611	A,E
Glitnir Banki Hf		6.330%	7/28/11	10,670	10,854	E
Glitnir Banki Hf		6.375%	9/25/12	18,040	18,082	E
Glitnir Banki Hf		6.693%	6/15/16	19,600	20,031	D,E
Glitnir Banki Hf		7.451%	9/14/49	3,065	3,020	D,E

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Commercial Banks—Continued	2.5%
HSBC Capital Funding LP		4.610%	6/27/49	$2,090	$1,963	D,E
ICICI Bank Ltd.		6.375%	4/30/22	14,359	13,427	D,E
ICICI Bank Ltd.		6.375%	4/30/22	15,561	14,541	B,D,E
Kaupthing Bank Hf		6.050%	4/12/11	27,860	27,635	A,E
Kaupthing Bank Hf		5.750%	10/4/11	5,550	5,479	E
Kaupthing Bank Hf		7.125%	5/19/16	6,060	6,116	E
Korea Development Bank		4.250%	11/13/07	200	200
Korea Development Bank		5.500%	11/13/12	60	60
Landsbanki Islands Hf		6.100%	8/25/11	28,520	28,895	E
Nordea Bank AB		5.810%	4/8/11	52,000	51,968	A,E
Resona Preferred Global Securities		7.191%	12/29/49	11,630	11,671	D,E
Royal Bank of Scotland Group PLC		7.640%	3/31/49	7,400	7,400	D
Royal Bank of Scotland Group PLC		6.990%	10/29/49	12,030	12,255	D,E
RSHB Capital SA		6.299%	5/15/17	30,690	28,892	E
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	25,685	23,816	D,E
TuranAlem Finance BV		8.250%	1/22/37	29,590	25,004	E
TuranAlem Finance BV		8.250%	1/22/37	30,793	26,867	E

					360,787

Diversified Financial Services	0.4%
Aiful Corp.		5.000%	8/10/10	12,430	12,017	E
Cascadia Ltd.		8.849%	6/13/08	4,100	4,100	A,E
Credit Suisse Guernsey Ltd.		5.860%	5/15/49	40	38	D
European Investment Bank		4.000%	3/3/10	100	99
European Investment Bank		4.625%	3/21/12	50	50
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	7,400	7,034	D
Pemex Finance Ltd.		9.030%	2/15/11	7	7
TNK-BP Finance SA		7.500%	7/18/16	17,280	17,161	E
TNK-BP Finance SA		7.500%	7/18/16	1,650	1,645	E
TNK-BP Finance SA		6.625%	3/20/17	11,350	10,570	B,E
TNK-BP Finance SA		6.625%	3/20/17	724	678	E

					53,399

Diversified Telecommunication Services	0.3%
British Telecommunications PLC		8.625%	12/15/10	2,315	2,549	F
Deutsche Telekom International Finance BV		5.750%	3/23/16	20,000	19,764	B
Intelsat Bermuda Ltd.		9.250%	6/15/16	1,105	1,146
Koninklijke (Royal) KPN NV		8.000%	10/1/10	14,470	15,564
Telecom Italia Capital SpA		5.250%	11/15/13	1,260	1,223
Telecom Italia Capital SpA		4.950%	9/30/14	3,730	3,526
Telecom Italia Capital SpA		5.250%	10/1/15	6,090	5,781

					49,553

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	$1,720	$1,805

Energy Equipment and Services	0.1%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,970	2,029
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	7,494	7,719

					9,748

Foreign Governments	1.2%
Federative Republic of Brazil		8.875%	4/15/24	950	1,223
Federative Republic of Brazil		10.125%	5/15/27	4,255	6,070
Federative Republic of Brazil		7.125%	1/20/37	4,528	5,058	B
Federative Republic of Brazil		11.000%	8/17/40	9,709	12,986
Province of British Columbia		4.300%	5/30/13	180	173	B
Republic of Colombia		7.375%	9/18/37	2,272	2,499
Republic of Panama		7.125%	1/29/26	2,566	2,771	B
Republic of Panama		9.375%	4/1/29	1,933	2,590
Republic of Panama		6.700%	1/26/36	2,860	2,939
Russian Federation		7.500%	3/31/30	65,229	73,572	E
United Mexican States		5.625%	1/15/17	374	373	B
United Mexican States		6.750%	9/27/34	56,506	61,450	B

					171,704

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	25,819	24,933	E

Industrial Conglomerates	0.7%
Tyco International Group SA		6.125%	11/1/08	1,738	1,757
Tyco International Group SA		6.125%	1/15/09	644	654
Tyco International Group SA		6.750%	2/15/11	35,798	37,735
Tyco International Group SA		6.375%	10/15/11	15,948	16,319
Tyco International Group SA		6.000%	11/15/13	4,808	4,853
Tyco International Group SA		7.000%	6/15/28	945	1,028
Tyco International Group SA		6.875%	1/15/29	31,995	32,115

					94,461

Insurance	0.3%
Foundation Re Ltd.		9.620%	11/24/08	9,400	9,143	A,E
Merna Reinsurance Ltd.		7.110%	6/30/12	26,450	26,413	A,E

					35,556

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Yankee Bonds—Continued

Media	N.M.
Rogers Cable Inc.		7.875%	5/1/12	$687		$740
Rogers Cable Inc.		6.750%	3/15/15	130		134
Shaw Communications Inc.		7.250%	4/6/11	630		646
Sun Media Corp.		7.625%	2/15/13	1,125		1,105

						2,625

Metals and Mining	0.3%
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	2,590		2,475	E
Vale Overseas Ltd.		8.250%	1/17/34	770		912
Vale Overseas Ltd.		6.875%	11/21/36	37,075		38,197

						41,584

Oil, Gas and Consumable Fuels	0.7%
Anadarko Finance Co.		7.500%	5/1/31	15,957		17,378
Conoco Funding Co.		6.350%	10/15/11	590		615
Conoco Funding Co.		7.250%	10/15/31	810		913
Gazprom		6.212%	11/22/16	29,470		29,211	E
Gazprom		6.510%	3/7/22	23,180		22,946	E
OPTI Canada Inc.		8.250%	12/15/14	2,405		2,423	E
Petrobras International Finance Co.		6.125%	10/6/16	18,870		19,015
Teekay Shipping Corp.		8.875%	7/15/11	1,729		1,815

						94,316

Semiconductors and Semiconductor Equipment	N.M.
NXP BV/NXP Funding LLC		7.875%	10/15/14	595		573
NXP BV/NXP Funding LLC		9.500%	10/15/15	2,660		2,480	B

						3,053

Thrifts and Mortgage Finance	N.M.
Willow Re Ltd.		10.483%	6/16/10	250		253	A,E

Wireless Telecommunication Services	0.1%
Rogers Wireless Inc.		6.375%	3/1/14	1,850		1,869
Vodafone Group PLC		5.000%	9/15/15	10,600		10,002

						11,871

Total Yankee Bonds (Cost—$966,191)						959,743
Foreign Government Obligations	1.3%
Canadian Government Bond		5.250%	6/1/12	45,000	CAD	47,265
Canadian Real Return Bond		4.000%	12/1/31	6,974	CAD	9,566	O

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Foreign Government Obligations—Continued
Federal Republic of Germany		3.750%	1/4/15	18,440	EUR	$25,477
Federative Republic of Brazil		10.000%	1/1/10	—	P BRL	1
Federative Republic of Brazil		10.000%	7/1/10	135	BRL	71,627
Federative Republic of Brazil		6.000%	5/15/15	19	BRL	16,283
Federative Republic of Brazil		6.000%	5/15/45	22	BRL	18,511

Total Foreign Government Obligations (Cost—$162,787)						188,730
Preferred Stocks	0.8%
AES Trust III		6.750%		71	shs	3,470	B,C
Fannie Mae		5.375%		—	P	2,836	C
Fannie Mae		7.000%		53		2,768
Ford Motor Co.		7.500%		16		302
General Motors Corp.		1.500%		399		11,287	B,C
General Motors Corp.		5.250%		207		4,408	C
General Motors Corp.		6.250%		2,701		66,142	C
General Motors Corp.		7.250%		128		2,385	B
General Motors Corp.		7.250%		56		1,029
General Motors Corp.		7.250%		45		830	B
General Motors Corp.		7.375%		328		6,114
General Motors Corp.		7.500%		260		5,025	B
Home Ownership Funding Corp.		1.000%		2		224	E
Home Ownership Funding Corp. II		1.000%		1		195	E

Total Preferred Stocks (Cost—$101,411)						107,015
Warrants	N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72				5	wts	50	Q
Bear Stearns Trust Certficates 2001-3, Strike Price $99.897				5		32	Q

Total Warrants (Cost—$18)						82

Total Long-Term Securities (Cost—$16,180,343)						16,155,181
Investment of Collateral From Securities Lending	11.1%
State Street Navigator Securities Lending Prime Portfolio				1,593,825	shs	1,593,825

Total Investment of Collateral From Securities Lending (Cost—$1,593,825)						1,593,825

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Short-Term Securities	17.1%

Corporate Bonds and Notes	0.4%
State Street Bank and Trust		5.100%	12/14/07	$52,000		$52,000

U.S. Government and Agency Obligations	2.2%
Fannie Mae		0.000%	3/31/08	15,180		14,797	I,R
Fannie Mae		0.000%	11/28/07	100,000		99,275	B,I
Fannie Mae		0.000%	3/17/08	113,400		111,082	I,R
Fannie Mae		0.000%	3/17/08	80		78	I,R
Fannie Mae		0.000%	4/7/08	1,720		1,677	I,R
Federal Home Loan Bank		0.000%	10/1/07	87,521		87,521	I

						314,430

Foreign Government Obligations	0.2%
Bank Negara Islamic Notes		0.000%	12/6/07	77,038	MYR	22,462	I
Bank Negara Islamic Notes		0.000%	12/6/07	2,785	MYR	807	I
Bank Negara Islamic Notes		0.000%	12/6/07	3,527	MYR	1,029	I
Bank Negara Islamic Notes		0.000%	12/13/07	12,139	MYR	3,514	I
Bank Negara Islamic Notes		0.000%	12/21/07	5,712	MYR	1,652	I
Bank Negara Islamic Notes		0.000%	12/27/07	8,325	MYR	2,443	I
Bank Negara Malaysia Monetary Notes		0.000%	11/1/07	6,412	MYR	1,876	I

						33,783

Options PurchasedS	0.1%
Euro Currency Futures Put, December 2007, Strike Price $1.38				28	T	11
Euro Currency Futures Put, December 2007, Strike Price $1.40				1,922	T	1,490
Eurodollar Futures Call, December 2007, Strike Price $94.00				678	T	1,958
Eurodollar Futures Put, December 2007, Strike Price $93.625				2,384	T	15
Eurodollar Futures Put, December 2007, Strike Price $93.75				9,650	T	1,025
Eurodollar Futures Put, March 2008, Strike Price $93.25				2,000	T	12
Eurodollar Futures Put, March 2008, Strike Price $93.75				886	T	6
Libor Call, December 2007, Strike Price $93.00				2,000	T	4,931
Libor Call, December 2007, Strike Price $93.50				2,000	T	2,606
Libor Put, March 2008, Strike Price $93.00				5,026	T	—	M
JP Morgan Swaption Call, January 2008, Strike Price $5.1577				57,570,000	T	1,024

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES†		VALUE

Short-Term Securities—Continued

Options Purchased—Continued
Swaption Call, November 2007, Strike Price $5.2725		137,100,000	T	$2,730
Merrill Swaption Call, September 2009, Strike Price $4.50		2,300,000	T	9
Goldman Swaption Call, September 2009, Strike Price $4.50		397,000,000	T	1,584
Greenwich U.S. Treasury Bond Futures Call, November 2007, Strike Price $113.00		708	T	509
U.S. Treasury Note Futures Put, November 2007, Strike Price $108.00		68	T	30

				17,940

Repurchase Agreements	14.2%
Goldman Sachs Group, Inc. 4.85% dated 9/28/07, to be repurchased at $869,800 on 10/1/07 (Collateral: $140,535 Freddie Mac notes, 5.25% due 7/18/11, value $145,454; $385,000 Tennessee Valley Authority bonds, 5.375% to 5.88% due 4/1/36 to 4/1/56, value $420,131; $315,000 Fannie Mae notes, 5.78% due 6/7/22, value $321,300)		$869,449		869,449
Lehman Brothers Inc. 4.75% dated 9/28/07, to be repurchased at $1,155,203 on 10/1/07 (Collateral: $500,000 Federal Home Loan Bank zero-coupon notes due 9/18/28, value $124,340; $731,860 Fannie Mae notes, 5.15% to 6.27% due 3/8/12 to 6/5/17, value $737,432; $247,900 Tennessee Valley Authority interest-only securities, 7.125% due 5/1/30, value $316,073)		1,154,746		1,154,746

				2,024,195

Total Short-Term Securities (Cost—$2,439,248)				2,442,348
Total Investments (Cost—$20,213,416)U	141.7%			20,191,354
Obligation to Return Collateral for Securities Loaned	(11.1)%			(1,593,825)
Other Assets Less Liabilities	(30.6)%			(4,352,408)

Net Assets	100.0%			$14,245,121

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedS
Australia Bond Futures	December 2007	97	$(157)
Bundesobligations Futures	December 2007	2,675	(1,055)
Canada Government Bond Futures	December 2007	461	(114)
Canadian Dollar Futures	December 2007	218	866
Eurodollar Futures	December 2007	10,697	4,268
Eurodollar Futures	March 2008	4,709	3,740
Eurodollar Futures	September 2008	20	17
LIBOR Futures	March 2008	6,935	9,515
U.S. Treasury Note Futures	December 2007	55	20
United Kingdom Treasury Bond Futures	December 2007	418	(32)

			$17,068

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenS
Australian Dollar Futures	December 2007	809	$(4,425)
British Pound Futures	December 2007	1,890	(1,805)
Euro Currency Futures	December 2007	268	(1,510)
Japanese Yen Futures	December 2007	807	(899)
Swiss Franc Futures	December 2007	50	(99)
U.S. Treasury Bond Futures	December 2007	4,907	1,023
U.S. Treasury Note Futures	December 2007	24,186	(3,043)

			$(10,758)

Options WrittenS
Eurodollar Futures Call, Strike Price $95.00	March 2008	1,926	$(2,218)
Eurodollar Futures Call, Strike Price $95.125	December 2007	2,740	(168)
Eurodollar Futures Call, Strike Price $95.25	December 2007	342	9
Eurodollar Futures Call, Strike Price $95.50	December 2007	1,972	484
Eurodollar Futures Call, Strike Price $95.50	March 2008	1,394	45
Eurodollar Futures Put, Strike Price $95.00	December 2007	5,663	513
Japanese Yen Futures Call, Strike Price $85.00	December 2007	805	(2,326)
Goldman Swaption Call, Strike Price $4.95	September 2009	511,000	1
Greenwich Swaption Call, Strike Price $4.95	September 2009	88,225,000	184
U.S. Treasury Bond Futures Call, Strike Price $112.00	October 2007	611	(175)
U.S. Treasury Bond Futures Put, Strike Price $106.00	November 2007	404	219
U.S. Treasury Bond Futures Put, Strike Price $108.00	November 2007	1,566	(111)
U.S. Treasury Bond Futures Put, Strike Price $109.00	November 2007	8,203	(1,386)
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2008	773	(68)
U.S. Treasury Bond Futures Put, Strike Price $111.00	November 2007	1,827	(694)
U.S. Treasury Note Futures Call, Strike Price $107.00	November 2007	4,118	(8,766)
U.S. Treasury Note Futures Call, Strike Price $108.00	November 2007	4,150	(5,780)
U.S. Treasury Note Futures Call, Strike Price $109.00	November 2007	204	(119)
U.S. Treasury Note Futures Call, Strike Price $110.00	October 2007	1,028	72
U.S. Treasury Note Futures Call, Strike Price $110.00	November 2007	3,938	299
U.S. Treasury Note Futures Call, Strike Price $111.00	November 2007	2,327	26
U.S. Treasury Note Futures Put, Strike Price $102.00	November 2007	871	472
U.S. Treasury Note Futures Put, Strike Price $103.00	November 2007	1,927	883
U.S. Treasury Note Futures Put, Strike Price $104.00	November 2007	1,061	352
U.S. Treasury Note Futures Put, Strike Price $105.00	November 2007	572	283
U.S. Treasury Note Futures Put, Strike Price $106.00	November 2007	371	24
U.S. Treasury Note Futures Put, Strike Price $106.00	November 2007	1,353	144
U.S. Treasury Note Futures Put, Strike Price $107.00	November 2007	1,699	173
U.S. Treasury Note Futures Put, Strike Price $107.00	November 2007	392	(42)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	1,058	121

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options Written—Continued
U.S. Treasury Note Futures Put, Strike Price $108.00	February 2008	2,147	$59
U.S. Treasury Note Futures Put, Strike Price $109.00	November 2007	5,426	570

			$(16,920)

N.M. Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

B	All or a portion of this security is on loan.
C	Convertible Security – Security may be converted into the issuer’s common stock.
D

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.12% of net assets.

F	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
H	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

K

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

L	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	Amount less than $1.
N	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
O

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

P	Amount represents less than $0.50.
Q	Non-income producing.
R	All or a portion of this security is collateral to cover futures and options contracts written.
S	Options and futures are described in more detail in the notes to financial statements.
T	Par represents actual number of contracts.
U

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$130,210
Gross unrealized depreciation	$(152,272)

Net unrealized appreciation/(depreciation)	$(22,062)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

Semi-Annual Report to Shareholders

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

MYR—Malaysian Ringgit

RUB—Russian Ruble

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Plus Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$17,774,168)		$17,749,006	A
Short-term securities at value (Cost—$2,439,248)		2,442,348
Cash		57,281
Foreign currency at value (Cost—$37,132)		38,798
Receivable for securities sold		3,505,426
Receivable for fund shares sold		66,056
Interest receivable		167,703
Unrealized appreciation of forward foreign currency contracts		12,115
Other assets		2,810

Total assets		24,041,543

Liabilities:
Obligation to return collateral for securities loaned	$1,593,825
Payable for securities purchased	8,021,309
Payable for fund shares repurchased	21,738
Accrued management fee	4,612
Accrued distribution	207
Income distribution payable	9,292
Amounts payable on swaps	42,693
Futures variation margin payable	11,143
Swap contracts at value	36,067
Options written (Proceeds—$32,569)	49,489
Accrued expenses	539
Unrealized depreciation of forward foreign currency contracts	5,508

Total liabilities		9,796,422

Net Assets		$14,245,121

Net assets consist of:
Accumulated paid-in-capital		$14,442,190
Undistributed net investment income		3,706
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(195,942)
Net unrealized depreciation on investments, options, futures, swaps and foreign currency translations		(4,833)

Net Assets		$14,245,121

Net Asset Value Per Share:
Institutional Class (1,284,129 shares outstanding)		$10.26
Financial Intermediary Class (104,097 shares outstanding)		$10.26

A	The market value of securities on loan is $1,770,577.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Core Plus Bond Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$390,405
Dividends	3,391
Income from securities lending	1,672

Total income		$395,468
Expenses:
Management fees	26,515
Distribution fee
Financial Intermediary Class	1,115
Audit and legal fees	160
Custodian fees	781
Directors’ fees and expenses	209
Registration fees	145
Reports to shareholders	284
Transfer agent and shareholder servicing expense:
Institutional Class	217
Financial Intermediary Class	18
Other expenses	83

Net expenses		29,527

Net Investment Income		365,941
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(37,584)
Options	(14,182)
Futures	(162,385)
Swaps	25,421
Foreign currency transactions	(633)

		(189,363)
Change in unrealized appreciation/depreciation of:
Investments, options, futures, swaps and foreign currency translations	(74,880)
Assets and liabilities denominated in foreign currency	(525)

		(75,405)

Net Realized and Unrealized Loss on Investments		(264,768)

Change in Net Assets Resulting From Operations		$101,173

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Plus Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$365,941	$456,733

Net realized gain/(loss)	(189,363)	130,745

Change in unrealized appreciation/depreciation	(75,405)	163,631

Change in net assets resulting from operations	101,173	751,109

Distributions to shareholders from:
Net investment income:
Institutional Class	(325,538)	(451,788)
Financial Intermediary Class	(22,543)	(28,392)

Net realized gain on investments:
Institutional Class	(92,868)	(3,625)
Financial Intermediary Class	(6,596)	(231)

Change in net assets from fund share transactions:
Institutional Class	2,004,986	4,348,340
Financial Intermediary Class	322,762	248,300

Change in net assets	1,981,376	4,863,713

Net Assets:
Beginning of period	12,263,745	7,400,032

End of period	$14,245,121	$12,263,745

Under/(over) distributions of net investment income	$3,706	$(14,154)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$10.55		$10.24		$10.52		$10.71	$10.40	$9.88

Investment operations:
Net investment income	.29	A	.51	A	.45	B	.37	.37	.51
Net realized and unrealized gain/(loss)	(.23)		.33		(.18	)B	.04	.55	.62

Total from investment operations	.06		.84		.27		.41	.92	1.13

Distributions from:
Net investment income	(.27)		(.53)		(.52)		(.35)	(.41)	(.51)
Net realized gain on investments	(.08)		—	C	(.03)		(.25)	(.20)	(.10)

Total distributions	(.35)		(.53)		(.55)		(.60)	(.61)	(.61)

Net asset value, end of period	$10.26		$10.55		$10.24		$10.52	$10.71	$10.40

Total return	.55	%D	8.48%		2.57%		4.01%	9.12%	11.78%

Ratios to Average Net Assets:E
Total expenses	.43	%F	.44%		.45%		.45%	.48%	.50%
Expenses net of waivers, if any	.43	%F	.44%		.45%		.45%	.45%	.45%
Expenses net of all reductions	.43	%F	.44%		.45%		.45%	.45%	.45%
Net investment income	5.6	%F	4.9%		4.3%		3.3%	3.6%	5.0%

Supplemental Data:
Portfolio turnover rate	240.2	%D	448.6%		549.4%		586.1%	463.8%	422.6%
Net assets, end of period (in thousands)	$13,176,623		$11,495,842		$6,896,815		$4,565,054	$3,286,650	$1,866,619

A	Computed using average daily shares outstanding.
B

The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund’s aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.

C	Amount less than $.01 per share.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

F	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$10.56		$10.24		$10.52		$10.71	$10.40	$9.87

Investment operations:
Net investment income	.27	A	.48	A	.42	B	.35	.36	.48
Net realized and unrealized gain/(loss)	(.23)		.35		(.18	)B	.04	.54	.63

Total from investment operations	.04		.83		.24		.39	.90	1.11

Distributions from:
Net investment income	(.26)		(.51)		(.49)		(.33)	(.39)	(.48)
Net realized gain on investments	(.08)		—	C	(.03)		(.25)	(.20)	(.10)

Total distributions	(.34)		(.51)		(.52)		(.58)	(.59)	(.58)

Net asset value, end of period	$10.26		$10.56		$10.24		$10.52	$10.71	$10.40

Total return	.52	%D	8.30%		2.32%		3.77%	8.82%	11.57%

Ratios to Average Net Assets:E
Total expenses	.68	%F	.69%		.70%		.70%	.73%	.75%
Expenses net of waivers, if any	.68	%F	.69%		.70%		.70%	.70%	.70%
Expenses net of all reductions	.68	%F	.69%		.70%		.70%	.70%	.70%
Net investment income	5.3	%F	4.7%		4.0%		2.9%	3.2%	4.8%

Supplemental Data:
Portfolio turnover rate	240.2	%D	448.6%		549.4%		586.1%	463.8%	422.6%
Net assets, end of period (in thousands)	$1,068,498		$767,903		$503,217		$191,085	$7,040	$369

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset High Yield Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class
Actual	$1,000.00	$996.50	$2.90
Hypothetical (5% return before expenses)	1,000.00	1,022.16	2.94

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratio of 0.58% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset High Yield Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning September 30, 2001.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.
C	Preferred and Common stocks do not have defined maturity dates.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset High Yield Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	95.3%

Corporate Bonds and Notes	82.2%

Aerospace and Defense	1.1%
Alliant Techsystems Inc.		6.750%	4/1/16	$1,815	$1,797
DRS Technologies Inc.		6.875%	11/1/13	280	280
DRS Technologies Inc.		6.625%	2/1/16	1,705	1,684
DRS Technologies Inc.		7.625%	2/1/18	1,500	1,530
L-3 Communications Corp.		7.625%	6/15/12	760	777
L-3 Communications Corp.		6.375%	10/15/15	4,455	4,377

					10,445

Airlines	1.6%
Continental Airlines Inc.		8.750%	12/1/11	2,510	2,409
Continental Airlines Inc.		7.339%	4/19/14	1,455	1,364
DAE Aviation Holdings Inc.		11.250%	8/1/15	7,150	7,472	A
United Air Lines Inc.		7.032%	10/1/10	990	995
United Air Lines Inc.		7.186%	10/1/12	2,837	2,862

					15,102

Auto Components	0.9%
Visteon Corp.		8.250%	8/1/10	10,147	8,929

Automobiles	2.2%
Ford Motor Co.		7.450%	7/16/31	4,000	3,140
Ford Motor Co.		8.900%	1/15/32	1,680	1,386
Ford Motor Co.		4.250%	12/15/36	410	479	B
General Motors Corp.		7.200%	1/15/11	1,780	1,700
General Motors Corp.		8.250%	7/15/23	3,415	2,988
General Motors Corp.		8.375%	7/15/33	12,970	11,365

					21,058

Beverages	0.1%
Constellation Brands Inc.		7.250%	9/1/16	1,100	1,100

Building Products	1.6%
Associated Materials Inc.		9.750%	4/15/12	2,400	2,436
Associated Materials Inc.		0.000%	3/1/14	9,565	6,026	C
Nortek Inc.		8.500%	9/1/14	2,170	1,882
NTK Holdings Inc.		0.000%	3/1/14	7,525	4,628	C

					14,972

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Capital Markets	0.4%
E*Trade Financial Corp.		7.375%	9/15/13	$2,080	$1,945
E*Trade Financial Corp.		7.875%	12/1/15	997	922
LaBranche and Co. Inc.		11.000%	5/15/12	1,490	1,494

					4,361

Chemicals	1.4%
ARCO Chemical Co.		9.800%	2/1/20	80	79
Equistar Chemicals LP		10.625%	5/1/11	126	132
Georgia Gulf Corp.		9.500%	10/15/14	4,930	4,511
Huntsman International LLC		7.875%	11/15/14	2,120	2,258
Lyondell Chemical Co.		10.500%	6/1/13	1,450	1,559
Lyondell Chemical Co.		8.000%	9/15/14	975	1,072
Lyondell Chemical Co.		8.250%	9/15/16	800	902
Lyondell Chemical Co.		6.875%	6/15/17	1,850	2,007
Westlake Chemical Corp.		6.625%	1/15/16	547	520

					13,040

Commercial Services and Supplies	1.9%
Allied Security Escrow Corp.		11.375%	7/15/11	6,820	6,820
Allied Waste North America Inc.		7.250%	3/15/15	150	153
Allied Waste North America Inc.		6.875%	6/1/17	1,251	1,257
Interface Inc.		10.375%	2/1/10	5,454	5,754
Interface Inc.		9.500%	2/1/14	200	209
Rental Service Corp.		9.500%	12/1/14	4,170	3,983

					18,176

Consumer Finance	3.6%
AmeriCredit Corp.		8.500%	7/1/15	4,305	3,810	A
Ford Motor Credit Co.		8.625%	11/1/10	1,310	1,299
Ford Motor Credit Co.		9.875%	8/10/11	2,875	2,912
Ford Motor Credit Co.		8.110%	1/13/12	5,835	5,514	D
Ford Motor Credit Co.		7.000%	10/1/13	3,270	2,955
Ford Motor Credit Co.		8.000%	12/15/16	1,865	1,745
GMAC LLC		6.875%	8/28/12	2,120	1,988
GMAC LLC		8.000%	11/1/31	14,795	14,515

					34,738

Containers and Packaging	2.5%
Graham Packaging Co. Inc.		8.500%	10/15/12	260	258
Graham Packaging Co. Inc.		9.875%	10/15/14	4,946	4,897
Graphic Packaging International Corp.		9.500%	8/15/13	5,685	5,841

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Containers and Packaging—Continued
Greif Inc.		6.750%	2/1/17	$3,850	$3,840
Owens-Brockway Glass Container Inc.		8.875%	2/15/09	85	86
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	1,910	1,998
Plastipak Holdings Inc.		8.500%	12/15/15	2,940	3,043	A
Smurfit-Stone Container Enterprises Inc.		8.000%	3/15/17	4,190	4,117

					24,080

Distributors	0.3%
Keystone Automotive Operations Inc.		9.750%	11/1/13	3,970	3,236

Diversified Consumer Services	1.1%
Education Management LLC		8.750%	6/1/14	5,475	5,612
Education Management LLC		10.250%	6/1/16	1,940	2,008
Service Corp. International		7.875%	2/1/13	315	325
Service Corp. International		6.750%	4/1/16	515	499
Service Corp. International		7.625%	10/1/18	575	596
Service Corp. International		7.500%	4/1/27	1,560	1,459

					10,499

Diversified Financial Services	3.2%
AAC Group Holding Corp.		0.000%	10/1/12	5,510	4,904	C
CCM Merger Inc.		8.000%	8/1/13	3,400	3,315	A
Chukchansi Economic Development Authority		8.000%	11/15/13	185	187	A
DI Finance LLC		9.500%	2/15/13	7,180	7,431
El Paso Performance-Linked		7.750%	7/15/11	155	159	A
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC		10.058%	11/15/14	1,110	1,143	D
Leucadia National Corp.		8.125%	9/15/15	3,350	3,371
Milacron Escrow Corp.		11.500%	5/15/11	3,170	2,980
The Williams Cos. Inc. Credit Linked Certificate Trust		8.606%	5/1/09	470	476	A,D
Vanguard Health Holding Co. I LLC		0.000%	10/1/15	616	460	C
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	6,749	6,547

					30,973

Diversified Telecommunication Services	4.0%
Cincinnati Bell Inc.		7.000%	2/15/15	422	407
Cincinnati Bell Inc.		6.300%	12/1/28	3,160	2,765
Citizens Communications Co.		7.875%	1/15/27	3,585	3,495
Citizens Communications Co.		7.050%	10/1/46	380	311
Hawaiian Telcom Communications Inc.		10.860%	5/1/13	1,370	1,387	D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services—Continued
Intelsat Corp.		9.000%	8/15/14	$80	$82
Intelsat Corp.		9.000%	6/15/16	725	747
Level 3 Financing Inc.		9.250%	11/1/14	3,625	3,571
Level 3 Financing Inc.		9.150%	2/15/15	3,475	3,310	D
MetroPCS Wireless Inc.		9.250%	11/1/14	120	122	A
MetroPCS Wireless Inc.		9.250%	11/1/14	1,195	1,219	A
NTL Cable PLC		8.750%	4/15/14	970	994
PAETEC Holding Corp.		9.500%	7/15/15	2,330	2,330	A
Qwest Communications International Inc.		9.058%	2/15/09	480	485	D
Qwest Communications International Inc.		7.250%	2/15/11	2,652	2,682
Qwest Communications International Inc.		7.500%	2/15/14	5,707	5,778
Qwest Corp.		7.875%	9/1/11	255	268
Qwest Corp.		7.500%	10/1/14	2,035	2,117
Qwest Corp.		6.875%	9/15/33	315	295
Windstream Corp.		8.625%	8/1/16	5,500	5,864

					38,229

Electric Utilities	1.5%
Edison Mission Energy		7.750%	6/15/16	2,190	2,267
Edison Mission Energy		7.200%	5/15/19	1,410	1,389	A
Edison Mission Energy		7.625%	5/15/27	1,515	1,462	A
Elwood Energy LLC		8.159%	7/5/26	2,611	2,641
IPALCO Enterprises Inc.		8.625%	11/14/11	240	254	E
Midwest Generation LLC		8.560%	1/2/16	2,083	2,229
Orion Power Holdings Inc.		12.000%	5/1/10	4,090	4,478

					14,720

Energy Equipment and Services	0.8%
Complete Production Services Inc.		8.000%	12/15/16	3,350	3,312
Gulfmark Offshore Inc.		7.750%	7/15/14	2,300	2,312
Pride International Inc.		7.375%	7/15/14	1,975	2,024

					7,648

Food and Staples Retailing	0.3%
Delhaize America Inc.		9.000%	4/15/31	2,588	3,083

Food Products	0.5%
Dole Food Co. Inc.		7.250%	6/15/10	4,275	4,040
Dole Food Co. Inc.		8.875%	3/15/11	165	161
Dole Food Co. Inc.		8.750%	7/15/13	290	283

					4,484

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Gas Utilities	0.9%
Southern Natural Gas Co.		8.000%	3/1/32	$2,280	$2,577
Suburban Propane Partners LP		6.875%	12/15/13	6,660	6,494

					9,071

Health Care Equipment and Supplies	0.4%
Advanced Medical Optics Inc.		7.500%	5/1/17	2,030	1,868
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	1,767	1,771
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	150	156

					3,795

Health Care Providers and Services	5.0%
Community Health Systems Inc.		8.875%	7/15/15	5,095	5,235	A
DaVita Inc.		6.625%	3/15/13	165	164
DaVita Inc.		7.250%	3/15/15	5,425	5,439
HCA Inc.		9.000%	12/15/14	56	55
HCA Inc.		6.375%	1/15/15	2,775	2,366
HCA Inc.		9.250%	11/15/16	4,230	4,494	A
HCA Inc.		9.625%	11/15/16	9,325	9,954	A,F
HCA Inc.		7.500%	12/15/23	170	139
HCA Inc.		7.690%	6/15/25	1,870	1,536
IASIS Healthcare LLC		8.750%	6/15/14	450	456
Tenet Healthcare Corp.		6.375%	12/1/11	5,355	4,686
Tenet Healthcare Corp.		7.375%	2/1/13	305	258
Tenet Healthcare Corp.		9.875%	7/1/14	5,785	5,293
Tenet Healthcare Corp.		9.250%	2/1/15	1,870	1,650
U.S. Oncology Holdings Inc.		10.194%	3/15/12	4,515	4,018	A,D,F
Universal Hospital Services Inc.		8.500%	6/1/15	1,135	1,124	A,F
Universal Hospital Services Inc.		8.759%	6/1/15	940	935	A,D

					47,802

Hotels, Restaurants and Leisure	4.7%
Boyd Gaming Corp.		7.750%	12/15/12	80	82
Boyd Gaming Corp.		6.750%	4/15/14	690	676
Buffets Inc.		12.500%	11/1/14	4,245	2,972
Caesars Entertainment Inc.		8.125%	5/15/11	165	168
Denny’s Holdings Inc.		10.000%	10/1/12	1,710	1,766
El Pollo Loco Inc.		11.750%	11/15/13	2,521	2,597
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.		10.250%	6/15/15	1,945	1,823	A
Herbst Gaming Inc.		7.000%	11/15/14	270	221

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure—Continued
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	$5,690	$6,003
Las Vegas Sands Corp.		6.375%	2/15/15	415	402
Mandalay Resort Group		9.375%	2/15/10	58	61
MGM MIRAGE		8.500%	9/15/10	85	89
MGM MIRAGE		8.375%	2/1/11	1,750	1,824
MGM MIRAGE		6.750%	9/1/12	125	123
MGM MIRAGE		7.500%	6/1/16	1,850	1,838
MGM MIRAGE		7.625%	1/15/17	3,500	3,465
OSI Restaurant Partners Inc.		10.000%	6/15/15	1,890	1,673	A
Pinnacle Entertainment Inc.		8.250%	3/15/12	2,985	3,022
Pinnacle Entertainment Inc.		8.750%	10/1/13	135	139
Quapaw Downstream Development		12.000%	10/15/15	1,490	1,453	A
River Rock Entertainment Authority		9.750%	11/1/11	4,013	4,143
Sbarro Inc.		10.375%	2/1/15	2,265	2,061
Snoqualmie Entertainment Authority		9.063%	2/1/14	3,075	2,990	A,D
Station Casinos Inc.		6.000%	4/1/12	530	504
Station Casinos Inc.		7.750%	8/15/16	2,910	2,881
Station Casinos Inc.		6.625%	3/15/18	1,155	967
The Choctaw Resort Development Enterprise		7.250%	11/15/19	342	337	A
Turning Stone Casino Resort Enterprise		9.125%	9/15/14	995	1,030	A

					45,310

Household Durables	1.7%
American Greetings Corp.		7.375%	6/1/16	260	252
Jarden Corp.		7.500%	5/1/17	3,335	3,227
K Hovnanian Enterprises Inc.		6.250%	1/15/16	2,245	1,729
K Hovnanian Enterprises Inc.		7.500%	5/15/16	1,570	1,248
K Hovnanian Enterprises Inc.		8.625%	1/15/17	505	417
KB HOME		7.750%	2/1/10	2,560	2,425
Norcraft Cos.		9.000%	11/1/11	4,780	4,804
Norcraft Holdings LP		0.000%	9/1/12	2,090	1,870	C

					15,972

Household Products	0.2%
American Achievement Corp.		8.250%	4/1/12	975	970
Visant Holding Corp.		8.750%	12/1/13	1,395	1,427

					2,397

Independent Power Producers and Energy Traders	3.8%
Dynegy Holdings Inc.		7.750%	6/1/19	9,870	9,438	A
Mirant Mid Atlantic LLC		9.125%	6/30/17	2,232	2,472

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Independent Power Producers and Energy Traders—Continued
Mirant Mid Atlantic LLC		10.060%	12/30/28	$604	$719
Mirant North America LLC		7.375%	12/31/13	3,825	3,883
NRG Energy Inc.		7.250%	2/1/14	860	862
NRG Energy Inc.		7.375%	2/1/16	8,930	8,952
NRG Energy Inc.		7.375%	1/15/17	3,045	3,045
The AES Corp.		9.375%	9/15/10	200	211
The AES Corp.		8.750%	5/15/13	1,849	1,935	A
The AES Corp.		7.750%	3/1/14	395	401
The AES Corp.		9.000%	5/15/15	3,805	3,995	A
TXU Corp.		6.500%	11/15/24	870	697

					36,610

Internet and Catalog Retail	0.1%
FTD Inc.		7.750%	2/15/14	1,180	1,121

IT Services	0.8%
SunGard Data Systems Inc.		9.125%	8/15/13	430	447
SunGard Data Systems Inc.		10.250%	8/15/15	7,155	7,477

					7,924

Machinery	0.1%
American Railcar Industries Inc.		7.500%	3/1/14	1,250	1,244

Media	8.9%
Affinion Group Inc.		10.125%	10/15/13	2,825	2,980
Affinion Group Inc.		11.500%	10/15/15	3,455	3,628
AMC Entertainment Inc.		11.000%	2/1/16	760	809
Cablevision Systems Corp.		8.000%	4/15/12	1,100	1,067
CCH I Holdings LLC		11.750%	5/15/14	8,935	8,265
CCH I Holdings LLC		12.125%	1/15/15	1,020	954
CCH I Holdings LLC		11.000%	10/1/15	7,784	7,881
CCH II Holdings LLC		10.250%	9/15/10	3,780	3,865
CCH II Holdings LLC		10.250%	10/1/13	125	130
Charter Communications Holdings LLC		11.750%	5/15/11	980	940
Charter Communications Holdings LLC		12.125%	1/15/12	1,185	1,136
Charter Communications Operating LLC		8.000%	4/30/12	700	697	A
CMP Susquehanna Corp.		9.875%	5/15/14	4,025	3,743
CSC Holdings Inc.		8.125%	7/15/09	325	331
CSC Holdings Inc.		8.125%	8/15/09	475	483

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
CSC Holdings Inc.		7.625%	4/1/11	$915	$917
CSC Holdings Inc.		6.750%	4/15/12	4,030	3,879
Dex Media Inc.		0.000%	11/15/13	275	259	C
Dex Media Inc.		0.000%	11/15/13	145	136	C
Dex Media West LLC		9.875%	8/15/13	105	112
EchoStar DBS Corp.		7.000%	10/1/13	3,440	3,518
EchoStar DBS Corp.		6.625%	10/1/14	270	271
EchoStar DBS Corp.		7.125%	2/1/16	1,700	1,747
Idearc Inc.		8.000%	11/15/16	3,080	3,072
ION Media Networks Inc.		8.610%	1/15/12	1,760	1,751	A,D
ION Media Networks Inc.		11.000%	7/31/13	1,163	989
Lamar Media Corp.		6.625%	8/15/15	1,475	1,423
PGS Solutions Inc.		9.625%	2/15/15	915	853	A
R.H. Donnelley Corp.		6.875%	1/15/13	5,305	5,013
R.H. Donnelley Corp.		6.875%	1/15/13	3,120	2,948
R.H. Donnelley Corp.		8.875%	1/15/16	650	662
R.H. Donnelley Corp.		8.875%	10/15/17	4,190	4,253	A
TL Acquisitions Inc.		10.500%	1/15/15	4,160	4,108	A
TL Acquisitions Inc.		0.000%	7/15/15	3,145	2,548	A,C
Tube City IMS Corp.		9.750%	2/1/15	4,575	4,472
Univision Communications Inc.		9.750%	3/15/15	1,075	1,048	A,F
WMG Acquisition Corp.		7.375%	4/15/14	2,410	2,097
XM Satellite Radio Inc.		9.856%	5/1/13	1,865	1,842	D
XM Satellite Radio Inc.		9.750%	5/1/14	690	692

					85,519

Metals and Mining	2.6%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	13,170	14,388
Metals USA Holdings Corp.		11.360%	7/1/12	2,615	2,445	A,D,F
Metals USA Inc.		11.125%	12/1/15	4,520	4,814
Noranda Aluminium Holding Corp.		11.146%	11/15/14	3,500	3,255	A,D,F

					24,902

Multiline Retail	1.5%
Dollar General Corp.		10.625%	7/15/15	3,065	2,881	A
Dollar General Corp.		11.875%	7/15/17	4,330	3,767	A,F
The Neiman-Marcus Group Inc.		9.000%	10/15/15	3,675	3,914	F
The Neiman-Marcus Group Inc.		10.375%	10/15/15	3,225	3,515

					14,077

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels	9.7%
ANR Pipeline Inc.		9.625%	11/1/21	$1,364	$1,817
Belden and Blake Corp.		8.750%	7/15/12	8,195	8,339
Chesapeake Energy Corp.		7.500%	6/15/14	370	379
Chesapeake Energy Corp.		6.375%	6/15/15	2,065	2,026
Chesapeake Energy Corp.		6.625%	1/15/16	250	249
Chesapeake Energy Corp.		6.500%	8/15/17	2,525	2,456
Chesapeake Energy Corp.		6.250%	1/15/18	2,515	2,427
Colorado Interstate Gas Co.		6.800%	11/15/15	1,175	1,216
El Paso Corp.		7.750%	6/15/10	1,568	1,625
El Paso Corp.		7.875%	6/15/12	350	366
El Paso Corp.		8.050%	10/15/30	4,040	4,152
El Paso Corp.		7.800%	8/1/31	4,190	4,254
El Paso Corp.		7.750%	1/15/32	205	208
El Paso Natural Gas Co.		8.375%	6/15/32	1,600	1,880
Encore Acquisition Co.		6.250%	4/15/14	310	290
Enterprise Products Operating LP		8.375%	8/1/66	3,640	3,741	C
Exco Resources Inc.		7.250%	1/15/11	5,038	5,013
International Coal Group Inc.		10.250%	7/15/14	3,120	2,995
Mariner Energy Inc.		7.500%	4/15/13	1,210	1,174
Mariner Energy Inc.		8.000%	5/15/17	1,405	1,374
Northwest Pipelines Corp.		7.000%	6/15/16	155	161
Overseas Shipholding Group		8.250%	3/15/13	2,020	2,083
Parker Drilling Co.		9.625%	10/1/13	3,673	3,930
Petrohawk Energy Corp.		9.125%	7/15/13	1,930	2,036
Pogo Producing Co.		7.875%	5/1/13	235	243
Pogo Producing Co.		6.875%	10/1/17	3,155	3,171
SemGroup LP		8.750%	11/15/15	4,020	3,930	A
SESI LLC		6.875%	6/1/14	135	131
Sonat Inc.		7.625%	7/15/11	95	98
Stone Energy Corp.		8.250%	12/15/11	9,880	9,855
Stone Energy Corp.		6.750%	12/15/14	1,635	1,512
Swift Energy Co.		7.625%	7/15/11	85	85
The Williams Cos. Inc.		7.875%	9/1/21	335	364
The Williams Cos. Inc.		7.500%	1/15/31	1,350	1,401
The Williams Cos. Inc.		8.750%	3/15/32	7,559	8,702
Transcontinental Gas Pipe Line Corp.		8.875%	7/15/12	1,060	1,179
VeraSun Energy Corp.		9.375%	6/1/17	4,205	3,616	A
W&T Offshore Inc.		8.250%	6/15/14	2,380	2,291	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
Whiting Petroleum Corp.		7.250%	5/1/12	$195	$192
Whiting Petroleum Corp.		7.000%	2/1/14	2,350	2,256

					93,217

Paper and Forest Products	1.5%
Appleton Papers Inc.		8.125%	6/15/11	650	642
Appleton Papers Inc.		9.750%	6/15/14	4,225	4,215
NewPage Corp.		11.606%	5/1/12	4,915	5,284	D
NewPage Corp.		12.000%	5/1/13	1,275	1,367
Verso Paper Holdings LLC		9.125%	8/1/14	1,575	1,622
Verso Paper Holdings LLC		11.375%	8/1/16	1,455	1,531

					14,661

Personal Products	0.1%
Playtex Products Inc.		9.375%	6/1/11	1,030	1,065

Pharmaceuticals	0.8%
Leiner Health Products Inc.		11.000%	6/1/12	9,050	7,602

Real Estate Investment Trusts	0.4%
Ventas Inc.		8.750%	5/1/09	1,616	1,668
Ventas Inc.		9.000%	5/1/12	762	829
Ventas Inc.		6.750%	4/1/17	910	908

					3,405

Real Estate Management and Development	1.2%
Ashton Woods USA LLC		9.500%	10/1/15	2,160	1,707
Forest City Enterprises Inc.		7.625%	6/1/15	465	438
Forest City Enterprises Inc.		6.500%	2/1/17	2,010	1,794
Kimball Hill Inc.		10.500%	12/15/12	960	662
Realogy Corp.		12.375%	4/15/15	9,860	7,444	A

					12,045

Road and Rail	2.1%
Hertz Corp.		8.875%	1/1/14	4,235	4,362
Hertz Corp.		10.500%	1/1/16	7,015	7,576
Kansas City Southern Railway		7.500%	6/15/09	2,675	2,705
Saint Acquisition Corp.		13.308%	5/15/15	1,705	1,159	A,D
Saint Acquisition Corp.		12.500%	5/15/17	7,010	4,697	A

					20,499

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Semiconductors and Semiconductor Equipment	0.3%
Freescale Semiconductor Inc.		8.875%	12/15/14	$3,345	$3,228

Software	0.2%
Activant Solutions Inc.		9.500%	5/1/16	2,530	2,226

Specialty Retail	0.8%
AutoNation Inc.		7.360%	4/15/13	2,010	1,920	D
Blockbuster Inc.		9.000%	9/1/12	3,405	3,064
Eye Care Centers of America Inc.		10.750%	2/15/15	560	596
Michaels Stores Inc.		10.000%	11/1/14	1,950	1,999	A

					7,579

Textiles, Apparel and Luxury Goods	0.9%
Levi Strauss and Co.		9.750%	1/15/15	3,620	3,801
Levi Strauss and Co.		8.875%	4/1/16	2,335	2,405
Oxford Industries Inc.		8.875%	6/1/11	1,644	1,660
Simmons Co.		0.000%	12/15/14	855	682	C

					8,548

Thrifts and Mortgage Finance	0.5%
Residential Capital LLC		9.190%	4/17/09	1,155	809	A,D
Residential Capital LLC		6.375%	6/30/10	1,980	1,643	G
Residential Capital LLC		7.500%	6/1/12	2,610	2,114	E

					4,566

Tobacco	0.7%
Alliance One International Inc.		8.500%	5/15/12	1,990	1,950	A
Alliance One International Inc.		11.000%	5/15/12	2,950	3,134
Reynolds American Inc.		6.500%	7/15/10	1,330	1,365

					6,449

Trading Companies and Distributors	1.6%
Ashtead Capital Inc.		9.000%	8/15/16	3,092	3,049	A
H&E Equipment Services Inc.		8.375%	7/15/16	5,940	5,792
Penhall International Corp.		12.000%	8/1/14	6,245	6,307	A

					15,148

Transportation Infrastructure	0.9%
Hawker Beechcraft Acquisition Co.		8.875%	4/1/15	5,175	5,214	A,F
Hawker Beechcraft Acquisition Co.		9.750%	4/1/17	3,355	3,430	A

					8,644

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Wireless Telecommunication Services	0.8%
Rural Cellular Corp.		9.875%	2/1/10	$1,575	$1,646
Rural Cellular Corp.		8.250%	3/15/12	2,775	2,879
Rural Cellular Corp.		8.621%	6/1/13	2,685	2,752	A,D

					7,277

Total Corporate Bonds and Notes (Cost—$808,034)					790,776
Mortgage-Backed Securities	0.1%

Fixed Rate Securities	N.M.
Ocwen Residential Mortgage Corp. 1998-R1		7.000%	10/25/40	306	18	H

Variable Rate SecuritiesG	0.1%
BlackRock Capital Finance LP 1996-R1		9.533%	9/25/26	803	498

Total Mortgage-Backed Securities (Cost—$794)					516
Yankee BondsI	11.2%

Biotechnology	N.M.
FMC Finance III SA		6.875%	7/15/17	10	10	A

Chemicals	0.7%
Methanex Corp.		8.750%	8/15/12	2,507	2,657
Montell Finance Co. BV		8.100%	3/15/27	4,995	4,346	A

					7,003

Commercial Banks	0.4%
ATF Capital BV		9.250%	2/21/14	1,105	1,126	A
TuranAlem Finance BV		8.250%	1/22/37	1,720	1,453	A
TuranAlem Finance BV		8.250%	1/22/37	1,585	1,383	A

					3,962

Containers and Packaging	0.4%
Smurfit Capital Funding PLC		7.500%	11/20/25	2,225	2,136
Smurfit Kappa Funding PLC		7.750%	4/1/15	2,070	2,018

					4,154

Diversified Financial Services	1.0%
Basell AF SCA		8.375%	8/15/15	2,595	2,368	A
JPMorgan Chase		0.000%	11/8/07	3,985	3,996	A,J
Petroplus Finance Ltd.		6.750%	5/1/14	1,110	1,065	A
Petroplus Finance Ltd.		7.000%	5/1/17	2,065	1,962	A

					9,391

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Diversified Telecommunication Services	2.7%
Intelsat Bermuda Ltd.		9.250%	6/15/16	$2,625	$2,723
Intelsat Bermuda Ltd.		11.250%	6/15/16	7,265	7,783
Nordic Telephone Co. Holdings ApS		8.875%	5/1/16	5,305	5,597	A
NTL Cable PLC		9.125%	8/15/16	6,250	6,484
Wind Acquisition Finance SA		10.750%	12/1/15	2,605	2,885	A

					25,472

Energy Equipment and Services	0.2%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,950	2,008

Foreign Governments	0.9%
Federative Republic of Brazil		8.000%	1/15/18	240	268
Federative Republic of Brazil		11.000%	8/17/40	1,527	2,042
Russian Federation		7.500%	3/31/30	5,920	6,677	A

					8,987

Independent Power Producers and Energy Traders	0.2%
AES China Generating Co. Ltd.		8.250%	6/26/10	1,705	1,675

Media	0.6%
Rogers Cable Inc.		6.750%	3/15/15	2,150	2,210
Sun Media Corp.		7.625%	2/15/13	3,880	3,812

					6,022

Metals and Mining	0.5%
Novelis Inc.		7.250%	2/15/15	5,125	4,946

Oil, Gas and Consumable Fuels	1.1%
Corral Finans AB		10.360%	4/15/10	2,674	2,540	A,D,F
OPTI Canada Inc.		7.875%	12/15/14	30	30	A
OPTI Canada Inc.		8.250%	12/15/14	2,645	2,665	A
Teekay Shipping Corp.		8.875%	7/15/11	1,362	1,430
Western Oil Sands Inc.		8.375%	5/1/12	3,285	3,626

					10,291

Paper and Forest Products	0.8%
Abitibi-Consolidated Co. of Canada		6.000%	6/20/13	2,335	1,634
Abitibi-Consolidated Co. of Canada		8.375%	4/1/15	400	291
Abitibi-Consolidated Inc.		8.550%	8/1/10	895	738
Abitibi-Consolidated Inc.		7.750%	6/15/11	340	262

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Paper and Forest Products—Continued
Abitibi-Consolidated Inc.		7.400%	4/1/18	$4,360		$2,965
Abitibi-Consolidated Inc.		8.850%	8/1/30	630		435
Ainsworth Lumber Co., Ltd.		7.250%	10/1/12	1,220		836
Ainsworth Lumber Co., Ltd.		6.750%	3/15/14	555		358

						7,519

Road and Rail	0.5%
Grupo Transportacion Ferroviaria Mexicana SA de CV		9.375%	5/1/12	2,510		2,629
Grupo Transportacion Ferroviaria Mexicana SA de CV		7.625%	12/1/13	540		529	A
Grupo Transportacion Ferroviaria Mexicana SA de CV		7.375%	6/1/14	1,380		1,349	A

						4,507

Semiconductors and Semiconductor Equipment	0.4%
NXP BV/NXP Funding LLC		7.875%	10/15/14	2,895		2,787
NXP BV/NXP Funding LLC		9.500%	10/15/15	1,330		1,240

						4,027

Wireless Telecommunication Services	0.8%
Rogers Wireless Inc.		7.250%	12/15/12	1,060		1,122
True Move Co. Ltd.		10.750%	12/16/13	5,505		5,558	A
True Move Co. Ltd.		10.750%	12/16/13	865		873

						7,553

Total Yankee Bonds (Cost—$109,926)						107,527
Common Stocks and Equity Interests	N.M.
Washington Group International Inc.				1	shs	62	K

Total Common Stocks and Equity Interests (Cost—$—)L						62
Preferred Stocks	0.1%
Chesapeake Energy Corp.		6.250%		4		1,273	B
ION Media Networks Inc.		12.000%		—	M	60

Total Preferred Stocks (Cost—$1,226)						1,333
Warrants	N.M.
Next Generation Network Inc.				3	wts	—	H,K,L

Total Warrants (Cost—$—)L						—	L
Loan Participations and AssignmentsD	1.7%

Auto Components	0.4%
Allison Transmission Inc., Term Loan, Tranche B		8.480% to 8.570%	12/10/07	$4,250		4,112

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Loan Participations and Assignments—Continued

Containers and Packaging	0.3%
Berry Plastics Holding Corp., Term Loan		12.244%	1/7/08	$3,000	$2,700

Independent Power Producers and Energy Traders	0.2%
Dynegy Holdings Inc., Term Loan		4.819%	4/2/13	2,000	1,910

					1,910

IT Services	0.8%
First Data Corp., Term Loan, Tranche B1		7.960%	12/24/07	7,500	7,192

Total Loan Participations and Assignments (Cost—$15,885)					15,914

Total Long-Term Securities (Cost—$935,865)					916,128
Short-Term Securities	4.1%

Repurchase Agreement	4.1%
Goldman Sachs & Company 4.85%, dated 9/28/07, to be repurchased at $39,715 on 10/1/07 (Collateral: $38,520 Federal Home Loan Bank notes, 5.375%, due 5/18/16, value $40,494)				39,699	39,699

Total Short-Term Securities (Cost—$39,699)					39,699
Total Investments (Cost—$975,564)N	99.4%				955,827
Other Assets Less Liabilities	0.6%				5,759

Net Assets	100.0%				$961,586

N.M.—Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 20.51% of net assets.

B	Convertible Security – Security may be converted into the issuer’s common stock.
C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of September 30, 2007.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

Semi-Annual Report to Shareholders

G	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
H	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	Non-income producing.
L	Amount less than $1.
M	Amount less than $0.05.
N

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,253
Gross unrealized depreciation	(28,980)

Net unrealized depreciation	$(19,737)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset High Yield Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$935,865)		$916,128
Short-term securities at value (Cost—$39,699)		39,699
Cash		1
Interest receivable		22,670
Receivable for securities sold		3,651
Receivable for fund shares sold		101

Total assets		982,250

Liabilities:
Payable for securities purchased	$19,680
Accrued management fee	428
Swap contracts at value	250
Payable for fund shares repurchased	234
Accrued expenses	72

Total liabilities		20,664

Net Assets		$961,586

Net assets consist of:
Accumulated paid-in-capital		$960,826
Undistributed net investment income		18,784
Accumulated net realized gain on investments and swaps		1,963
Net unrealized depreciation on investments and swaps		(19,987)

Net Assets		$961,586

Net Asset Value Per Share:
Institutional Class (93,629 shares outstanding)		$10.27

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset High Yield Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$38,286
Dividends	33

Total income		$38,319
Expenses:
Management fees	2,472
Audit and legal fees	47
Custodian fees	42
Directors’ fees and expenses	12
Registration fees	16
Reports to shareholders	2
Transfer agent and shareholder servicing expense:
Institutional Class	10
Other expenses	22

	2,623
Less: Compensating balance credits	(12)

Net expenses		2,611

Net Investment Income		35,708
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on:
Investments	2,809
Swaps	129

		2,938
Change in unrealized appreciation/depreciation of investments and swaps		(39,697)

Net Realized and Unrealized Loss on Investments		(36,759)

Change in Net Assets Resulting From Operations		$(1,051)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset High Yield Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$35,708	$53,018

Net realized gain	2,938	4,212

Change in unrealized appreciation/depreciation	(39,697)	21,006

Change in net assets resulting from operations	(1,051)	78,236

Distributions to shareholders from:
Net investment income:
Institutional Class	(33,514)	(48,140)

Net realized gain on investments:
Institutional Class	(4,804)	(131)

Change in net assets from fund share transactions:
Institutional Class	121,632	252,440

Change in net assets	82,263	282,405

Net Assets:
Beginning of period	879,323	596,918

End of period	$961,586	$879,323

Under distributions of net investment income	$18,784	$16,590

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset High Yield Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$10.75		$10.34		$10.49	$10.28	$9.56	$10.36

Investment operations:
Net investment income	.41	A	.80	A	.76	.61	.78	.96
Net realized and unrealized gain/(loss)	(.44)		.39		(.05)	.17	.89	(.82)

Total from investment operations	(.03)		1.19		.71	.78	1.67	.14

Distributions from:
Net investment income	(.39)		(.78)		(.73)	(.57)	(.95)	(.94)
Net realized gain on investments	(.06)		—	B	(.13)	—	—	—

Total distributions	(.45)		(.78)		(.86)	(.57)	(.95)	(.94)

Net asset value, end of period	$10.27		$10.75		$10.34	$10.49	$10.28	$9.56

Total return	(.35	)%C	12.14%		7.30%	7.81%	18.27%	2.22%

Ratios to Average Net Assets:D
Total expenses	.58	%E	.61%		.62%	.62%	.67%	.67%
Expenses net of waivers, if any	.58	%E	.61%		.62%	.62%	.58%	.55%
Expenses net of all reductions	.58	%E	.61%		.62%	.62%	.58%	.55%
Net investment income	7.9	%E	7.8%		7.8%	7.0%	7.9%	10.2%

Supplemental Data:
Portfolio turnover rate	26.3	%C	63.6%		147.2%	121.0%	116.0%	110.1%
Net assets, end of period (in thousands)	$961,586		$879,323		$596,918	$414,417	$189,458	$149,937

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Inflation Indexed Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007. The Financial Intermediary Class began operations on June 28, 2007, therefore an expense example is not presented.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class:
Actual	$1,000.00	$1,032.40	$1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.82	1.27

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratio of 0.25% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365 .

Semi-Annual Report to Shareholders

Performance Information

Western Asset Inflation Indexed Plus Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Financial Intermediary Class, a performance graph is not presented. The Financial Intermediary Class shares, which began operations on June 28, 2007 had a total return of 4.81% for the period from its inception to September 30, 2007.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning February 28, 2001.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt RatingsB

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

Long-Term Securities	101.6%

Corporate Bonds and Notes	1.6%

Consumer Finance	0.5%
SLM Corp.		5.375%	1/15/13	$2,775	$2,512
SLM Corp.		5.375%	5/15/14	1,580	1,379

					3,891

Diversified Financial Services	0.4%
J.P. Morgan and Co. Inc.		7.214%	2/15/12	2,690	2,777	A

Oil, Gas and Consumable Fuels	0.3%
The Williams Cos. Inc.		8.750%	3/15/32	1,900	2,187

Thrifts and Mortgage Finance	0.4%
Residential Capital LLC		7.000%	2/22/11	3,500	2,853	B

Total Corporate Bonds and Notes (Cost—$11,931)					11,708
Asset-Backed Securities	0.2%

Indexed SecuritiesA	0.2%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1		5.501%	2/25/34	181	173
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		5.871%	10/25/32	184	182
Countrywide Asset-Backed Certificates 2002-1		5.691%	8/25/32	46	45
EMC Mortgage Loan Trust 2003-B		5.681%	11/25/41	498	479	C
GSRPM Mortgage Loan Trust 2003-2		5.831%	6/25/33	350	352
Residential Asset Mortgage Products Inc. 2003-RS2		5.471%	3/25/33	52	51

Total Asset-Backed Securities (Cost—$1,312)					1,282
Mortgage-Backed Securities	0.2%

Indexed SecuritiesA	0.2%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28		5.781%	11/25/31	533	533
Crusade Global Trust 2003-2		5.836%	9/18/34	787	788	D

Total Mortgage-Backed Securities (Cost—$1,322)					1,321
U.S. Government and Agency Obligations	87.3%

Treasury Inflation-Protected SecuritiesE	87.3%
United States Treasury Inflation-Protected Security		3.875%	1/15/09	56,584	57,742	F
United States Treasury Inflation-Protected Security		4.250%	1/15/10	13,904	14,561
United States Treasury Inflation-Protected Security		0.875%	4/15/10	35,735	34,548	F,G
United States Treasury Inflation-Protected Security		3.500%	1/15/11	29,400	30,682	F

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.375%	4/15/11	$12,635	$12,717	F
United States Treasury Inflation-Protected Security		3.000%	7/15/12	26,808	27,901	F
United States Treasury Inflation-Protected Security		1.875%	7/15/13	35,759	35,189	F
United States Treasury Inflation-Protected Security		2.000%	1/15/14	31,813	31,356	F
United States Treasury Inflation-Protected Security		2.000%	7/15/14	21,969	21,672	F
United States Treasury Inflation-Protected Security		1.625%	1/15/15	26,258	25,121
United States Treasury Inflation-Protected Security		1.875%	7/15/15	34,556	33,641	F
United States Treasury Inflation-Protected Security		2.000%	1/15/16	22,543	22,036	F
United States Treasury Inflation-Protected Security		2.500%	7/15/16	25,353	25,824	F
United States Treasury Inflation-Protected Security		2.375%	1/15/17	32,062	32,292	F
United States Treasury Inflation-Protected Security		2.625%	7/15/17	5,025	5,180	F
United States Treasury Inflation-Protected Security		2.375%	1/15/25	50,297	50,741	F
United States Treasury Inflation-Protected Security		2.000%	1/15/26	39,923	38,126	F
United States Treasury Inflation-Protected Security		2.375%	1/15/27	16,248	16,446	F
United States Treasury Inflation-Protected Security		3.625%	4/15/28	38,623	47,048	F
United States Treasury Inflation-Protected Security		3.875%	4/15/29	52,204	66,291	F

Total U.S. Government and Agency Obligations (Cost—$626,264)					629,114
U.S. Government Agency Mortgage-Backed Securities	9.4%

Fixed Rate Securities	9.4%
Fannie Mae		5.000%	12/1/37	25,600	24,411	H
Fannie Mae		6.000%	12/1/37	43,100	43,121	H

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$67,481)					67,532
Yankee BondsD	1.9%

Commercial Banks	0.8%
Glitnir Banki Hf		6.693%	6/15/16	1,760	1,799	C,I
Kaupthing Bank Hf		7.125%	5/19/16	2,940	2,967	C
RSHB Capital SA		6.299%	5/15/17	1,500	1,412	C

					6,178

Foreign Governments	0.9%
Federative Republic of Brazil		8.875%	4/15/24	180	232
Federative Republic of Brazil		10.125%	5/15/27	310	442
Federative Republic of Brazil		11.000%	8/17/40	510	682
Republic of Colombia		7.375%	9/18/37	410	451

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Yankee Bonds—Continued

Foreign Governments—Continued
Republic of Panama		7.125%	1/29/26	$408		$441
Republic of Panama		6.700%	1/26/36	305		313
Russian Federation		7.500%	3/31/30	3,354		3,783	C

						6,344

Metals and Mining	0.2%
Vale Overseas Ltd.		6.875%	11/21/36	1,463		1,507

Total Yankee Bonds (Cost—$13,585)						14,029
Foreign Government Obligations	1.0%
Canadian Real Return Bond		3.000%	12/1/36	962	CAD	1,166	J
Federative Republic of Brazil		6.000%	5/15/45	4	BRL	3,048	J
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	14,480	SEK	3,219	J

Total Foreign Government Obligations (Cost—$6,264)						7,433

Total Long-Term Securities (Cost—$728,159)						732,419
Investment of Collateral From Securities Lending	17.5%
State Street Navigator Securities Lending Prime Portfolio				126,271	shs	126,271

Total Investment of Collateral From Securities Lending (Cost—$126,271)						126,271
Short-Term Securities	6.7%

Repurchase Agreement	6.7%
Goldman Sachs & Company 4.85%, dated 9/28/07, to be repurchased at $48,229 on 10/1/07 (Collateral: $46,780 Federal Home Loan Bank notes, 5.375%, due 5/18/16, value $49,177)				$ 48,210		48,210

Total Short-Term Securities (Cost—$48,210)						48,210
Total Investments (Cost—$902,640)L	125.8%					906,900
Obligation to Return Collateral For Securities Loaned	(17.5)%					(126,271)
Other Assets Less Liabilities	(8.3)%					(59,684)

Net Assets	100.0%					$720,945

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedK
Eurodollar Futures	March 2008	105	$89

Futures Contracts WrittenK
U.S. Treasury Note Futures	January 2008	107	$16

Options WrittenK
U.S. Treasury Note Futures Call, Strike Price $107.50	November 2007	184	$(38)
U.S. Treasury Note Futures Put, Strike Price $106.00	November 2007	475	67

			$29

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

B	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.45% of net assets.

D	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
E

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	All or a portion of this security is on loan.
G	All or a portion of this security is collateral to cover futures and options contracts written.
H	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

J

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

K	Options and futures are described in more detail in the notes to financial statements.
L

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,668
Gross unrealized depreciation	(4,408)

Net unrealized appreciation/(depreciation)	$4,260

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

BRL—Brazilian Real

CAD—Canadian Dollar

SEK—Swedish Krona

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Inflation Indexed Plus Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$854,430)		$858,690	A
Cash		2,073
Short-term securities at value (Cost—$48,210)		48,210
Swap contracts at value		70
Foreign currency at value (Cost—$1,495)		1,544
Receivable for securities sold		33,423
Receivable for fund shares sold		1,099
Interest receivable		5,022
Unrealized appreciation of forward foreign currency contracts		729

Total assets		950,860

Liabilities:
Obligation to return collateral for securities loaned	$126,271
Payable for securities purchased	102,284
Payable for fund shares repurchased	32
Accrued management fee	107
Income distribution payable	96
Futures variation margin payable	1
Options written (Proceeds—$183)	154
Unrealized depreciation of forward foreign currency contracts	906
Accrued expenses	64

Total liabilities		229,915

Net Assets		$720,945

Net assets consist of:
Accumulated paid-in-capital		$720,875
Undistributed net investment income		1,054
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(6,380)
Unrealized appreciation of investments, options, futures, swaps and foreign currency translations		5,396

Net Assets		$720,945

Net Asset Value Per Share:
Institutional Class (69,546 shares outstanding)		$10.37
Financial Intermediary Class (1 shares outstanding)		$10.36

A	The market value of securities on loan is $178,711.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Inflation Indexed Plus Bond Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$25,685
Income from securities lending	54

Total income		$25,739
Expenses:
Management fees	667
Audit and legal fees	32
Custodian fees	46
Directors’ fees and expenses	9
Registration fees	6
Reports to shareholders	29
Transfer agent and shareholder servicing expense:
Institutional Class	77
Other expenses	22

	888
Less: Fees waived	(53)
Compensating balance credits	(1)

Net expenses		834

Net Investment Income		24,905
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(212)
Options	3
Futures	(2,302)
Swaps	505
Foreign currency transactions	(907)

		(2,913)
Change in unrealized appreciation/depreciation of:
Investments, options, futures, swaps and foreign currency translations	231
Assets and liabilities denominated in foreign currency	9

		240

Net Realized and Unrealized Loss on Investments		(2,673)

Change in Net Assets Resulting From Operations		$22,232

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Inflation Indexed Plus Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007		FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$24,905		$22,204

Net realized loss	(2,913)		(1,654)

Change in unrealized appreciation	240		13,104

Change in net assets resulting from operations	22,232		33,654

Distributions to shareholders from:
Net investment income:
Institutional Class	(24,907)		(22,375)
Financial Intermediary Class	—	A	—

Change in net assets from fund share transactions:
Institutional Class	79,372		90,425
Financial Intermediary Class	12		—

Change in net assets	76,709		101,704

Net Assets:
Beginning of period	644,236		542,532

End of period	$720,945		$644,236

Under distributions of net investment income	$1,054		$1,056

A	Amount represents less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Inflation Indexed Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$10.43		$10.25		$10.74	$11.24	$10.96	$9.92

Investment operations:
Net investment income	.38	A	.39	A	.54	.42	.37	.51
Net realized and unrealized gain/(loss)	(.05)		.20		(.38)	(.10)	.71	1.19

Total from investment operations	.33		.59		.16	.32	1.08	1.70

Distributions from:
Net investment income	(.39)		(.41)		(.56)	(.42)	(.37)	(.51)
Net realized gain on investments	—		—		(.09)	(.40)	(.43)	(.15)

Total distributions	(.39)		(.41)		(.65)	(.82)	(.80)	(.66)

Net asset value, end of period	$10.37		$10.43		$10.25	$10.74	$11.24	$10.96

Total return	3.24	%B	5.89%		1.44%	3.27%	10.33%	17.62%

Ratios to Average Net Assets:C
Total expenses	.27	%D	.29%		.27%	.27%	.27%	.27%
Expenses net of waivers, if any	.25	%D	.25%		.25%	.25%	.25%	.25%
Expenses net of all reductions	.25	%D	.25%		.25%	.25%	.25%	.25%
Net investment income	7.5	%D	3.8%		5.0%	3.8%	3.4%	4.8%

Supplemental Data:
Portfolio turnover rate	39.7	%B	96.4%		177.1%	255.5%	281.8%	75.4%
Net assets, end of period (in thousands)	$720,933		$644,236		$542,532	$461,746	$346,379	$290,306

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Inflation Indexed Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	FOR THE PERIOD ENDED SEPTEMBER 30, 2007E
	(Unaudited)
Net asset value, beginning of period	$10.02

Investment operations:
Net investment income	.07	A
Net realized and unrealized gain	.41

Total from investment operations	.48

Distributions from:
Net investment income	(.14)

Total distributions	(.14)

Net asset value, end of period	$10.36

Total return	4.81	%B

Ratios to Average Net Assets:C
Total expenses	.52	%D
Expenses net of waivers, if any	.50	%D
Expenses net of all reductions	.50	%D
Net investment income	2.6	%D

Supplemental Data:
Portfolio turnover rate	39.7	%B
Net assets, end of period (in thousands)	$12

E	For the period June 28, 2007 (commencement of operations) to September 30, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Intermediate Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class:
Actual	$1,000.00	$1,018.10	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratio of 0.45% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Intermediate Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt RatingsA (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

A	Source: Standard & Poor’s.
B	Preferred Stocks do not have a defined maturity date.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	79.0%

Corporate Bonds and Notes	27.5%

Aerospace and Defense	0.1%
United Technologies Corp.		6.350%	3/1/11	$1,037	$1,086

Airlines	0.5%
Continental Airlines Inc.		6.545%	2/2/19	1,000	1,006
Delta Air Lines Inc.		6.619%	9/18/12	1,289	1,287
US Airways Pass-Through Trust		6.850%	1/30/18	1,426	1,405

					3,698

Automobiles	0.6%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	2,050	2,125
Ford Motor Co.		7.450%	7/16/31	1,159	910	A
General Motors Corp.		8.375%	7/15/33	1,198	1,050	A

					4,085

Capital Markets	3.7%
Goldman Sachs Capital II		5.793%	12/29/49	11,260	10,655	B
Goldman Sachs Capital III		6.350%	9/29/49	720	654	C
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	6,410	6,107	B
Lehman Brothers Holdings Capital Trust VIII		6.371%	5/29/49	670	629	C
Lehman Brothers Holdings Inc.		6.500%	7/19/17	480	486	A
Merrill Lynch and Co. Inc.		5.700%	5/2/17	2,500	2,431
Morgan Stanley		5.550%	4/27/17	2,340	2,270
The Bear Stearns Cos. Inc.		6.400%	10/2/17	3,590	3,579

					26,811

Chemicals	0.7%
The Dow Chemical Co.		6.000%	10/1/12	4,850	4,972

Commercial Banks	2.1%
Comerica Capital Trust II		6.576%	2/20/37	960	868	A,B
SunTrust Capital VIII		6.100%	12/15/36	550	499	A,B
Wachovia Capital Trust III		5.800%	3/15/42	10,868	10,795	B
Wells Fargo Capital X		5.950%	12/15/36	3,020	2,771	A

					14,933

Commercial Services and Supplies	0.4%
Waste Management Inc.		7.375%	8/1/10	3,055	3,233

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance	2.8%
American Express Co.		6.800%	9/1/66	$6,530	$6,692	A,B
Ford Motor Credit Co.		8.359%	11/2/07	251	251	A,C
Ford Motor Credit Co.		6.625%	6/16/08	9,148	9,079	A
GMAC LLC		6.360%	9/23/08	995	980	A,C
GMAC LLC		6.750%	12/1/14	1,556	1,410	A
Nelnet Inc.		7.400%	9/29/36	1,850	1,815	B

					20,227

Diversified Financial Services	2.5%
AGFC Capital Trust I		6.000%	1/15/67	10,610	9,942	B,D
Capmark Financial Group Inc.		5.875%	5/10/12	2,500	2,277	D,E
Dryden Investor Trust		7.157%	7/23/08	652	657
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	2,500	2,403	B,D
National Rural Utilities Cooperative Finance Corp.		5.750%	12/1/08	559	562
TNK-BP Finance SA		6.125%	3/20/12	210	201	D
ZFS Finance USA Trust II		6.450%	12/15/65	2,060	1,990	B,D

					18,032

Diversified Telecommunication Services	1.1%
Embarq Corp.		7.082%	6/1/16	1,880	1,949
Qwest Corp.		8.875%	3/15/12	1,510	1,648
Verizon Global Funding Corp.		7.250%	12/1/10	4,051	4,303

					7,900

Electric Utilities	0.7%
Duke Energy Corp.		6.250%	1/15/12	1,078	1,116	A
Duke Energy Corp.		5.625%	11/30/12	729	739
Exelon Corp.		6.750%	5/1/11	2,269	2,359
TXU Energy Co.		7.000%	3/15/13	430	472

					4,686

Food and Staples Retailing	0.2%
Safeway Inc.		6.500%	3/1/11	760	795
The Kroger Co.		6.200%	6/15/12	883	910

					1,705

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	1,700	1,698

Health Care Providers and Services	0.7%
HCA Inc.		8.750%	9/1/10	822	832

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Health Care Providers and Services—Continued
Quest Diagnostics Inc.		7.500%	7/12/11	$2,220	$2,374
Universal Health Services Inc.		6.750%	11/15/11	1,720	1,778

					4,984

Hotels, Restaurants and Leisure	0.1%
Caesars Entertainment Inc.		7.500%	9/1/09	802	822	A

Independent Power Producers and Energy Traders	0.4%
TXU Corp.		4.800%	11/15/09	610	615	A
TXU Corp.		5.550%	11/15/14	2,480	2,000

					2,615

IT Services	0.4%
Electronic Data Systems Corp.		7.125%	10/15/09	2,625	2,673

Media	1.8%
Clear Channel Communications Inc.		4.250%	5/15/09	3,347	3,190
Comcast Corp.		6.500%	1/15/17	3,300	3,404
Liberty Media LLC		7.875%	7/15/09	2,820	2,902
Time Warner Inc.		6.875%	5/1/12	1,288	1,352
Turner Broadcasting System Inc.		8.375%	7/1/13	1,483	1,659
Viacom Inc.		5.750%	4/30/11	410	414

					12,921

Multi-Utilities	0.5%
CenterPoint Energy Inc.		5.875%	6/1/08	1,325	1,324
Dominion Resources Inc.		5.700%	9/17/12	1,596	1,601	A
MidAmerican Energy Holdings Co.		5.875%	10/1/12	827	840

					3,765

Multiline Retail	0.4%
Federated Retail Holdings Inc.		5.350%	3/15/12	1,050	1,030
JC Penney Corp. Inc.		5.750%	2/15/18	610	585
May Department Stores Co.		5.750%	7/15/14	1,470	1,422

					3,037

Office Electronics	0.3%
Xerox Corp.		5.500%	5/15/12	2,240	2,219

Oil, Gas and Consumable Fuels	4.0%
Anadarko Petroleum Corp.		5.950%	9/15/16	3,200	3,169

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
Hess Corp.		6.650%	8/15/11	$4,528	$4,734
Kinder Morgan Energy Partners LP		6.000%	2/1/17	3,700	3,658
Occidental Petroleum Corp.		6.750%	1/15/12	1,310	1,387
Pemex Project Funding Master Trust		6.994%	6/15/10	117	119	C,D
Pemex Project Funding Master Trust		6.994%	6/15/10	4,683	4,765	C,D
Pemex Project Funding Master Trust		6.180%	12/3/12	752	751	C,D
Pemex Project Funding Master Trust		7.375%	12/15/14	178	196
Sonat Inc.		7.625%	7/15/11	3,954	4,092
The Williams Cos. Inc.		8.125%	3/15/12	1,540	1,659	A
XTO Energy Inc.		7.500%	4/15/12	859	928	A
XTO Energy Inc.		6.250%	4/15/13	1,645	1,691
XTO Energy Inc.		5.650%	4/1/16	1,612	1,576

					28,725

Paper and Forest Products	0.3%
Willamette Industries Inc.		7.125%	7/22/13	1,839	1,935

Real Estate Investment Trusts	0.2%
iStar Financial Inc.		5.950%	10/15/13	1,400	1,314

Thrifts and Mortgage Finance	1.9%
Countrywide Financial Corp.		5.800%	6/7/12	4,400	4,124	A
Residential Capital LLC		7.800%	11/21/08	5,130	4,604	C
Residential Capital LLC		7.460%	4/17/09	1,300	1,105	C
Residential Capital LLC		7.000%	2/22/11	1,286	1,048	E
Washington Mutual Inc.		4.625%	4/1/14	2,700	2,459	A

					13,340

Wireless Telecommunication Services	0.9%
New Cingular Wireless Services Inc.		8.125%	5/1/12	3,000	3,326
Sprint Capital Corp.		8.375%	3/15/12	2,669	2,939

					6,265

Total Corporate Bonds and Notes (Cost—$200,786)					197,681
Asset-Backed Securities	1.6%

Fixed Rate Securities	0.4%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	129	125	B
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	642	544
Green Tree Financial Corp. 1994-6		8.900%	1/15/20	1,019	1,020

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Mego Mortgage Home Loan Trust 1996-2		7.275%	8/25/17	$5	$5
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	963	959

					2,653

Indexed SecuritiesC	1.2%
AFC Home Equity Loan Trust 2003-3		5.481%	10/25/30	812	813	D
AMRESCO Residential Securities Mortgage Loan Trust 1998-2		5.956%	6/25/28	46	45
Countrywide Asset-Backed Certificates 2002-BC1		5.791%	4/25/32	417	403
Indymac Home Equity Loan Asset-Backed Trust 2001-A		5.391%	3/25/31	294	281
Long Beach Mortgage Loan Trust 2005-WL3 2A2A		5.271%	11/25/35	1,657	1,646
MSDWCC Heloc Trust 2003-1		5.401%	11/25/15	642	633
Washington Mutual Master Note Trust 2006-A3A A3		5.783%	9/16/13	5,180	5,102	D

					8,923

Stripped Securities	N.M.
Oakwood Mortgage Investors Inc. 2001-C		6.000%	5/15/08	2,771	98	F1

Total Asset-Backed Securities (Cost—$11,853)					11,674
Mortgage-Backed Securities	7.4%

Fixed Rate Securities	1.7%
Fannie Mae Grantor Trust 2002-T3		5.763%	12/25/11	3,103	3,159
GMAC Commercial Mortgage Securities Inc. 1998-C1 A2		6.700%	5/15/30	296	296
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	1,012	1,000	D
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	3,058	2,950
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006		6.000%	6/25/34	4,614	4,614

					12,019

Indexed SecuritiesC	3.8%
Bear Stearns Structured Products Inc. 2007-R10 A1		5.853%	9/26/37	7,120	7,086	D
Citigroup Mortgage Loan Trust Inc. 2005-11 A3		4.900%	12/25/35	2,848	2,771
Countrywide Home Loans 2003-49		3.697%	10/25/33	692	683
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1		4.735%	7/25/33	1,796	1,783
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.046%	9/19/35	1,438	1,432
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.287%	11/25/37	3,650	3,648

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
MASTR Adjustable Rate Mortgages Trust 2004-13		3.786%	11/21/34	$6,815	$6,663
Wells Fargo Mortgage-Backed Securities Trust 2004-S		3.539%	9/25/34	3,525	3,448

					27,514

Variable Rate SecuritiesG	1.9%
Banc of America Funding Corp. 2005-B		5.100%	4/20/35	1,989	1,983
Bear Stearns Alt-A Trust 2005-2		4.702%	4/25/35	1,562	1,549
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A		5.292%	10/25/35	1,748	1,745
Countrywide Home Loans 2004-20		7.465%	9/25/34	691	709
Merrill Lynch Mortgage Investors Inc. 2005-A2		4.487%	2/25/35	1,577	1,558
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.557%	2/25/34	2,707	2,674
MLCC Mortgage Investors Inc. 2005-1 2A1		4.965%	4/25/35	785	781
MLCC Mortgage Investors Inc. 2005-1 2A2		4.965%	4/25/35	2,442	2,430
WaMu Mortgage Pass-Through Certificates 2004-AR11		4.554%	10/25/34	351	346

					13,775

Total Mortgage-Backed Securities (Cost—$53,400)					53,308
U.S. Government and Agency Obligations	13.9%

Fixed Rate Securities	11.4%
Fannie Mae		7.250%	1/15/10	162	172	A
Fannie Mae		6.250%	2/1/11	5,890	6,186	A
Fannie Mae		4.625%	5/1/13	235	233
Fannie Mae		5.125%	1/2/14	1,053	1,063	A
Farmer Mac		4.250%	7/29/08	1,005	1,001
Farmer Mac		4.875%	4/4/12	2,561	2,590
Farmer Mac		4.500%	10/17/12	1,710	1,701
Farmer Mac		5.125%	4/19/17	2,800	2,789
Federal Home Loan Bank		5.800%	3/30/09	485	494
Federal Home Loan Bank		5.375%	10/30/09	2,000	2,001
Federal Home Loan Bank		5.500%	7/15/36	180	186
Freddie Mac		4.750%	1/18/11	1,769	1,785	A
Tennessee Valley Authority		5.625%	1/18/11	373	385
Tennessee Valley Authority		6.790%	5/23/12	2,747	2,984
Tennessee Valley Authority		5.980%	4/1/36	70	77

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		4.375%	1/31/08	$81	$81	A
United States Treasury Notes		3.375%	2/15/08	105	105	A
United States Treasury Notes		3.750%	5/15/08	19,642	19,591	A
United States Treasury Notes		3.875%	5/15/09	8,366	8,355	A
United States Treasury Notes		3.500%	2/15/10	5,570	5,506	A
United States Treasury Notes		3.875%	9/15/10	5,956	5,933	A
United States Treasury Notes		4.875%	5/31/11	3,790	3,890	A
United States Treasury Notes		4.500%	9/30/11	1,890	1,915	A
United States Treasury Notes		4.625%	10/31/11	4,280	4,356	A
United States Treasury Notes		4.875%	6/30/12	4,400	4,523	A
United States Treasury Notes		4.625%	7/31/12	4,200	4,273	A
United States Treasury Notes		4.250%	8/15/14	60	60
United States Treasury Notes		5.125%	5/15/16	18	19	A

					82,254

Treasury Inflation-Protected SecuritiesH	2.5%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	517	500	A
United States Treasury Inflation-Protected Security		2.375%	4/15/11	409	412	A
United States Treasury Inflation-Protected Security		1.875%	7/15/13	349	344	A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	3,172	3,127	A
United States Treasury Inflation-Protected Security		2.000%	7/15/14	161	159	A
United States Treasury Inflation-Protected Security		1.875%	7/15/15	1,320	1,285
United States Treasury Inflation-Protected Security		2.000%	1/15/16	1,476	1,442	A
United States Treasury Inflation-Protected Security		2.500%	7/15/16	1,269	1,292	A
United States Treasury Inflation-Protected Security		2.375%	1/15/17	1,632	1,644	A
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,518	1,532	A
United States Treasury Inflation-Protected Security		2.000%	1/15/26	967	923	A
United States Treasury Inflation-Protected Security		2.375%	1/15/27	5,113	5,175	A

					17,835

Total U.S. Government and Agency Obligations (Cost—$99,352)					100,089

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	18.2%

Fixed Rate Securities	15.5%
Fannie Mae		6.500%	6/1/14 to 4/1/37	$1,686	$1,717
Fannie Mae		8.000%	9/1/15	41	42
Fannie Mae		9.500%	4/15/21	34	37
Fannie Mae		5.000%	2/1/36	8,365	7,993
Fannie Mae		6.000%	10/1/36	15,124	15,149
Fannie Mae		5.000%	12/1/37	35,700	34,042	I
Fannie Mae		6.000%	12/1/37	33,100	33,128	I
Fannie Mae		6.500%	12/1/37	50	51	I
Freddie Mac		4.375%	11/16/07	4,100	4,097
Freddie Mac		4.500%	1/15/13	1,985	1,968
Freddie Mac		6.500%	6/1/13 to 11/1/15	51	52
Freddie Mac		7.500%	4/1/17	2	3
Freddie Mac		9.300%	4/15/19	53	56
Freddie Mac		5.000%	11/1/35	464	443
Freddie Mac		6.000%	9/1/37	12,036	12,051
Freddie Mac		5.000%	12/1/37	491	468	I
Government National Mortgage Association		6.000%	12/1/37	300	302	I

					111,599

Indexed SecuritiesC	2.7%
Fannie Mae		5.711%	3/1/18	22	22
Fannie Mae		4.328%	11/1/34	546	537
Fannie Mae		4.220%	12/1/34	790	776
Fannie Mae		4.856%	1/1/35	3,490	3,484
Fannie Mae		3.821%	3/1/35	898	878
Fannie Mae		4.762%	4/1/35	872	864
Fannie Mae		5.779%	9/1/37	6,036	6,090
Freddie Mac		6.090%	1/1/19	8	8
Freddie Mac		4.367%	12/1/34	288	284
Freddie Mac		4.473%	12/1/34	1,502	1,489
Freddie Mac		4.092%	1/1/35	296	291
Freddie Mac		4.132%	1/1/35	486	477
Freddie Mac		4.604%	7/1/35	3,898	3,895

					19,095

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	7	6	F2

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Stripped Securities—Continued
Freddie Mac		10.000%	3/1/21	$6	$2	F1

					8

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$130,951)					130,702
Yankee BondsJ	10.3%

Aerospace and Defense	0.2%
Systems 2001 Asset Trust		6.664%	9/15/13	1,122	1,183	D

Commercial Banks	4.3%
Glitnir Banki Hf		5.800%	1/21/11	4,310	4,208	C,D
Glitnir Banki Hf		6.190%	7/28/11	120	122	C,D
Glitnir Banki Hf		6.693%	6/15/16	810	828	B,D
HBOS Treasury Services PLC		4.000%	9/15/09	1,240	1,218	D
Kaupthing Bank Hf		5.750%	10/4/11	4,090	4,038	D
Landsbanki Islands Hf		6.100%	8/25/11	2,210	2,239	D
Resona Preferred Global Securities		7.191%	12/29/49	4,590	4,606	B,D
Royal Bank of Scotland Group PLC		9.118%	3/31/49	2,431	2,603
RSHB Capital SA		6.299%	5/15/17	270	254	D
Santander Issuances		5.805%	6/20/16	1,030	1,043	B,D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	5,325	4,938	B,D
TuranAlem Finance BV		6.735%	1/22/09	970	953	C,D
VTB Capital SA for Vneshtorgbank		5.956%	8/1/08	3,880	3,841	C,D
VTB Capital SA for Vneshtorgbank		5.956%	8/1/08	367	364	C,D

					31,255

Diversified Financial Services	1.4%
Aiful Corp.		5.000%	8/10/10	3,371	3,259	D
European Investment Bank		4.625%	3/21/12	730	727
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	3,402	3,234	B
TNK-BP Finance SA		6.875%	7/18/11	2,783	2,762	D

					9,982

Diversified Telecommunication Services	2.7%
British Telecommunications PLC		8.625%	12/15/10	3,817	4,202	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	1,800	1,779	A
France Telecom SA		7.750%	3/1/11	2,358	2,535
Koninklijke (Royal) KPN NV		8.000%	10/1/10	4,007	4,310
Telecom Italia Capital SpA		5.250%	10/1/15	1,400	1,329	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued
Diversified Telecommunication Services—Continued
Telefonica Emisiones S.A.U.		5.690%	2/4/13	$5,230		$5,133	A,C

						19,288

Foreign Government	N.M.
Russian Federation		7.500%	3/31/30	18		20	D

Health Care Equipment and Supplies	0.2%
Baxter Finco BV		4.750%	10/15/10	1,370		1,369

Industrial Conglomerates	0.3%
Tyco International Group SA		6.000%	11/15/13	2,358		2,380

Insurance	0.2%
Merna Reinsurance Ltd.		7.110%	6/30/12	1,300		1,298	C,D

Metals and Mining	0.5%
Vale Overseas Ltd.		6.250%	1/23/17	3,560		3,600

Oil, Gas and Consumable Fuels	0.5%
Gazprom		6.212%	11/22/16	1,710		1,695	D
Gazprom		6.510%	3/7/22	940		930	D
Petrozuata Finance Inc.		8.220%	4/1/17	883		881	D

						3,506

Total Yankee Bonds (Cost—$74,567)						73,881
Preferred Stocks	0.1%
Home Ownership Funding Corp.		1.000%		1	shs	90	D
Home Ownership Funding Corp. II		1.000%		2		269	D

Total Preferred Stocks (Cost—$1,942)						359

Total Long-Term Securities (Cost—$572,851)						567,694
Investment of Collateral From Securities Lending	15.0%
State Street Navigator Securities Lending Prime Portfolio				92,821		92,821

Total Investment of Collateral From Securities Lending (Cost—$92,821)						92,821

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Short-Term Securities	30.3%

U.S. Government and Agency Obligations	0.3%
Fannie Mae		0.000%	3/17/08	$2,389		$2,340	K,L

Options PurchasedM	0.1%
Deutsche Bank Swaption Call, November 2007, Strike Price $5.27				14,900,000	N	294
Greenwich Swaption Call, September 2009, Strike Price $4.50				19,700,000	N	79

						373

Repurchase Agreement	29.9%
Lehman Brothers Inc. 4.75%, dated 9/28/07, to be repurchased at $215,166 on 10/1/07 (Collateral: $667,335 Resolution Fuding Corp principal-only securities, due 1/15/30, value $219,380)				215,081		215,081

Total Short-Term Securities (Cost—$217,617)						217,794
Total Investments (Cost—$883,289)O	122.2%					878,309
Obligation to return collateral from securities lending	(12.9)%					(92,821)
Other Assets Less Liabilities	(9.3)%					(66,844)

Net Assets	100.0%					$718,644

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedM
Eurodollar Futures	December 2007	29	$14
Eurodollar Futures	June 2008	83	188
U.S. Treasury Note Futures	December 2007	116	53
U.S. Treasury Note Futures	December 2007	120	92
U.S. Treasury Note Futures	December 2007	868	624

			$971

Options WrittenM
Eurodollar Futures Call, Strike Price $95.50	March 2008	207	$13
JP Morgan Swaption Call, Strike Price $1.40	November 2007	28,730,000	30
Greenwich Swaption Call, Strike Price $4.95	September 2009	4,378,000	9

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options Written—Continued
JP Morgan Swaption Put, Strike Price $1.70	November 2007	28,730,000	$(116)
U.S. Treasury Note Futures Put, Strike Price $108.00	December 2007	268	(19)

			$(83)

N.M. Not Meaningful.

A	All or a portion of this security is on loan.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.78% of net assets.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

G	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
H

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

I	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is collateral to cover futures and options contracts written.
M	Options and futures are described in more detail in the notes to financial statements.
N	Par represents actual number of contracts.
O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,117
Gross unrealized depreciation	(8,097)

Net unrealized depreciation	$(4,980)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$665,672)		$660,515	A
Short-term securities at value (Cost—$217,617)		217,794
Cash		1,106
Receivable for securities sold		60,951
Receivable for fund shares sold		982
Interest receivable		6,238

Total assets		947,586

Liabilities:
Obligation to return collateral for securities loaned	$92,821
Swap contracts at value	862
Payable for securities purchased	133,495
Payable for fund shares repurchased	148
Accrued management fee	228
Income distribution payable	547
Futures variation margin payable	32
Options written (Proceeds—$622)	705
Accrued expenses	104

Total liabilities		228,942

Net Assets		$718,644

Net assets consist of:
Accumulated paid-in-capital		$730,894
Undistributed net investment income		405
Accumulated net realized loss on investments, options, futures and swaps		(8,138)
Net unrealized depreciation on investments, options, futures and swaps		(4,517)

Net Assets		$718,644

Net Asset Value Per Share:
Institutional Class (69,388 shares outstanding)		$10.36

A	The market value of securities on loan is $105,434.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Bond Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$18,826
Dividends	6
Income from securities lending	82

Total income		$18,914
Expenses:
Management fees	1,357
Audit and legal fees	44
Custodian fees	48
Directors’ fees and expenses	9
Registration fees	27
Reports to shareholders	8
Transfer agent and shareholder servicing expense:
Institutional Class	16
Other expenses	36

	1,545
Less: Fees waived	(17)
Compensating balance credits	(2)

Net expenses		1,526

Net Investment Income		17,388
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(2,960)
Options	246
Futures	324
Swaps	194

		(2,196)
Change in unrealized appreciation/depreciation of investments, options, futures and swaps		(4,520)

Net Realized and Unrealized Loss on Investments		(6,716)

Change in Net Assets Resulting From Operations		$10,672

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$17,388	$30,716

Net realized loss	(2,196)	(1,665)

Change in unrealized appreciation/depreciation	(4,520)	15,153

Change in net assets resulting from operations	10,672	44,204

Distributions to shareholders from:
Net investment income:
Institutional Class	(17,392)	(30,869)

Change in net assets from fund share transactions:
Institutional Class	85,629	(113,092)

Change in net assets	78,909	(99,757)

Net Assets:
Beginning of period	639,735	739,492

End of period	$718,644	$639,735

Under distributions of net investment income	$405	$409

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$10.43		$10.21		$10.51	$11.01	$10.92	$10.39

Investment operations:
Net investment income	.26	A	.49	A	.44	.38	.44	.53
Net realized and unrealized gain/(loss)	(.06)		.22		(.20)	(.22)	.36	.62

Total from investment operations	.20		.71		.24	.16	.80	1.15

Distributions from:
Net investment income	(.27)		(.49)		(.44)	(.38)	(.44)	(.53)
Net realized gain on investments	—		—		(.10)	(.28)	(.27)	(.09)

Total distributions	(.27)		(.49)		(.54)	(.66)	(.71)	(.62)

Net asset value, end of period	$10.36		$10.43		$10.21	$10.51	$11.01	$10.92

Total return	1.81	%B	7.17%		2.37%	1.66%	7.58%	11.37%

Ratios to Average Net Assets:C
Total expenses	.46	%D	.46%		.47%	.46%	.47%	.45%
Expenses net of waivers, if any	.45	%D	.45%		.45%	.45%	.45%	.45%
Expenses net of all reductions	.45	%D	.45%		.45%	.45%	.45%	.45%
Net investment income	5.1	%D	4.8%		4.3%	3.6%	4.0%	5.0%

Supplemental Data:
Portfolio turnover rate	117.6	%B	244.1%		266.1%	215.7%	255.1%	238.5%
Net assets, end of period (in thousands)	$718,644		$639,735		$739,492	$660,480	$587,229	$539,874

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Intermediate Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class:
Actual	$1,000.00	$1,016.10	$2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratio of 0.45% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Intermediate Plus Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning March 31, 2004.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor’s

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Long-Term Securities	77.9%

Corporate Bonds and Notes	29.1%

Airlines	0.2%
Delta Air Lines Inc.		7.570%	11/18/10	$200		$205

Automobiles	0.5%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	260		270
Ford Motor Co.		7.450%	7/16/31	110		86
General Motors Corp.		8.375%	7/5/33	50	EUR	62
General Motors Corp.		8.375%	7/15/33	120		105

						523

Capital Markets	3.5%
Goldman Sachs Capital II		5.793%	12/29/49	1,520		1,438	A
Goldman Sachs Capital III		6.350%	9/29/49	100		91	B
Lehman Brothers Holdings Capital Trust VII		5.857%	5/31/49	830		791	A
Lehman Brothers Holdings Capital Trust VIII		6.371%	5/29/49	70		66	B
Lehman Brothers Holdings Inc.		4.500%	7/26/10	140		136
Merrill Lynch and Co. Inc.		5.700%	5/2/17	200		194
Morgan Stanley		5.550%	4/27/17	310		301
The Bear Stearns Cos. Inc.		6.400%	10/2/17	510		508

						3,525

Chemicals	0.7%
The Dow Chemical Co.		6.000%	10/1/12	660		677

Commercial Banks	2.1%
Comerica Capital Trust II		6.576%	2/20/37	130		117	A
SunTrust Capital VIII		6.100%	12/15/36	80		73	A
Wachovia Capital Trust III		5.800%	8/29/49	1,550		1,540	A
Wells Fargo Capital X		5.950%	12/15/36	410		376

						2,106

Commercial Services and Supplies	0.5%
Waste Management Inc.		7.375%	8/1/10	460		487

Consumer Finance	4.8%
American Express Co.		6.800%	9/1/66	550		564	A
Ford Motor Credit Co.		8.110%	1/13/12	940		888	B
Ford Motor Credit Co.		9.810%	4/15/12	1,000		1,035	B
GMAC LLC		6.875%	9/15/11	700		666
GMAC LLC		6.000%	12/15/11	850		785

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance—Continued
GMAC LLC		6.750%	12/1/14	$40	$36
John Deere Capital Corp.		5.100%	1/15/13	100	98
Nelnet Inc.		7.400%	9/29/36	250	245	A
SLM Corp.		5.660%	1/27/14	700	611	B

					4,928

Diversified Financial Services	2.7%
AGFC Capital Trust I		6.000%	1/15/67	1,520	1,424	A,C
Capmark Financial Group Inc.		5.875%	5/10/12	350	319	C,D
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	340	327	A,C
The Williams Cos. Inc. Credit Linked Certificate Trust		6.750%	4/15/09	170	171	C
The Williams Cos. Inc. Credit Linked Certificate Trust		8.606%	5/1/09	255	258	B,C
ZFS Finance USA Trust II		6.450%	12/15/65	240	232	A,C

					2,731

Diversified Telecommunication Services	0.9%
Embarq Corp.		7.082%	6/1/16	250	259
Qwest Communications International Inc.		9.058%	2/15/09	133	134	B
Qwest Corp.		8.875%	3/15/12	90	98
Verizon Global Funding Corp.		7.250%	12/1/10	350	372

					863

Electric Utilities	0.7%
Duke Energy Corp.		6.250%	1/15/12	200	207
Duke Energy Corp.		5.625%	11/30/12	160	162
Exelon Corp.		6.750%	5/1/11	300	312
TXU Energy Co.		7.000%	3/15/13	50	55

					736

Food and Staples Retailing	0.1%
Safeway Inc.		6.500%	3/1/11	110	115

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	200	200

Health Care Providers and Services	1.0%
HCA Inc.		8.750%	9/1/10	50	51
HCA Inc.		6.250%	2/15/13	130	115
HCA Inc.		6.750%	7/15/13	70	63
HCA Inc.		9.125%	11/15/14	10	10	C
HCA Inc.		9.250%	11/15/16	90	96	C

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

Corporate Bonds and Notes—Continued

Health Care Providers and Services—Continued
HCA Inc.		9.625%	11/15/16	$60	$64	C,E
Quest Diagnostics Inc.		7.500%	7/12/11	320	342
Universal Health Services Inc.		6.750%	11/15/11	240	248

					989

Hotels, Restaurants and Leisure	0.1%
Caesars Entertainment Inc.		7.500%	9/1/09	90	92

Independent Power Producers and Energy Traders	0.5%
The AES Corp.		9.500%	6/1/09	150	156
TXU Corp.		5.550%	11/15/14	480	387

					543

IT Services	0.3%
Electronic Data Systems Corp.		7.125%	10/15/09	330	336

Leisure Equipment and Products	N.M.
Eastman Kodak Co.		3.625%	5/15/08	10	10

Media	1.8%
Clear Channel Communications Inc.		4.250%	5/15/09	480	457
Comcast Corp.		6.500%	1/15/17	500	516
Liberty Media LLC		7.875%	7/15/09	440	453
Time Warner Inc.		6.875%	5/1/12	200	210
Turner Broadcasting System Inc.		8.375%	7/1/13	130	145
Viacom Inc.		5.750%	4/30/11	60	61

					1,842

Metals and Mining	0.4%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	400	437

Multi-Utilities	0.4%
CenterPoint Energy Inc.		5.875%	6/1/08	120	120
Dominion Resources Inc.		5.700%	9/17/12	280	281

					401

Multiline Retail	0.4%
Federated Retail Holdings Inc.		5.350%	3/15/12	140	137
JC Penney Corp. Inc.		5.750%	2/15/18	80	77
May Department Stores Co.		5.750%	7/15/14	210	203

					417

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

Corporate Bonds and Notes—Continued

Office Electronics	0.3%
Xerox Corp.		5.500%	5/15/12	$300	$297

Oil, Gas and Consumable Fuels	4.3%
El Paso Corp.		7.000%	5/15/11	730	742
El Paso Corp.		6.875%	6/15/14	540	545
El Paso Corp.		7.000%	6/15/17	200	203
Kerr-McGee Corp.		6.875%	9/15/11	650	683
Kinder Morgan Energy Partners LP		6.000%	2/1/17	470	465
Occidental Petroleum Corp.		6.750%	1/15/12	200	212
Pemex Project Funding Master Trust		6.994%	6/15/10	24	24	B,C
Pemex Project Funding Master Trust		6.180%	12/3/12	196	196	B,C
Pemex Project Funding Master Trust		7.375%	12/15/14	230	253
The Williams Cos. Inc.		6.375%	10/1/10	60	60	C
The Williams Cos. Inc.		7.360%	10/1/10	280	282	B,C
XTO Energy Inc.		7.500%	4/15/12	100	108
XTO Energy Inc.		6.250%	4/15/13	190	195
XTO Energy Inc.		5.650%	4/1/16	460	450

					4,418

Real Estate Investment Trusts	0.2%
iStar Financial Inc.		5.950%	10/15/13	200	188

Real Estate Management and Development	0.1%
Realogy Corp.		12.375%	4/15/15	150	113	C

Thrifts and Mortgage Finance	1.6%
Countrywide Financial Corp.		5.800%	6/7/12	600	562
Residential Capital LLC		7.800%	11/21/08	80	72	B
Residential Capital LLC		7.460%	4/17/09	130	111	B
Residential Capital LLC		7.595%	5/22/09	90	77	B
Residential Capital LLC		7.375%	6/30/10	330	274	F
Residential Capital LLC		7.000%	2/22/11	300	244	D
Washington Mutual Inc.		4.625%	4/1/14	300	273

					1,613

Wireless Telecommunication Services	0.8%
New Cingular Wireless Services Inc.		8.125%	5/1/12	400	444
Sprint Capital Corp.		8.375%	3/15/12	370	407

					851

Total Corporate Bonds and Notes (Cost—$30,197)					29,643

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

Asset-Backed Securities	0.9%

Indexed SecuritiesB	0.9%
Long Beach Mortgage Loan Trust 2005-WL3 2A2A		5.271%	11/25/35	$236	$234
Washington Mutual Master Note Trust 2006-A3A A3		5.783%	9/16/13	700	690	C

Total Asset-Backed Securities (Cost—$922)					924
Mortgage-Backed Securities	4.4%

Fixed Rate Securities	N.M.
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1		7.000%	3/25/34	20	20

Indexed SecuritiesB	2.1%
Bear Stearns Structured Products Inc. 2007-R10 A1		5.853%	9/26/37	924	919	C
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.046%	9/19/35	145	144
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.867%	11/25/37	500	500
MASTR Adjustable Rate Mortgages Trust 2004-13		3.786%	11/21/34	550	538
MLCC Mortgage Investors Inc. 2004-B		6.981%	5/25/29	17	17

					2,118

Variable Rate SecuritiesF	2.3%
Banc of America Funding Corp. 2005-B		5.100%	4/20/35	162	162
Bear Stearns Alt-A Trust 2005-2		4.702%	4/25/35	118	117
Countrywide Home Loans 2004-20		7.465%	9/25/34	17	17
JP Morgan Mortgage Trust 2004-A3		4.304%	7/25/34	518	515
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.557%	2/25/34	374	370
MLCC Mortgage Investors Inc. 2005-1 2A1		4.965%	4/25/35	58	57
MLCC Mortgage Investors Inc. 2005-1 2A2		4.965%	4/25/35	188	187
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2		4.715%	6/25/34	170	168
Washington Mutual Inc. 2005-AR12		4.834%	10/25/35	439	435
Washington Mutual Inc. 2005-AR4		4.673%	4/25/35	300	294

					2,322

Total Mortgage-Backed Securities (Cost—$4,465)					4,460
U.S. Government and Agency Obligations	18.0%

Fixed Rate Securities	15.7%
Farmer Mac		4.250%	7/29/08	80	80
Farmer Mac		4.500%	10/17/12	230	229
Farmer Mac		5.125%	4/19/17	400	398
Federal Home Loan Bank		5.125%	6/13/08	140	140
Federal Home Loan Bank		5.000%	12/21/15	540	543
Federal Home Loan Bank		5.500%	7/15/36	20	21

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
Tennessee Valley Authority		5.625%	1/18/11	$10	$10
Tennessee Valley Authority		6.790%	5/23/12	210	228
Tennessee Valley Authority		5.980%	4/1/36	10	11
United States Treasury Bonds		8.875%	8/15/17	10	13
United States Treasury Notes		4.375%	1/31/08	120	120
United States Treasury Notes		3.000%	2/15/08	2,250	2,241
United States Treasury Notes		3.750%	5/15/08	3,940	3,930
United States Treasury Notes		3.625%	7/15/09	850	845
United States Treasury Notes		6.500%	2/15/10	40	42
United States Treasury Notes		3.875%	9/15/10	2,650	2,640
United States Treasury Notes		4.875%	5/31/11	400	411
United States Treasury Notes		4.500%	9/30/11	870	882
United States Treasury Notes		4.625%	10/31/11	470	478
United States Treasury Notes		4.875%	6/30/12	470	483
United States Treasury Notes		4.625%	7/31/12	890	906
United States Treasury Notes		4.250%	8/15/14	1,300	1,291
United States Treasury Notes		5.125%	5/15/16	31	32

					15,974

Treasury Inflation-Protected SecuritiesG	2.3%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	66	64
United States Treasury Inflation-Protected Security		2.375%	4/15/11	52	53
United States Treasury Inflation-Protected Security		2.000%	1/15/14	643	633
United States Treasury Inflation-Protected Security		2.000%	7/15/14	11	11
United States Treasury Inflation-Protected Security		1.875%	7/15/15	139	135
United States Treasury Inflation-Protected Security		2.000%	1/15/16	189	185
United States Treasury Inflation-Protected Security		2.500%	7/15/16	175	179
United States Treasury Inflation-Protected Security		2.375%	1/15/17	213	214
United States Treasury Inflation-Protected Security		2.375%	1/15/25	77	78
United States Treasury Inflation-Protected Security		2.000%	1/15/26	105	100
United States Treasury Inflation-Protected Security		2.375%	1/15/27	733	742

					2,394

Total U.S. Government and Agency Obligations (Cost—$18,173)					18,368
U.S. Government Agency Mortgage-Backed Securities	15.8%

Fixed Rate Securities	13.7%
Fannie Mae		5.000%	2/1/36	700	668

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Fannie Mae		5.000%	12/1/37	$5,400	$5,150	H
Fannie Mae		6.000%	12/1/37	6,400	6,406	H
Freddie Mac		6.000%	9/1/37	1,650	1,652
Freddie Mac		5.000%	12/1/37	100	95	H

					13,971

Indexed SecuritiesB	2.1%
Fannie Mae		4.276%	12/1/34	554	545
Fannie Mae		4.603%	9/1/35	311	311
Fannie Mae		5.879%	8/1/37	400	406
Freddie Mac		4.092%	1/1/35	21	21
Freddie Mac		4.132%	1/1/35	36	35
Freddie Mac		6.126%	9/1/37	800	808

					2,126

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$16,097)					16,097
Yankee BondsI	9.7%

Commercial Banks	4.1%
Banco Santiago SA		6.074%	12/9/09	200	200	B,C
Glitnir Banki Hf		5.800%	1/21/11	640	625	B,C
Kaupthing Bank Hf		5.750%	10/4/11	580	573	C
Landsbanki Islands Hf		6.100%	8/25/11	330	334	C
Resona Preferred Global Securities		7.191%	12/29/49	670	672	A,C
Royal Bank of Scotland Group PLC		9.118%	3/31/49	180	193
Santander Issuances		5.805%	6/20/16	140	142	A,C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	750	695	A,C
TuranAlem Finance BV		6.735%	1/22/09	130	128	B,C
VTB Capital SA for Vneshtorgbank		5.956%	8/1/08	578	572	B,C

					4,134

Diversified Financial Services	1.3%
Aiful Corp.		5.000%	8/10/10	390	377	C
European Investment Bank		4.625%	3/21/12	100	100
MUFG Captial Finance 1 Ltd.		6.346%	7/29/49	450	428	A
TNK-BP Finance SA		6.875%	7/18/11	380	377	C

					1,282

Diversified Telecommunication Services	2.6%
British Telecommunications PLC		8.625%	12/15/10	350	385	D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE

Yankee Bonds—Continued

Diversified Telecommunication Services—Continued
Deutsche Telekom International Finance BV		5.750%	3/23/16	$500	$494
France Telecom SA		7.750%	3/1/11	400	430
Koninklijke (Royal) KPN NV		8.000%	10/1/10	490	527
Telecom Italia Capital SpA		5.250%	10/1/15	200	190
Telefonica Emisiones S.A.U.		5.690%	2/4/13	680	668	B

					2,694

Foreign Governments	0.4%
Federative Republic of Brazil		8.875%	4/15/24	20	26
Federative Republic of Brazil		10.125%	5/15/27	22	31
Federative Republic of Brazil		11.000%	8/17/40	67	90
Republic of Colombia		7.375%	9/18/37	100	110
Republic of Panama		7.125%	1/29/26	32	34
Republic of Panama		6.700%	1/26/36	24	25
Russian Federation		7.500%	3/31/30	40	45	C
United Mexican States		6.750%	9/27/34	9	10

					371

Health Care Equipment and Supplies	0.2%
Baxter Finco BV		4.750%	10/15/10	220	220

Industrial Conglomerates	0.4%
Tyco International Group SA		6.000%	11/15/13	460	464

Metals and Mining	0.4%
Vale Overseas Ltd.		6.250%	1/23/17	460	465

Oil, Gas and Consumable Fuels	0.3%
Gazprom		6.212%	11/22/16	190	188	C
Gazprom		6.510%	3/7/22	110	109	C

					297

Total Yankee Bonds (Cost—$10,014)					9,927

Total Long-Term Securities (Cost—$79,868)					79,419
Short-Term Securities	32.9%

U.S. Government and Agency Obligations	0.6%
Fannie Mae		0.000%	3/17/08	650	637	J,K

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	PAR†		VALUE

Short-Term Securities—Continued

Options PurchasedL	0.1%
Deutsche Swaption Call, November 2007, Strike Price $5.27		1,900,000	M	$37
Greenwich Swaption Call, September 2009, Strike Price $4.50		2,700,000	M	11

				48

Repurchase Agreement	32.2%
Goldman Sachs Group Inc. 4.85% dated 9/28/07, to be repurchased at $32,845 on 10/1/07 (Collateral: 33,450 Fannie Mae note, 3.875%, due 7/15/08, value $33,492)		$32,832		32,832

Total Short-Term Securities (Cost—$33,502)				33,517
Total Investments (Cost—$113,370)O	110.8%			112,936
Other Assets Less Liabilities	(10.8)%			(11,035)

Net Assets	100.0%			$101,901

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedL
Bundesobligations Futures	December 2007	23	$(4)
Eurodollar Futures	December 2007	4	2
Eurodollar Futures	June 2008	11	25
U.S. Treasury Note Futures	December 2007	20	16
U.S. Treasury Note Futures	December 2007	115	82

			$121

Futures Contracts WrittenL
U.S. Treasury Bond Futures	December 2007	2	$(1)
U.S. Treasury Note Futures	December 2007	39	(2)

			$(3)

Options WrittenL
Eurodollar Futures Call, Strike Price $95.50	March 2008	28	$2
JP Morgan Swaption Call, Strike Price $1.40	November 2007	4,100,000	4
Greenwich Swaption Call, Strike Price $4.95	September 2009	600,000	1
JP Morgan Swaption Put, Strike Price $1.70	November 2007	4,100,000	(16)
U.S. Treasury Note Futures Put, Strike Price $108.00	December 2007	36	(3)

			$(12)

Semi-Annual Report to Shareholders

N.M. Not Meaningful.

A

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.03% of net assets.

D	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
G

Treasury Inflation-Protected Security–Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	All or a portion of this security is collateral to cover futures and options contracts written.
L	Options and futures are described in more detail in the notes to financial statements.
M	Par represents actual number of contracts.
N	Amount represents less than $1.
O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$526
Gross unrealized depreciation	(952)

Net unrealized appreciation/(depreciation)	$(426)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

EUR—Euro

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Plus Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$79,868)		$79,419
Short-term securities at value (Cost—$33,502)		33,517
Cash		125
Foreign currency at value (Cost—$21)		21
Receivable for securities sold		9,571
Interest receivable		898
Unrealized appreciation of forward foreign currency contracts		132

Total assets		123,683

Liabilities:
Payable for securities purchased	$21,306
Accrued management fee	20
Income distribution payable	32
Futures variation margin payable	43
Options written (Proceeds—$86)	98
Swap contracts at value	87
Unrealized depreciation of forward foreign currency contracts	137
Accrued expenses	59

Total liabilities		21,782

Net Assets		$101,901

Net assets consist of:
Accumulated paid-in-capital		$102,643
Overdistributed net investment income		(32)
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(334)
Net unrealized depreciation on investments, options, futures and swaps		(376)

Net Assets		$101,901

Net Asset Value Per Share:
Institutional Class (10,368 shares outstanding)		$9.83

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Plus Bond Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest			$2,524
Expenses:
Management fees	$184
Audit and legal fees	41
Custodian fees	21
Directors’ fees and expenses	2
Registration fees	4
Reports to shareholders	6
Transfer agent and shareholder servicing expense:
Institutional Class	7
Other expenses	11

	276
Less: Fees waived	(69)
Compensating balance credits	—	A

Net expenses			207

Net Investment Income			2,317
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(81)
Options	28
Futures	(88)
Swaps	(88)
Foreign currency transactions	51

			(178)
Change in unrealized appreciation/depreciation of:
Investments, options, futures and swaps	(627)
Assets and liabilities denominated in foreign currency	(1)

			(628)

Net Realized and Unrealized Loss on Investments			(806)

Change in Net Assets Resulting From Operations			$1,511

A	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Plus Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$2,317	$3,919

Net realized gain/(loss)	(178)	225

Change in unrealized appreciation/depreciation	(628)	1,511

Change in net assets resulting from operations	1,511	5,655

Distributions to shareholders from:
Net investment income:
Institutional Class	(2,317)	(3,921)
Net realized gain on investments:
Institutional Class	(161)	—

Change in net assets from fund share transactions:
Institutional Class	16,046	15,180

Change in net assets	15,079	16,914

Net Assets:
Beginning of period	86,822	69,908

End of period	$101,901	$86,822

Overdistributed net investment income	$(32)	$(32)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006	2005
	(Unaudited)
Net asset value, beginning of period	$9.95		$9.74		$9.86	$10.00

Investment operations:
Net investment income	.25	A	.45	A	.40	.32
Net realized and unrealized gain/(loss)	(.10)		.21		(.11)	(.14)

Total from investment operations	.15		.66		.29	.18

Distributions from:
Net investment income	(.25)		(.45)		(.41)	(.32)
Net realized gain on investments	(.02)		—		—	—

Total distributions	(.27)		(.45)		(.41)	(.32)

Net asset value, end of period	$9.83		$9.95		$9.74	$9.86

Total return	1.61	%B	6.98%		2.99%	1.81%

Ratios to Average Net Assets:C
Total expenses	.60	%D	.63%		.76%	1.22%
Expenses net of waivers, if any	.45	%D	.45%		.45%	.45%
Expenses net of all reductions	.45	%D	.45%		.45%	.45%
Net investment income	5.1	%D	4.6%		4.1%	3.1%

Supplemental Data:
Portfolio turnover rate	153.4	%B	312.2%		368.6%	463.5%
Net assets, end of period (in thousands)	$101,901		$86,822		$69,908	$40,637

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Limited Duration Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007 and held through September 30, 2007.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class:
Actual	$1,000.00	$1,006.70	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$2.03

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratio of 0.40% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Limited Duration Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning September 30, 2003.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	120.1%

Corporate Bonds and Notes	20.6%

Airlines	0.4%
Northwest Airlines Inc.		6.260%	5/20/14	$468	$468	A

Capital Markets	2.1%
Goldman Sachs Capital II		5.793%	12/29/49	260	246	B
Goldman Sachs Capital III		6.350%	9/29/49	340	309	A
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	480	457	B
Lehman Brothers Holdings Inc.		6.500%	7/19/17	200	203
Merrill Lynch and Co. Inc.		6.050%	8/15/12	400	410
Morgan Stanley		6.600%	4/1/12	200	208
The Bear Stearns Cos. Inc.		6.400%	10/2/17	230	229
The Goldman Sachs Group Inc.		6.600%	1/15/12	210	220

					2,282

Commercial Banks	1.5%
HSBC Bank PLC		8.190%	7/20/12	500	447	A
HSBC Bank PLC		10.749%	8/20/12	40	40	A
SunTrust Capital VIII		6.100%	12/15/36	60	55	B
Wachovia Capital Trust III		5.800%	8/29/42	980	973	B
Wells Fargo Capital X		5.950%	12/15/36	150	138	B

					1,653

Commercial Services and Supplies	0.4%
Waste Management Inc.		7.375%	8/1/10	450	476

Consumer Finance	3.1%
American Express Co.		6.800%	9/1/66	300	307	B
Ford Motor Credit Co.		6.625%	6/16/08	1,510	1,499
GMAC LLC		6.360%	9/23/08	1,340	1,320	A
Nelnet Inc.		7.400%	9/29/36	280	275	B

					3,401

Diversified Financial Services	1.5%
AGFC Capital Trust I		6.000%	1/15/67	630	590	B,C
Capmark Financial Group Inc.		5.875%	5/10/12	300	273	C,D
General Electric Capital Corp.		5.000%	12/1/10	270	271
ZFS Finance USA Trust III		6.844%	12/15/65	540	513	B,C

					1,647

Diversified Telecommunication Services	0.1%
Qwest Corp.		8.875%	3/15/12	130	142

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Electric Utilities	0.4%
Pacific Gas and Electric Co.		4.800%	3/1/14	$400	$381

Food and Staples Retailing	0.5%
Wal-Mart Stores Inc.		5.800%	2/15/18	580	584

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	200	200

Health Care Providers and Services	0.2%
Quest Diagnostics Inc.		5.125%	11/1/10	180	180

Hotels, Restaurants and Leisure	0.2%
Caesars Entertainment Inc.		7.500%	9/1/09	130	133
Harrah’s Operating Co. Inc.		5.956%	2/8/08	120	120	A,C

					253

Independent Power Producers and Energy Traders	0.7%
TXU Corp.		4.800%	11/15/09	750	757

IT Services	0.3%
Electronic Data Systems Corp.		7.125%	10/15/09	290	295

Leisure Equipment and Products	N.M.
Eastman Kodak Co.		7.250%	11/15/13	10	10

Media	1.7%
Clear Channel Communications Inc.		6.625%	6/15/08	60	60
Clear Channel Communications Inc.		4.250%	5/15/09	550	524
Comcast Cable Communications Inc.		6.875%	6/15/09	300	308
Comcast Cable Communications Inc.		6.750%	1/30/11	200	208
Liberty Media LLC		7.875%	7/15/09	300	309
Time Warner Inc.		5.500%	11/15/11	400	399

					1,808

Multi-Utilities	0.5%
CenterPoint Energy Inc.		5.875%	6/1/08	150	150
Dominion Resources Inc.		4.750%	12/15/10	400	394

					544

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	0.2%
Federated Retail Holdings Inc.		5.350%	3/15/12	$150	$147
May Department Stores Co.		5.750%	7/15/14	50	49

					196

Office Electronics	0.2%
Xerox Corp.		5.500%	5/15/12	170	168

Oil, Gas and Consumable Fuels	2.3%
Devon Financing Corp. ULC		6.875%	9/30/11	260	275
El Paso Natural Gas Co.		5.950%	4/15/17	370	361	C
Hess Corp.		6.650%	8/15/11	320	335
Kinder Morgan Energy Partners LP		6.750%	3/15/11	310	323
Pemex Project Funding Master Trust		6.125%	8/15/08	172	173
Pemex Project Funding Master Trust		6.994%	6/15/10	59	60	A,C
Pemex Project Funding Master Trust		6.994%	6/15/10	242	246	A,C
Pemex Project Funding Master Trust		6.180%	12/3/12	380	379	A,C
XTO Energy Inc.		5.650%	4/1/16	290	283

					2,435

Paper and Forest Products	N.M.
Weyerhaeuser Co.		5.950%	11/1/08	40	40

Real Estate Investment Trusts	0.7%
iStar Financial Inc.		6.034%	9/15/09	300	280	A
iStar Financial Inc.		5.650%	9/15/11	500	475

					755

Thrifts and Mortgage Finance	2.5%
Countrywide Financial Corp.		5.430%	3/24/09	570	536	A
Countrywide Financial Corp.		5.800%	6/7/12	60	56
Countrywide Home Loans Inc.		5.665%	2/27/08	10	10	A
Residential Capital LLC		7.800%	11/21/08	700	628	A
Residential Capital LLC		7.460%	4/17/09	510	433	A
Residential Capital LLC		7.000%	2/22/11	1,000	815	D
Washington Mutual Bank		5.844%	6/16/10	250	247	A

					2,725

Tobacco	0.3%
Altria Group Inc.		5.625%	11/4/08	310	311

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Wireless Telecommunication Services	0.6%
Sprint Capital Corp.		6.125%	11/15/08	$200	$201
Vodafone Group PLC		5.350%	2/27/12	400	399

					600

Total Corporate Bonds and Notes (Cost — $22,840)					22,311
Asset-Backed Securities	17.0%

Fixed Rate Securities	1.6%
Countryplace Manufactured Housing Contract Trust 2007-1 A1		5.484%	7/15/37	482	478	C
Countryplace Manufactured Housing Contract Trust 2007-1 A2		5.232%	7/15/37	500	493	C
GMAC Mortgage Corp. Loan Trust 2005-HE2 A3		4.622%	11/25/35	458	453
MBNA Practice Solutions Owner Trust 2005-2		4.100%	5/15/09	41	42	C
Prestige Auto Receivables Trust 2005-1A		4.370%	6/16/12	147	146	C
Prestige Auto Receivables Trust 2006-1A		5.120%	2/15/10	57	57	C
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	52	52

					1,721

Indexed SecuritiesA	15.4%
AESOP Funding II LLC 2004-2A		5.716%	4/20/10	500	497	C
Ameriquest Mortgage Securities Inc. 2005-R11 A2D		5.461%	1/25/36	240	228
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5 A1		5.291%	6/25/35	439	436
Bayview Financial Acquisition Trust 2004-C		5.925%	5/28/44	108	107
Bayview Financial Acquisition Trust 2006-D 2A4		5.785%	12/28/36	743	728
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		6.381%	8/25/37	490	493
Bear Stearns Asset-Backed Securities Inc. 2005-AQ2		5.401%	9/25/35	500	496
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1		5.531%	9/25/46	449	441
Bear Stearns Asset-Backed Securities Trust 2006-SD2		5.331%	6/25/36	441	435
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		5.871%	10/25/32	21	20
Citibank Credit Card Issuance Trust 2002-C3		6.834%	12/15/09	160	160
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A		5.531%	11/25/46	914	871	C
Countrywide Asset-Backed Certificates 2002-3		5.871%	5/25/32	7	7
Countrywide Asset-Backed Certificates 2007-SE1 1A1		5.681%	5/25/47	978	902	C

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Home Equity Loan Trust 2004-J		6.043%	12/15/33	$40	$40
Countrywide Home Equity Loan Trust 2004-O		6.033%	2/15/34	71	70
Countrywide Home Equity Loan Trust 2007-GW A		6.303%	8/15/37	777	762
Ellington Loan Acquisition Trust 2007-1 A2A1		6.131%	5/26/37	306	306	C
First Franklin Mortgage Loan Asset-Backed Certificates 2004-FF10		5.531%	12/25/32	22	22
FLAC Holdings LLC 2006-1 A1		5.914%	12/15/18	500	493	C
GSAA Home Equity Trust 2005-8 A2		5.725%	6/25/35	1,000	996
HSI Asset Securitization Corp. Trust 2005-I1 2A1		5.251%	11/25/35	346	345
Ixis Real Estate Capital Trust 2006-HE2 A3		5.291%	8/25/36	900	883
Long Beach Mortgage Loan Trust 2006-A A1		5.221%	5/25/36	530	437
MASTR Specialized Loan Trust 2006-3 A		5.391%	6/25/46	659	645	C
Morgan Stanley Mortgage Loan Trust 2006-12XS		5.251%	10/25/36	479	479
Origen Manufactured Housing 2006-A		5.903%	11/15/18	383	382
Ownit Mortgage Loan Asset-Backed Certificates 2005-2 A2C		5.431%	3/25/36	189	187
RAAC Series 2007-RP2 A		5.481%	2/25/46	752	724	C
RAAC Series 2007-RP2 M1		5.781%	2/25/46	600	528	C
Rental Car Finance Corp. 2004-1A		5.331%	6/25/09	750	750	C
Residential Asset Mortgage Products Inc. 2002-RS6		6.031%	11/25/32	12	12
Residential Asset Securities Corp. 2006-KS1 A4		5.431%	2/25/36	310	290
SACO I Trust 2006-3 A3		5.361%	4/25/36	927	795
Securitized Asset Backed Receivables LLC 2006-FR3 A2		5.271%	5/25/36	800	788
Superior Wholesale Inventory Financing Trust 2004-A10		5.853%	9/15/11	500	492
WaMu Asset-Backed Certificates 2007-HE1 2A3		5.281%	1/25/37	500	471

					16,718

Total Asset-Backed Securities (Cost—$19,001)					18,439
Mortgage-Backed Securities	31.1%

Fixed Rate Securities	0.8%
Countrywide Alternative Loan Trust 2004-J1		6.000%	2/25/34	48	47
Residential Asset Mortgage Products Inc. 2004-SL1		7.000%	11/25/31	232	237
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	30	31
Residential Asset Mortgage Products Inc. 2005-SL1		8.000%	5/25/32	569	602

					917

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Indexed SecuritiesA	23.2%
American Home Mortgage Investment Trust 2005-4 5A		5.350%	11/25/45	$983	$972
American Home Mortgage Investment Trust 2005-SD1		5.581%	9/25/35	494	477	C
Banc of America Mortgage Securities 2003-D		4.569%	5/25/33	162	161
Banc of America Mortgage Securities 2005-F		5.013%	7/25/35	768	764
Bayview Commercial Asset Trust 2005-2A A2		5.481%	8/25/35	435	404	C
Bear Stearns Alt-A Trust 2007-1 1A1		5.291%	1/25/47	1,104	1,093
Bear Stearns ARM Trust 2004-10		4.595%	1/25/35	456	454
Bear Stearns Second Lien Trust 2007-SV1A A1		5.351%	12/25/36	579	521	C
Bear Stearns Structured Products Inc. 2007-R10 A1		5.853%	9/26/37	1,070	1,065	C
CBA Commercial Small Balance Commercial Trust 2005-1A		5.451%	7/25/35	444	438	C
Citigroup Mortgage Loan Trust Inc. 2005-5		5.433%	7/25/35	257	260
Countrywide Alternative Loan Trust 2005-38 A3		5.481%	9/25/35	317	312
Countrywide Alternative Loan Trust 2005-51 2A1		5.796%	11/20/35	329	320
Countrywide Alternative Loan Trust 2006-0A22 A1		5.291%	2/25/47	1,088	1,063
Countrywide Alternative Loan Trust 2006-OA1 2A1		5.706%	3/20/46	511	500
Countrywide Asset-Backed Certificates 2005-IM1		5.785%	11/25/35	449	445
Countrywide Home Loans 2005-R3		5.531%	9/25/35	562	549	C
Credit Suisse/Morgan Stanley Commercial Mortgage Trust 2006-HC1A		5.943%	5/15/23	600	598	C
Crusade Global Trust 2003-2		5.836%	9/18/34	57	57	E
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2		4.602%	6/25/34	353	347
CS First Boston Mortgage Securities Corp. 2004-AR6 1A1		5.530%	10/25/34	310	312
Granite Mortgages PLC 2003-1		5.550%	1/20/20	50	49	C,E
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B		5.251%	12/25/46	440	437
GSMPS Mortgage Loan Trust 2005-RP3		5.481%	9/25/35	439	440	C
Harborview Mortgage Loan Trust 2006-13 A		5.683%	11/19/46	492	487
Harborview Mortgage Loan Trust 2006-7		5.703%	10/19/37	638	628
JPMorgan Mortgage Trust 2004-A1 1A1		4.341%	10/25/33	256	249
JPMorgan Mortgage Trust 2004-A1 1A1		4.811%	2/25/34	326	314
Luminent Mortgage Trust 2006-2		5.331%	2/25/46	561	551
Luminent Mortgage Trust 2006-7 2A2		5.351%	12/25/36	1,153	1,121
MASTR Adjustable Rate Mortgages Trust 2004-13		3.786%	11/21/34	350	342
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1		6.105%	12/25/46	589	579

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
MASTR Specialized Loan Trust 2006-2		5.391%	2/25/36	$405		$397	C
Medallion Trust 2000-2G		5.846%	12/18/31	64		63	E
Medallion Trust 2003-1G		5.428%	12/21/33	59		59	E
MLCC Mortgage Investors Inc. 2003-H		6.988%	1/25/29	24		24
Provident Funding Mortgage Loan Trust 2005-1 1A1		4.130%	5/25/35	—	F	—	G
Sequoia Mortgage Trust 2003-2 A2		5.701%	6/20/33	31		31
Structured Adjustable Rate Mortgage Loan Trust 2005-16XS		5.471%	8/25/35	187		184
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		5.431%	10/25/35	239		231
Structured Asset Mortgage Investments Inc. 2006-AR5 2A1		5.341%	5/25/36	351		347
Structured Asset Mortgage Investments Inc. 2006-AR5 4A1		5.351%	5/25/46	533		517
Structured Asset Mortgage Investments Inc. 2006-AR6		5.321%	7/25/36	634		616
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		5.341%	8/25/36	747		736
Thornburg Mortgage Securities Trust 2005-2 A4		5.381%	7/25/45	911		910
Thornburg Mortgage Securities Trust 2005-3		5.371%	10/25/35	630		628
Wachovia Mortgage Loan Trust LLC 2005-A		4.732%	8/20/35	269		268
WaMu Mortgage Pass-Through Certificates 2003-AR8 A		4.030%	8/25/33	358		354
WaMu Mortgage Pass-Through Certificates 2003-AR10		4.057%	10/25/33	600		593
WaMu Mortgage Pass-Through Certificates 2005-AR19		5.541%	12/25/45	500		482
WaMu Mortgage Pass-Through Certificates 2006-AR11		6.483%	9/25/46	589		573
WaMu Mortgage Pass-Through Certificates 2007-HY7 1A1		5.662%	7/25/37	478		478
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2		5.411%	11/25/45	503		491
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		5.953%	6/25/46	498		485
Zuni Mortgage Loan Trust 2006-OA1		5.261%	8/25/36	395		392

						25,168

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Variable Rate SecuritiesH	7.1%
Banc of America Funding Corp. 2004-B		4.183%	12/20/34	$177	$177
Banc of America Funding Corp. 2005-F 2A1		5.207%	9/20/35	1,097	1,095
Chase Mortgage Finance Corp. 2007-A1 2A3		4.139%	2/25/37	472	465
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A		5.757%	8/25/47	593	590
Countrywide Alternative Loan Trust 2004-33 1A1		4.989%	12/25/34	55	55
Countrywide Alternative Loan Trust 2004-33 2A1		4.955%	12/25/34	31	31
Countrywide Alternative Loan Trust 2005-14		3.300%	5/25/35	87	87
Countrywide Home Loans 1A1-11		4.983%	7/25/34	247	248
IndyMac INDX Mortgage Loan Trust 2004-AR15		5.035%	2/25/35	344	342
JPMorgan Mortgage Trust 2006-A2 5A1		3.756%	11/25/33	250	247
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.557%	2/25/34	410	405
Nomura Asset Acceptance Corp. 2004-AR4 1A1		4.907%	12/25/34	567	561
Prime Mortgage Trust 2005-2		7.408%	10/25/32	149	153
Residential Funding Mortgage Securities I 2005-SA3		4.905%	8/25/35	440	437
Small Business Administration Series 2004-2		8.080%	9/25/18	432	454
Structured Adjustable Rate Mortgage Loan Trust 2004-2 4A1		4.260%	3/25/34	275	271
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1		5.661%	6/25/35	387	386
Structured Asset Securities Corp. 2003-22A 3A		4.420%	6/25/33	722	718
Structured Asset Securities Corp. 2004-SC1		9.962%	12/25/29	89	93	C
WaMu Mortgage Pass-Through Certificates 2007-HY3 4A1		5.349%	3/25/37	832	826

					7,641

Total Mortgage-Backed Securities (Cost—$34,002)					33,726
U.S. Government and Agency Obligations	11.2%

Fixed Rate Securities	8.3%
Fannie Mae		5.000%	9/15/08	150	151
Federal Home Loan Bank		5.000%	2/20/09	320	322
Freddie Mac		5.000%	6/11/09	4,200	4,239
Freddie Mac		5.125%	8/23/10	260	265
United States Treasury Notes		5.000%	7/31/08	1,500	1,510
United States Treasury Notes		4.750%	12/31/08	300	303
United States Treasury Notes		4.500%	5/15/10	1,500	1,519
United States Treasury Notes		4.500%	9/30/11	550	557
United States Treasury Notes		4.625%	10/31/11	145	148

					9,014

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected SecuritiesI	2.9%
United States Treasury Inflation-Protected Security		1.875%	7/15/15	$107	$104
United States Treasury Inflation-Protected Security		2.500%	7/15/16	722	735
United States Treasury Inflation-Protected Security		2.375%	1/15/17	1,116	1,124
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,105	1,115

					3,078

Total U.S. Government and Agency Obligations (Cost—$11,918)					12,092
U.S. Government Agency Mortgage-Backed Securities	30.6%

Fixed Rate Securities	21.9%
Fannie Mae		5.000%	12/1/22 to 12/1/37	5,500	5,253	J
Fannie Mae		5.500%	12/1/22 to 12/1/37	6,550	6,423	J
Fannie Mae		6.000%	12/1/37	8,800	8,806	J
Fannie Mae		6.500%	12/1/37	1,500	1,526	J
Freddie Mac		5.000%	12/1/37	100	95	J
Government National Mortgage Association		5.000%	8/15/33	73	71
Government National Mortgage Association		6.000%	12/1/37	1,500	1,509	J

					23,683

Indexed SecuritiesA	8.7%
Fannie Mae		4.205%	12/1/34	131	129
Fannie Mae		4.246%	12/1/34	125	123
Fannie Mae		4.331%	1/1/35	145	144
Fannie Mae		4.856%	1/1/35	249	248
Fannie Mae		4.785%	2/1/35	562	562
Fannie Mae		4.536%	3/1/35	259	256
Fannie Mae		5.051%	3/1/35	436	437
Fannie Mae		4.717%	7/1/35	4,218	4,189
Freddie Mac		4.367%	12/1/34	59	58
Freddie Mac		4.092%	1/1/35	43	42
Freddie Mac		4.132%	1/1/35	71	69
Freddie Mac		4.482%	1/1/35	199	196

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed SecuritiesA—Continued
Freddie Mac		6.224%	12/1/36	$2,902	$2,953

					9,406

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$33,128)					33,089
Yankee BondsE	9.6%

Capital Markets	0.5%
Deutsche Bank AG		6.000%	9/1/17	500	507

Commercial Banks	3.6%
Glitnir Banki Hf		5.800%	1/21/11	720	703	A,C
HSBC Bank PLC		10.999%	8/20/12	40	39	D
Kaupthing Bank Hf		6.050%	4/12/11	300	298	A,C
Kaupthing Bank Hf		5.750%	10/4/11	290	286	C
Landsbanki Islands Hf		6.100%	8/25/11	410	415	C
Resona Preferred Global Securities		7.191%	12/29/49	360	361	B,C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	1,070	992	B,C
TuranAlem Finance BV		6.735%	1/22/09	130	128	A,C
VTB Capital SA for Vneshtorgbank		5.956%	8/1/08	639	633	A,C

					3,855

Diversified Financial Services	1.0%
Aiful Corp.		5.000%	8/10/10	500	484	C
MUFG Captial Finance 1 Ltd.		6.346%	7/29/49	240	228	B
TNK-BP Finance SA		6.875%	7/18/11	370	367	C

					1,079

Diversified Telecommunication Services	2.3%
British Telecommunications PLC		8.625%	12/15/10	400	440	D
Deutsche Telekom International Finance BV		8.000%	6/15/10	400	428
France Telecom SA		7.750%	3/1/11	400	430	D
Koninklijke (Royal) KPN NV		8.000%	10/1/10	400	430
Telefonica Emisiones S.A.U.		5.888%	6/19/09	410	410	A
Telefonica Emisiones S.A.U.		5.690%	2/4/13	400	393	A

					2,531

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE

Yankee Bonds—Continued

Foreign Governments	0.4%
Russian Federation		3.000%	5/14/08	$180		$177
Russian Federation		8.250%	3/31/10	27		28	C
Russian Federation		8.250%	3/31/10	247		256	C

						461

Health Care Equipment and Supplies	0.2%
Baxter Finco BV		4.750%	10/15/10	260		260

Industrial Conglomerates	0.3%
Tyco International Group SA		6.375%	10/15/11	300		307

Metals and Mining	0.6%
Vale Overseas Ltd.		6.250%	1/23/17	620		627

Oil, Gas and Consumable Fuels	0.7%
Anadarko Finance Co.		6.750%	5/1/11	700		731

Total Yankee Bonds (Cost—$10,391)						10,358

Total Long-Term Securities (Cost—$131,280)						130,015
Short-Term Securities	0.2%

U.S. Government and Agency Obligations	0.2%
Fannie Mae		0.000%	3/17/08	200		196	K,L
Fannie Mae		0.000%	3/27/08	32		31	K

						227

Options PurchasedM	N.M.
Deutsche Bank Swaption Call, November 2007, Strike Price $5.27				2,200,000	N	44

Total Short-Term Securities (Cost—$244)						271
Total Investments (Cost—$131,524)O	120.3%					130,286
Other Assets Less Liabilities	(20.3)%					(21,962)

Net Assets	100.0%					$108,324

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedM
Eurodollar Futures	December 2007	25	$17
U.S. Treasury Note Futures	December 2007	231	238

			$255

Futures Contracts WrittenM
U.S. Treasury Note Futures	December 2007	203	$(104)
U.S. Treasury Note Futures	December 2007	128	(70)

			$(174)

N.M.—Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 17.96% of net assets.

D	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Amount less than $0.05.
G	Amount less than $1.
H	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
I

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

J	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is collateral to cover futures and options contracts written.
M	Options and futures are described in more detail in the notes to financial statements.
N	Par represents actual number of contracts.
O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$464
Gross unrealized depreciation	(1,702)

Net unrealized appreciation/(depreciation)	$(1,238)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Limited Duration Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$131,280)		$130,015
Short-term securities at value (Cost—$244)		271
Cash		160
Receivable for securities sold		13,865
Receivable for fund shares sold		1,395
Interest receivable		810
Futures variation margin receivable		6
Other assets		50

Total assets		146,572

Liabilities:
Payable for securities purchased	$38,038
Payable for fund shares repurchased	1
Accrued management fee	21
Income distribution payable	1
Swap contracts at value	123
Amounts payable on swaps	26
Accrued expenses	38

Total liabilities		38,248

Net Assets		$108,324

Net assets consist of:
Accumulated paid-in-capital		$110,981
Undistributed net investment income		40
Accumulated net realized loss on investments, options, futures and swaps		(1,490)
Net unrealized depreciation on investments, futures and swaps		(1,207)

Net Assets		$108,324

Net Asset Value Per Share:
Institutional Class (11,181 shares outstanding)		$9.69

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Limited Duration Bond Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest		$2,918
Expenses:
Management fees	$181
Audit and legal fees	28
Custodian fees	20
Directors’ fees and expenses	1
Registration fees	12
Reports to shareholders	7
Transfer agent and shareholder servicing expense:
Institutional Class	7
Other expenses	13

	269
Less: Fees waived	(61)
Compensating balance credits	(1)

Net expenses		207

Net Investment Income		2,711
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	6
Options	24
Futures	(535)
Swaps	(279)

		(784)
Change in unrealized appreciation/depreciation of investments, futures and swaps		(1,288)

Net Realized and Unrealized Loss on Investments		(2,072)

Change in Net Assets Resulting From Operations		$639

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Limited Duration Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$2,711	$3,946

Net realized loss	(784)	(158)

Change in unrealized appreciation/depreciation	(1,288)	841

Change in net assets resulting from operations	639	4,629

Distributions to shareholders from:
Net investment income:
Institutional Class	(2,705)	(3,944)

Change in net assets from fund share transactions:
Institutional Class	17,990	17,572

Change in net assets	15,924	18,257

Net Assets:
Beginning of period	92,400	74,143

End of period	$108,324	$92,400

Under distributions of net investment income	$40	$34

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Limited Duration Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006	2005	2004A
	(Unaudited)
Net asset value, beginning of period	$9.88		$9.80		$9.89	$10.09	$10.00

Investment operations:
Net investment income	.26	B	.47	B	.38	.24	.08
Net realized and unrealized gain/(loss)	(.19)		.08		(.09)	(.17)	.09

Total from investment operations	.07		.55		.29	.07	.17

Distributions from:
Net investment income	(.26)		(.47)		(.38)	(.25)	(.08)
Net realized gain on investments	—		—		—	(.02)	—

Total distributions	(.26)		(.47)		(.38)	(.27)	(.08)

Net asset value, end of period	$9.69		$9.88		$9.80	$9.89	$10.09

Total return	.67	%C	5.73%		3.01%	.69%	1.69	%C

Ratios to Average Net Assets:D
Total expenses	.52	%E	.58%		.68%	.73%	.68	%E
Expenses net of waivers, if any	.40	%E	.40%		.40%	.40%	.40	%E
Expenses net of all reductions	.40	%E	.40%		.40%	.40%	.40	%E
Net investment income	5.2	%E	4.8%		3.9%	2.4%	1.6	%E

Supplemental Data:
Portfolio turnover rate	162.0	%C	270.5%		244.7%	231.5%	125.5%
Net assets, end of period (in thousands)	$108,324		$92,400		$74,143	$37,426	$26,182

A	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Non-U.S. Opportunity Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Institutional Class:
Actual	$1,000.00	$1,009.70	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.79

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During the Period” are equal to the annualized expense ratio of 0.55% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Non-U.S. Opportunity Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non U.S. investments are subject to currency fluctuations, social, economic, and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning July 31, 1998.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2007)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Long-Term Securities	90.2%

Corporate Bonds and Notes	26.7%

Capital Markets	1.0%
Lehman Brothers Holdings Inc.		4.625%	3/14/19	1,300	EUR	$1,682	A

Commercial Banks	8.5%
Alliance and Leicester PLC		5.000%	10/4/10	1,200	EUR	1,692
Banco Popolare di Verona e Novara Scrl		6.156%	6/29/49	1,000	EUR	1,353	A
Commerzbank Capital Funding Trust		5.012%	3/29/49	550	EUR	717	A
Deutsche Postbank IV		5.983%	6/29/49	1,150	EUR	1,549	A
Dexia Municipal Agency		1.550%	10/31/13	282,000	JPY	2,469
European Investment Bank		4.250%	12/7/10	2,280	GBP	4,504
Fortis Bank SA/NV		5.757%	10/4/17	706	EUR	1,013
HSH Nordbank Luxembourg		7.408%	6/29/49	1,100	EUR	1,605	A

						14,902

Diversified Financial Services	14.6%
Banca Italease SpA		4.499%	2/11/08	100	EUR	141	B
Banca Italease SpA		4.911%	5/27/08	200	EUR	283	B
Banca Italease SpA		4.904%	3/2/09	50	EUR	69	B
Banca Italease SpA		4.459%	10/15/09	50	EUR	68	B
Banca Italease SpA		4.460%	2/2/10	250	EUR	336	B
Banca Italease SpA		4.914%	11/23/10	200	EUR	264	B
Banca Italease SpA		4.609%	2/8/12	50	EUR	66	B
Banca Italease SpA		5.000%	3/14/12	50	EUR	67	B
Caisse Refinancement de l’Habitat		4.200%	4/25/11	2,000	EUR	2,833
Eksportfinans ASA		1.600%	3/20/14	365,000	JPY	3,206
Eurohypo Capital Funding Trust 1		6.445%	5/29/49	61	EUR	89	A
Irish Nationwide Building Society		5.875%	12/15/08	200	GBP	407
Japan Finance Corp. for Municipal Enterprises		1.350%	11/26/13	181,000	JPY	1,575
Kreditanstalt fuer Wiederaufbau		5.250%	1/4/10	1,800	EUR	2,617
Kreditanstalt fuer Wiederaufbau		2.050%	2/16/26	570,000	JPY	4,851
Kreditanstalt fuer Wiederaufbau		2.600%	6/20/37	106,000	JPY	944
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200	GBP	405
Network Rail MTN Finance PLC		4.875%	3/6/09	3,000	GBP	6,084
Resona Bank Ltd.		4.125%	9/29/49	200	EUR	261	A,C
SNS Reaal		6.258%	7/17/17	650	EUR	905	A

						25,471

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services	0.4%
British Telecommunications PLC		5.250%	6/23/14	274	EUR	$391
Telecom Italia SpA		5.250%	3/17/55	200	EUR	228

						619

Insurance	1.0%
AXA SA		5.777%	7/29/49	200	EUR	285	A
Mapfre SA		5.921%	7/24/37	400	EUR	570	A
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)		5.767%	6/29/49	700	EUR	980	A

						1,835

Pharmaceuticals	0.5%
AstraZeneca PLC		5.125%	1/15/15	639	EUR	917

Thrifts and Mortgage Finance	0.3%
Hypo Real Estate International Trust I		5.864%	6/14/49	350	EUR	442	A

Tobacco	0.4%
BAT International Finance PLC		5.375%	6/29/17	500	EUR	708

Total Corporate Bonds and Notes (Cost—$42,218)						46,576
U.S. Government and Agency Obligations	0.8%

Fixed Rate Securities	0.8%
Freddie Mac		5.750%	9/15/10	900	EUR	1,329

Total U.S. Government and Agency Obligations (Cost—$867)						1,329
Foreign Government Obligations	62.7%
Canadian Real Return Bond		4.500%	6/1/15	4,348	CAD	4,429	D
Canadian Real Return Bond		4.000%	12/1/31	196	CAD	269	D
Federal Republic of Germany		4.125%	7/4/08	6,720	EUR	9,586
Federal Republic of Germany		3.500%	10/10/08	2,130	EUR	3,021
Federal Republic of Germany		3.500%	4/8/11	2	EUR	3
Federal Republic of Germany		4.750%	7/4/34	2,390	EUR	3,482
France Government Bond OAT		4.000%	4/25/55	7,760	EUR	9,787
Government of Canada		4.000%	6/1/16	4,130	CAD	4,065
Government of Poland		5.000%	10/24/13	2,550	PLN	934
Government of Poland		6.250%	10/24/15	7,204	PLN	2,818
Government of Poland		5.750%	9/23/22	8,680	PLN	3,303

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Foreign Government Obligations—Continued
Japan Development Bank		2.300%	3/19/26	560,000	JPY	$4,952
Kingdom of Denmark		5.000%	11/15/13	17,460	DKK	3,457
Kingdom of Norway		6.500%	5/15/13	10,000	NOK	2,007
Kingdom of Norway		5.000%	5/15/15	29,280	NOK	5,465
Kingdom of Norway		4.250%	5/19/17	9,370	NOK	1,643
Kingdom of Spain		5.750%	7/30/32	1,970	EUR	3,245
Kingdom of the Netherlands		4.500%	7/15/17	2,500	EUR	3,588
Kingdom of the Netherlands		5.500%	1/15/28	1,270	EUR	2,014
Queensland Treasury Corp.		6.000%	6/14/11	16,640	AUD	14,413	D
Republic of France		5.000%	10/25/16	1,419	EUR	2,114	D
Republic of France		4.750%	4/25/35	2,220	EUR	3,211	D
United Kingdom of Great Britain and Northern Ireland		8.000%	6/7/21	960	GBP	2,550
United Kingdom Treasury Stock		5.000%	3/7/12	9,350	GBP	19,114

Total Foreign Government Obligations (Cost—$99,946)						109,470

Total Long-Term Securities (Cost—$143,031)						157,375
Short-Term Securities	1.7%

Options PurchasedE	0.3%
U.S. Treasury Note Futures Call, December 2007, Strike Price $107.00				714	F	547

						547

Repurchase Agreement	1.4%
Goldman Sachs & Company 4.85%, dated 9/28/07, to be repurchased at $2,459 on 10/1/07 (Collateral: $2,385 Federal Home Loan Bank notes, 5.375%, due 5/18/16, value $2,507)				$2,458		2,458

Total Short-Term Securities (Cost—$3,252)						3,005
Total Investments (Cost—$146,283)H	91.9%					160,380
Other Assets Less Liabilities	8.1%					14,113

Net Assets	100.0%					$174,493

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedE
Bundesobligations Futures	December 2007	99	$—	G
Euro Currency Futures	December 2007	1	—	G
LIBOR Futures	March 2008	109	61

			$61

Futures Contracts WrittenE
Bundesobligations Futures	December 2007	49	$42
U.S. Treasury Note Futures	December 2007	40	(8)
United Kingdom Treasury Bond Futures	December 2007	6	(1)

			$33

A

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 0.15% of net assets.

D

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

E	Options and futures are described in more detail in the notes to financial statements.
F	Par represents actual number of contracts.
G	Amount less than $1.
H

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,480
Gross unrealized depreciation	(383)

Net unrealized appreciation/(depreciation)	$14,097

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD—Australian Dollar

CAD—Canadian Dollar

DKK—Danish Krone

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

PLN—Polish Zloty

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Non-U.S. Opportunity Bond Portfolio

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost—$143,031)		$157,375
Short-term securities at value (Cost—$3,252)		3,005
Cash		1,950
Foreign currency at value (Cost—$11,861)		11,934
Receivable for securities sold		7,896
Receivable for fund shares sold		2,223
Interest receivable		2,577
Futures variation margin receivable		70

Total assets		187,030

Liabilities:
Payable for securities purchased	$7,969
Payable for fund shares repurchased	398
Accrued management fee	55
Unrealized depreciation of forward foreign currency contracts	4,063
Accrued expenses	52

Total liabilities		12,537

Net Assets		$174,493

Net assets consist of:
Accumulated paid-in-capital		$167,058
Undistributed net investment income		4,356
Accumulated net realized loss on investments, futures and foreign currency transactions		(7,368)
Unrealized appreciation of investments, futures and foreign currency translations		10,447

Net Assets		$174,493

Net Asset Value Per Share:
Institutional Class (17,735 shares outstanding)		$9.84

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Non-U.S. Opportunity Bond Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest			$3,631
Expenses:
Management fees	$384
Audit and legal fees	30
Custodian fees	43
Directors’ fees and expenses	3
Registration fees	14
Reports to shareholders	6
Transfer agent and shareholder servicing expense:
Institutional Class	10
Other expenses	22

	512
Less: Fees waived	(42)
Compensating balance credits	—	A

Net expenses			470

Net Investment Income			3,161
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(1,154)
Futures	(129)
Foreign currency transactions	(5,962)
Options	(123)

			(7,368)
Change in unrealized appreciation/depreciation of:
Investments, futures and foreign currency translations	6,161
Assets and liabilities denominated in foreign currency	(372)

			5,789

Net Realized and Unrealized Loss on Investments			(1,579)

Change in Net Assets Resulting From Operations			$1,582

A	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Non-U.S. Opportunity Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$3,161	$4,930

Net realized loss	(7,368)	(979)

Change in unrealized appreciation/depreciation	5,789	1,220

Change in net assets resulting from operations	1,582	5,171

Distributions to shareholders from:
Net investment income:
Institutional Class	—	(2,138)

Net realized gain on investments:
Institutional Class	(73)	—

Change in net assets from fund share transactions:
Institutional Class	(4,324)	83,854

Change in net assets	(2,815)	86,887

Net Assets:
Beginning of period	177,308	90,421

End of period	$174,493	$177,308

Under distributions of net investment income	$4,356	$1,195

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Non-U.S. Opportunity Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$9.75		$9.59		$10.98	$10.52	$10.91	$9.25

Investment operations:
Net investment income	.18	A	.36	A	.64	.19	.97	.25
Net realized and unrealized gain/(loss)	(.09)		—	B	(.07)	.57	(.01)	1.52

Total from investment operations	.09		.36		.57	.76	.96	1.77

Distributions from:
Net investment income	—		(.20)		(1.16)	(.29)	(1.01)	(.11)
Net realized gain on investments	—		—		(.80)	(.01)	(.34)	—

Total distributions	—		(.20)		(1.96)	(.30)	(1.35)	(.11)

Net asset value, end of period	$9.84		$9.75		$9.59	$10.98	$10.52	$10.91

Total return	.97	%C	3.89%		5.33%	7.60%	9.06%	19.26%

Ratios to Average Net Assets:D
Total expenses	.60	%E	.64%		.74%	.68%	.80%	.82%
Expenses net of waivers, if any	.55	%E	.55%		.55%	.55%	.55%	.55%
Expenses net of all reductions	.55	%E	.55%		.55%	.55%	.55%	.55%
Net investment income	3.7	%E	3.7%		3.3%	3.2%	4.0%	4.4%

Supplemental Data:
Portfolio turnover rate	40.4	%C	117.9%		140.1%	40.8%	42.8%	187.5%
Net assets, end of period (in thousands)	$174,493		$177,308		$90,421	$89,170	$97,027	$59,026

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class shares of Limited Duration, Intermediate, Intermediate Plus, High Yield, and Non-U.S. have not commenced operations. The income and expenses of each of the Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Absolute Return, Core Plus, High Yield, Inflation Indexed, Intermediate Plus and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2007, security transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Absolute Return	$881,825	$117,956	$728,372	$18,493
Core	20,107,817	1,047,994	19,099,050	360,269
Core Plus	34,759,663	2,679,843	32,295,654	1,253,592
High Yield	8,428	339,643	8,433	218,598
Inflation Indexed	333,449	16,230	262,692	2,297
Intermediate	560,496	177,261	538,388	101,214
Intermediate Plus	100,839	16,482	101,619	16,977
Limited Duration	182,888	31,799	170,585	15,265
Non-U.S.	—	70,790	—	61,077

Semi-Annual Report to Shareholders

Forward Commitments

The Funds may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage backed securities transactions. Depending on market conditions, a Fund’s forward commitment purchases could cause its net asset value to be more volatile.

A Fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Each Fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. Each Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Investment income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in May. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Funds’ policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal-year end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of its investment programs, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Semi-Annual Report to Shareholders

At September 30, 2007, open forward currency exchange contracts (expressed in the contractual currency) were:

Absolute Return

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Citibank NA	11/7/07	EUR	23	USD	32	1
Credit Suisse First Boston	11/7/07	JPY	380,220	USD	3,192	137
Citibank NA	11/7/07	JPY	1,008,284	USD	8,461	367
Citibank NA	11/7/07	USD	1,103	CAD	1,150	(56)
Credit Suisse First Boston	11/7/07	USD	1,581	GBP	768	13
Citibank NA	11/7/07	USD	4,857	GBP	2,377	3
Citibank NA	11/7/07	USD	2,042	JPY	233,910	(6)

						$459

Core Plus

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston	11/7/07	AUD	1,610	USD	1,417	$8
Goldman Sachs International	11/7/07	EUR	28,857	USD	39,976	1,218
Deutsche Bank AG London	11/7/07	JPY	6,594,775	USD	55,407	2,336
Credit Suisse First Boston	11/7/07	JPY	6,924,498	USD	58,125	2,505
UBS AG London	11/7/07	JPY	3,680,000	USD	30,864	1,358
Morgan Stanley London FX	11/7/07	JPY	13,222,000	USD	111,079	4,690
UBS AG London	11/7/07	USD	20,079	CAD	20,929	(1,005)
JPMorgan Chase Bank	11/7/07	USD	49,343	CAD	51,481	(2,521)
UBS AG London	11/7/07	USD	5,463	EUR	3,945	(169)
Credit Suisse First Boston	11/7/07	USD	37,668	EUR	27,191	(1,147)
Citibank NA	11/7/07	USD	16,024	EUR	16,024	(666)

						$6,607

Inflation Indexed

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
UBS AG London	11/7/07	CAD	6,462	USD	6,200	$310
Morgan Stanley London FX	11/7/07	EUR	2,834	USD	3,927	119
Deutsche Bank AG London	11/7/07	JPY	564,264	USD	4,741	200
Credit Suisse First Boston	11/7/07	JPY	278,245	USD	2,336	101
Deutsche Bank AG London	11/7/07	USD	7,832	CAD	8,166	(394)
Credit Suisse First Boston	11/7/07	USD	5,846	CAD	6,100	(299)
Citibank NA	11/7/07	USD	1,830	EUR	1,320	(55)
Credit Suisse First Boston	11/7/07	USD	2,482	EUR	1,792	(76)
Deutsche Bank AG London	11/7/07	USD	1,939	SEK	12,850	(59)
UBS AG London	11/7/07	USD	883	SEK	5,837	(24)

						$(177)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Intermediate Plus

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston	11/7/07	AUD	289	USD	255	$1
UBS AG London	11/7/07	EUR	664	USD	918	28
Credit Suisse First Boston	11/7/07	EUR	660	USD	912	30
Citibank NA	11/7/07	EUR	660	USD	915	27
Credit Suisse First Boston	11/7/07	JPY	157,122	USD	1,335	41
UBS AG London	11/7/07	USD	239	AUD	272	(1)
Citibank NA	11/7/07	USD	633	EUR	456	(19)
Credit Suisse First Boston	11/7/07	USD	306	EUR	221	(9)
UBS AG London	11/7/07	USD	913	EUR	660	(29)
Citibank NA	11/7/07	USD	1,900	EUR	1,380	(70)
Credit Suisse First Boston	11/7/07	USD	676	GBP	328	5
Credit Suisse First Boston	11/7/07	USD	1,383	JPY	159,000	(9)

						$(5)

Non-US

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
UBS AG London	11/7/07	AUD	2,000	USD	1,761	$9
UBS AG London	11/7/07	DKK	12,386	USD	2,306	66
Morgan Stanley London FX	11/7/07	EUR	594	USD	824	25
Citibank NA	11/7/07	GBP	1,212	USD	2,495	(20)
Morgan Stanley London FX	11/7/07	JPY	41,140	USD	346	14
Deutsche Bank AG London	11/7/07	JPY	650,000	USD	5,652	39
UBS AG London	11/7/07	NOK	2,238	USD	391	24
Credit Suisse First Boston	11/7/07	SEK	12,242	USD	1,853	50
Goldman Sachs International	11/7/07	USD	16,964	AUD	19,236	(70)
Goldman Sachs International	11/7/07	USD	1,337	CAD	1,391	(64)
Credit Suisse First Boston	11/7/07	USD	7,185	CAD	7,497	(367)
JPMorgan Chase Bank	11/7/07	USD	1,797	CAD	1,875	(92)
JPMorgan Chase Bank	11/7/07	USD	3,851	DKK	20,691	(111)
Citibank NA	11/7/07	USD	2,076	DKK	11,155	(60)
Citibank NA	11/7/07	USD	26,557	EUR	19,161	(796)
Deutsche Bank AG London	11/7/07	USD	288	EUR	208	(9)
JPMorgan Chase Bank	11/7/07	USD	25,063	EUR	18,086	(755)
UBS AG London	11/7/07	USD	19,030	EUR	13,743	(588)
Goldman Sachs International	11/7/07	USD	513	GBP	250	3
Deutsche Bank AG London	11/7/07	USD	25,593	GBP	12,433	199
Credit Suisse First Boston	11/7/07	USD	9,150	GBP	4,442	77
UBS AG London	11/7/07	USD	2,270	GBP	1,104	14
JPMorgan Chase Bank	11/7/07	USD	2,987	GBP	1,450	25
Goldman Sachs International	11/7/07	USD	8,344	JPY	1,000,000	(411)
Citibank NA	11/7/07	USD	10,001	JPY	1,191,731	(434)
Deutsche Bank AG London	11/7/07	USD	2,041	JPY	237,440	(37)
Goldman Sachs International	11/7/07	USD	1,800	JPY	204,190	12
Deutsche Bank AG London	11/7/07	USD	7,018	NOK	40,060	(408)
Citibank NA	11/7/07	USD	2,312	NOK	13,219	(139)
Citibank NA	11/7/07	USD	7,255	PLN	19,741	(223)

						$(4,027)

AUD—Australian dollar

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British pound

JPY—Japanese yen

NOK—Norwegian krone

PLN—Polish zloty

SEK—Swedish krona

USD—United States dollar

Semi-Annual Report to Shareholders

Loan Participations and Assignments

The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the six months ended September 30, 2007, was as follows:

Absolute Return	Actual Contracts	Premiums
Options outstanding at March 31, 2007	208	$74
Options written	15,702,119	744
Options closed	(680)	(204)
Options expired	(14,900,654)	(107)
Options exercised	(800,316)	(69)

Options outstanding at September 30, 2007	677	$438

Core	Actual Contracts	Premiums
Options outstanding at March 31, 2007	28,799	$12,147
Options written	276,176,389	36,016
Options closed	(29,730)	(13,279)
Options expired	(150,390,298)	(14,465)
Options exercised	(81,911,958)	(4,567)

Options outstanding at September 30, 2007	43,873,202	$15,852

Core Plus	Actual Contracts	Premiums
Options outstanding at March 31, 2007	48,443	$20,217
Options written	800,067,239	71,223
Options closed	(48,781)	(22,745)
Options expired	(577,542,949)	(27,082)
Options exercised	(133,727,034)	(9,044)

Options outstanding at September 30, 2007	88,796,918	$32,569

Inflation Indexed	Actual Contracts	Premiums
Options outstanding at March 31, 2007	177	$79
Options written	659	183
Options closed	(88)	(39)
Options expired	—	—
Options exercised	(89)	(40)

Options outstanding at September 30, 2007	659	$183

Intermediate	Actual Contracts	Premiums
Options outstanding at March 31, 2007	47,700,450	$169
Options written	109,919,247	974
Options closed	(5,100,836)	(230)
Options expired	(46,280,000)	(80)
Options exercised	(44,400,386)	(211)

Options outstanding at September 30, 2007	61,838,475	$622

Semi-Annual Report to Shareholders

Intermediate Plus	Actual Contracts	Premiums
Options outstanding at March 31, 2007	10,000,060	$28
Options written	14,880,168	133
Options closed	(6,600,112)	(40)
Options expired	(6,680,000)	(12)
Options exercised	(2,800,052)	(23)

Options outstanding at September 30, 2007	8,800,064	$86

Limited Duration	Actual Contracts	Premiums
Options outstanding at March 31, 2007	10,700,106	$43
Options written	6,610,039	32
Options closed	(2,100,145)	(48)
Options expired	(8,010,000)	(14)
Options exercised	(7,200,000)	(13)

Options outstanding at September 30, 2007	—	$—

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in Absolute Return, Core Plus, Inflation Indexed, Intermediate Plus, and Non-U.S. Opportunity, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at September 30, 2007 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps (denoted in the table on the following pages by a superscript 1) involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts (denoted in the table on the following pages by a superscript 2) involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Commodity swaps, (denoted in the table on the following pages by a superscript 3), are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps, (denoted in the table on the following pages by a superscript 4), are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

As of September 30, 2007, the one-and three-month London Interbank Offered Rates were 5.12% and 5.23%, respectively.

The Lehman Brothers US ABS AAA Floating Home Equities Index was 5.33%. The 28 day Mexican Interbank Deposit Rate was 7.68%.

The following is a summary of open swap contracts outstanding as of September 30, 2007.

Western Asset Absolute Return Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC[2]	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	$100	$—

Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	100	(1)

Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	100	—

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)[1]	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	110	1

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	60	—

Barclays Capital Inc. (General Motors Corp. 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event notice	3.45% Quarterly	1,600	(68)

Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	60	(1)

Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	60	(1)

Semi-Annual Report to Shareholders

Western Asset Absolute Return Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$800	$(16)

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	10,000	(120)

Barclays Capital Inc. (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2008	Specified amount upon credit event notice	4.8% Quarterly	3,500	12

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	60	1

Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	2,350	—

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)[1]	September 20, 2012	Specified amount upon credit event notice	3.15% Quarterly	3,000	28

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)[1]	September 20, 2012	Specified amount upon credit event notice	3.65% Quarterly	3,000	90

Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit event notice	2.97% Quarterly	2,000	(128)

Barclays Capital Inc. (CDX HY 8)[1]	June 20, 2012	2.75% Quarterly	Specified amount upon credit event notice	3,200	109

Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	100	(1)

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	100	(1)

Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	50	—

Credit Suisse First Boston USA[2]	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	50	—

Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	50	—

Credit Suisse First Boston USA[2]	September 15, 2015	5.1285% Semi-Annually	3-month LIBOR	90	—

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Absolute Return Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)[1]	September 20, 2015	0.9% Monthly	Specified amount upon credit event notice	$50	$(1)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	50	—

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)[1]	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	50	(1)

Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 02/15/10)[1]	September 20, 2015	0.54% Monthly	Specified amount upon credit event notice	100	—

Deutsche Bank AG (ABX. HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	700	5

Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	150	(2)

Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/01/32)[1]	September 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	150	(1)

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)[1]	March 20, 2012	1.37% Quarterly	Specified amount upon credit event notice	40	—

RBS Greenwich[2]	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	40	—

				$31,870	$(96)

Western Asset Core Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC[2]	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	$6,650	$(15)

Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	4,700	(40)

Banc of America Securities LLC[2]	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	2,740	(57)

Banc of America Securities LLC[2]	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	4,400	70

Banc of America Securities LLC[2]	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	2,750	(62)

Banc of America Securities LLC[2]	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	4,120	(81)

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC (Heinz Co., 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Monthly	Specified amount upon credit event notice	$6,650	$(8)

Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)[1]	December 20, 2013	0.635% Quarterly	Specified amount upon credit event notice	2,740	12

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)[1]	December 20, 2015	0.73% Monthly	Specified amount upon credit event notice	4,400	(45)

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)[1]	December 20, 2016	1.04% Quarterly	Specified amount upon credit event notice	4,120	(9)

Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)[1]	September 20, 2008	Specified amount upon credit event notice	1.4% Quarterly	9,810	32

Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)[1]	September 20, 2008	Specified amount upon credit event notice	1.5% Quarterly	6,440	27

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)[1]	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	5,010	47

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)[1]	December 20, 2015	1.13% Quarterly	Specified amount upon credit event notice	2,750	(62)

Barclays Capital Inc.[2]	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	5,600	(131)

Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	3,550	(31)

Barclays Capital Inc.[2]	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	3,520	(45)

Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	3,530	(41)

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)[1]	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice	3,520	—

Barclays Capital Inc. (Cardinal Health Inc., 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	3,530	3

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	13,900	(276)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	$3,550	$37

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)[1]	December 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	5,600	(9)

Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	2,500	(24)

Bear Stearns, Inc.[2]	September 15, 2014	5% Semi-Annually	3-month LIBOR	4,270	11

Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,500	(687)

Bear Stearns, Inc. (ABX. HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	5,000	(75)

Bear Stearns, Inc. (ABX. HE-A 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.44% Quarterly	25,000	(7,332)

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)[1]	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice	4,270	2

Bear Stearns, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	42,200	(93)

Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,300	(264)

Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,200	(267)

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event notice	4.83% Quarterly	12,500	316

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	2,500	(24)

Bear Stearns, Inc. (Washington Mutual Inc., 5.25%, due 9/15/17)[1]	March 20, 2017	Specified amount upon credit event notice	0.81% Quarterly	9,600	32

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA[2]	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	$1,380	$(27)

Credit Suisse First Boston USA[2]	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	3,070	(22)

Credit Suisse First Boston USA[2]	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	2,110	(31)

Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	2,750	(27)

Credit Suisse First Boston USA[2]	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	5,870	1

Credit Suisse First Boston USA[2]	August 15, 2013	5.0225% Semi-Annually	3-month LIBOR	3,020	(10)

Credit Suisse First Boston USA[2]	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	3,290	(22)

Credit Suisse First Boston USA[2]	September 15, 2015	5.1285% Semi-Annually	3-month LIBOR	5,740	(8)

Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	3,050	(11)

Credit Suisse First Boston USA[2]	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	2,420	(30)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBOR + 160 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	245

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBOR + 250 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	236

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	11,800	(262)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	6,400	(6)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	1,300	(6)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (ACE Securities Corp., 2005-HE1 M8 1-Month LIBOR + 138 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	$784	$167

Credit Suisse First Boston USA (ACE Securities Corp., 2005-HE1 M9 1-Month LIBOR + 220 bp, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	784	204

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBOR + 190 bp, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	1,046	213

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2 1Month LIBOR + 130 bp, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice	784	275

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3 1-Month LIBOR + 200 bp, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice	784	318

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)[1]	September 20, 2015	0.9% Monthly	Specified amount upon credit event notice	3,050	(27)

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10 1-Month LIBOR + 350 bp, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	784	127

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9 1-Month LIBOR + 225 bp, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	784	107

Credit Suisse First Boston USA (Argent Securities Inc., 2004-W4 M3 1-Month LIBOR + 300 bp, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	401	59

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event notice	0.27% Quarterly	$1,000	$2

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice	1.4% Quarterly	6,500	83

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBOR + 180 bp, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	285	95

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBOR + 315 bp, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	285	119

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 135 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784	116

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A,1-Month LIBOR + 100 bp, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	493	127

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)[1]	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice	1,380	9

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event notice	24,167	(41)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190 bp, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	193

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325 bp, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	213

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)[1]	December 20, 2012	0.6% Monthly	Specified amount upon credit event notice	$5,870	$80

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBOR + 350 bp, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	315	61

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBOR + 170 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784	230

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBOR + 275 bp, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	784	255

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)[1]	September 20, 2010	0.46% Quarterly	Specified amount upon credit event notice	3,070	(20)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Monthly	Specified amount upon credit event notice	3,320	15

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8 1-Month LIBOR + 153 bp, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	784	102

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9 1-Month LIBOR + 240 bp, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	784	222

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBOR + 135 bp, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	165

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3 1-Month LIBOR + 375 bp, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	$1,046	$126

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2 1-Month LIBOR + 130 bp, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	108

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3 1-Month LIBOR + 205 bp, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	133

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B3 1-Month LIBOR + 225 bp, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	114

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2 1-Month LIBOR + 130 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784	146

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3 1-Month LIBOR + 215 bp, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	727	87

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBOR + 325 bp, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	1,046	169

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBOR + 140 bp, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784	105

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBOR + 205 bp, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	$784	$232

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBOR + 135 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	135

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBOR + 195 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	167

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8 1-Month LIBOR + 155 bp, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	784	256

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9 1-Month LIBOR + 250 bp, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	784	296

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBOR + 230 bp, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	1,046	181

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBOR + 260 bp, due 1/25/35)[1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	299

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165 bp, due 1/25/35)[1]	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	197

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	March 20, 2011	0.79% Quarterly	Specified amount upon credit event notice	2,100	189

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)[1]	March 20, 2017	0.69% Quarterly	Specified amount upon credit event notice	$2,420	$3

Credit Suisse First Boston USA (Starwood Hotels, 7.875%, due 5/1/12)[1]	December 20, 2011	1.37% Monthly	Specified amount upon credit event notice	3,050	(66)

Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 02/15/10)[1]	September 20, 2015	0.54% Monthly	Specified amount upon credit event notice	6,040	(11)

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)[1]	March 20, 2014	0.49% Quarterly	Specified amount upon credit event notice	3,290	(11)

Deutsche Bank AG2	October 5, 2008	3-month LIBOR	4.6545% Semi-Annually	115,540	(199)

Deutsche Bank AG2	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	31,430	(326)

Deutsche Bank AG2	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	206,790	(17)

Deutsche Bank AG2	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	83,870	2,461

Deutsche Bank AG2	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	5,620	(13)

Deutsche Bank AG2	July 21, 2016	3-month LIBOR	5.6931% Semi-Annually	77,910	3,037

Deutsche Bank AG2	April 1, 2017	5.435% Semi-Annually	3-month LIBOR	4,120	(79)

Deutsche Bank AG (ABX AAA)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	7,600	59

Deutsche Bank AG (ABX. HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	7,700	98

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)[1]	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice	5,620	(9)

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)[1]	March 20, 2017	0.89% Quarterly	Specified amount upon credit event notice	4,120	(32)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2017	Specified amount upon credit event notice	0.94% Quarterly	$9,600	$(581)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice	1.25% Quarterly	1,100	10

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,300	(45)

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event notice	0.215% Quarterly	11,700	29

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice	5.05% Quarterly	17,100	563

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event notice	2.93% Quarterly	1,700	(242)

Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	15,600	85

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event notice	7,153	41

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	9,415	10

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event notice	1.3% Quarterly	8,043	(44)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	7,400	(48)

JP Morgan Chase & Co.[2]	June 8, 2009	3-month LIBOR	5.393% Semi-Annually	157,400	1,686

JP Morgan Chase & Co.[2]	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	3,550	(59)

JP Morgan Chase & Co.[2]	September 7, 2016	5.3215% Semi-Annually	3-month LIBOR	35,900	(389)

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$29,100	$(571)

JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	38,900	(703)

JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	45,250	(1,091)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	6% Quarterly	10,500	512

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)[1]	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice	3,550	37

Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBOR	4.6012% Semi-Annually	630	—

Lehman Brothers Holdings Inc.[4]	January 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	26,400	258

Lehman Brothers Holdings Inc.[4]	March 1, 2008	1-month LIBOR	MBS Fixed	248,600	1,312

Lehman Brothers Holdings Inc.[4]	March 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	197,900	1,749

Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.0704% Semi-Annually	3-month LIBOR	3,580	(37)

Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	5,500	(74)

Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,400	(35)

Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	97,000	(590)

Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,900	59

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$15,000	$(82)

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2010	Specified amount upon credit event notice	5.25% Quarterly	10,000	102

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event notice	8,507	28

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3)[1]	September 20, 2009	1.05% Quarterly	Specified amount upon credit event notice	773	2

Lehman Brothers Holdings Inc. (Sara Lee Corporation, 6.125%, due 11/1/32)[1]	September 20, 2011	0.44% Quarterly	Specified amount upon credit event notice	5,500	(43)

Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2007	Specified amount upon credit event notice	0.05% Quarterly	1,230	(1)

Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.57% Quarterly	Specified amount upon credit event notice	3,580	(33)

Lehman Brothers Holdings Inc. (Washington Mutual Inc., 5.25%, due 9/15/17)[1]	June 20, 2017	Specified amount upon credit event notice	0.65% Quarterly	9,600	(77)

Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.82% Quarterly	47,600	(1,882)

Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.90% Quarterly	16,400	(593)

Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.8%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event notice	0.42% Quarterly	2,100	9

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)[1]	March 20, 2012	0.74% Quarterly	Specified amount upon credit event notice	2,750	20

Morgan Stanley & Co., Inc.[2]	March 15, 2012	4.7625% Semi-Annually	3-month LIBOR	2,750	10

Morgan Stanley & Co., Inc.[2]	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	3,400	(15)

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2012	0.36% Monthly	Specified amount upon credit event notice	$5,460	$9

RBS Greenwich[2]	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	4,250	2

RBS Greenwich[2]	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	3,580	15

RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	45,900	(199)

RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	7,400	77

RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	7,200	63

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,200	(359)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	17,300	(393)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,600	(320)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	50,000	(1,063)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,200	(276)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400	(266)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400	(269)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	18,100	(209)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$7,300	$(80)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400	125

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(517)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	91,800	(556)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	91,800	532

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,500	(38)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2012	Specified amount upon credit event notice	0.66% Quarterly	39,300	(2,966)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	June 20, 2012	Specified amount upon credit event notice	0.72% Quarterly	25,000	(1,818)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	6% Quarterly	9,100	1,256

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	6.1% Quarterly	9,100	1,292

RBS Greenwich (Countrywide Home Loans, Inc., 4.0%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	0.86% Quarterly	9,100	(606)

RBS Greenwich (Countrywide Home Loans, Inc., 4.0%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	10,000	86

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)[1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice	1,298	(44)

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice	4.26% Quarterly	$25,000	$309

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)[1]	March 20, 2017	0.33 % Quarterly	Specified amount upon credit event notice	3,580	43

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event notice	4.53% Quarterly	15,000	460

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	4.68% Quarterly	25,000	853

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	7,500	467

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	6.8% Quarterly	5,900	392

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	7.1% Quarterly	5,800	426

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	8.4% Quarterly	12,500	1,302

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	7.7% Quarterly	12,500	1,148

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)[1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice	1,295	(8)

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)[1]	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice	4,250	106

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.05% Quarterly	Specified amount upon credit event notice	$17,303	$151

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005—AR18, 1-Month LIBOR + 125 bp, due 10/25/36)[1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice	1,390	(73)

RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2012	Specified amount upon credit event notice	2.32% Quarterly	25,000	(4,442)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)[1]	September 20, 2012	Specified amount upon credit event notice	4.9% Quarterly	9,100	(935)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice	1.38% Quarterly	20,000	(788)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice	1.78% Quarterly	25,000	(509)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	1,500	—

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	1,500	3

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.44% Quarterly	25,000	98

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.67 % Quarterly	10,000	135

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.67% Quarterly	10,000	135

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event notice	0.47% Quarterly	5,000	28

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event notice	0.5% Quarterly	12,500	83

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice	$521	$(25)

RBS Greenwich (Washington Mutual Inc., 5.25%, due 9/15/17)[1]	March 20, 2017	Specified amount upon credit event notice	0.64% Quarterly	10,000	(90)

The Goldman Sachs Group, Inc.[2]	October 18, 2008	3-month LIBOR	5.55% Semi-Annually	229,100	926

The Goldman Sachs Group, Inc.[2]	October 19, 2008	3-month LIBOR	5.55% Semi-Annually	223,508	952

The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	54,100	88

The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	71,600	2,303

The Goldman Sachs Group, Inc.[2]	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	81,800	722

The Goldman Sachs Group, Inc.[2]	January 10, 2012	3-month LIBOR	5.658% Semi-Annually	71,900	1,655

The Goldman Sachs Group, Inc.[2]	January 12, 2012	3-month LIBOR	5.0863% Semi-Annually	71,000	725

The Goldman Sachs Group, Inc.[2]	January 31, 2012	3-month LIBOR	5.279% Semi-Annually	71,100	1,254

The Goldman Sachs Group, Inc.[2]	February 1, 2012	3-month LIBOR	5.315% Semi-Annually	81,200	1,536

The Goldman Sachs Group, Inc.[2]	October 18, 2016	5.67% Semi-Annually	3-month LIBOR	55,877	(1,457)

The Goldman Sachs Group, Inc.[2]	October 19, 2016	5.69% Semi-Annually	3-month LIBOR	55,877	(1,508)

The Goldman Sachs Group, Inc.[2]	February 2, 2017	3-month LIBOR	5.376% Semi-Annually	35,200	527

The Goldman Sachs Group, Inc.[2]	July 30, 2017	3-month LIBOR	5.56545% Semi-Annually	150,000	4,264

The Goldman Sachs Group, Inc.[2]	August 20, 2017	3-month LIBOR	5.45136% Semi-Annually	64,570	1,244

The Goldman Sachs Group, Inc.[2]	September 14, 2017	5.0575% Semi-Annually	3-month LIBOR	30,100	362

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc.[2]	March 19, 2018	3-month LIBOR	5% Semi-Annually	$45,100	$284

The Goldman Sachs Group, Inc.[2]	March 19, 2038	3-month LIBOR	5.25% Semi-Annually	335,084	(2,696)

The Goldman Sachs Group, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.82% Quarterly	47,700	(1,886)

The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	42,300	(260)

The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	42,800	(199)

The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	14,700	140

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	16,433	182

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	32,093	777

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	48,333	322

The Goldman Sachs Group, Inc. (CDX IG HVOL 4)[1]	June 20, 2010	0.9% Quarterly	Specified amount upon credit event notice	14,200	135

The Goldman Sachs Group, Inc. (CDX IG HVOL 4)[1]	December 20, 2010	0.85% Quarterly	Specified amount upon credit event notice	14,200	114

The Goldman Sachs Group, Inc. (CDX IG HVOL 5)[1]	December 20, 2010	0.85% Quarterly	Specified amount upon credit event notice	30,100	232

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	80,900	(2,492)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	34,000	(884)

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$29,200	$(826)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,100	(374)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,700	(356)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,200	(659)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(2,357)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(2,127)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,100	(269)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,300	(270)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,600	(130)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,600	(151)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,200	148

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,700	252

The Goldman Sachs Group, Inc. (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	6% Quarterly	4,700	648

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

`Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	$1,400	$(49)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event notice	4.75% Quarterly	1,900	45

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	6% Quarterly	5,000	320

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	5,000	585

The Goldman Sachs Group, Inc. (Washington Mutual Inc., 5.25%, due 9/15/17)[1]	June 20, 2017	Specified amount upon credit event notice	0.75% Quarterly	9,600	(3)

				$5,604,202	$(3,942)

Western Asset Core Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC[2]	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	$11,660	$(26)

Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	8,100	(69)

Banc of America Securities LLC[2]	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	5,510	(114)

Banc of America Securities LLC[2]	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	7,950	127

Banc of America Securities LLC[2]	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	5,500	(125)

Banc of America Securities LLC[2]	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	8,270	(162)

Banc of America Securities LLC (Heinz Co., 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Monthly	Specified amount upon credit event notice	11,660	(15)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)[1]	December 20, 2013	0.635% Quarterly	Specified amount upon credit event notice	$5,510	$24

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)[1]	December 20, 2015	0.73% Monthly	Specified amount upon credit event notice	7,950	(81)

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)[1]	December 20, 2016	1.04% Quarterly	Specified amount upon credit event notice	8,270	(18)

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)[1]	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	8,640	80

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)[1]	December 20, 2015	1.13% Quarterly	Specified amount upon credit event notice	5,500	(124)

Barclays Capital Inc.[2]	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	10,850	(254)

Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	6,240	(54)

Barclays Capital Inc.[2]	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	6,330	(81)

Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	6,260	(73)

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)[1]	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice	6,330	—

Barclays Capital Inc. (Cardinal Health Inc., 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	6,260	5

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	27,100	(599)

Barclays Capital Inc. (General Motors Corp., 7.125%, due 07/15/13)[1]	December 20, 2011	Specified amount upon credit event notice	4.16% Quarterly	7,000	(101)

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	6,240	65

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)[1]	December 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	$10,850	$(17)

Barclays Capital Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	12% Quarterly	500	(10)

Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	4,300	(41)

Bear Stearns, Inc.[2]	December 22, 2011	3-month LIBOR	4.9925% Semi-Annually	54,900	378

Bear Stearns, Inc.[2]	September 15, 2014	5% Semi-Annually	3-month LIBOR	8,250	22

Bear Stearns, Inc. (ABX. HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	10,000	(150)

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)[1]	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice	8,250	4

Bear Stearns, Inc. (CDX HY 6B)[1]	June 20, 2011	3% Quarterly	Specified amount upon credit event notice	11,600	38

Bear Stearns, Inc. (CDX HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	25,000	(89)

Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit even notice	0.91% Quarterly	31,750	(1,135)

Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.01% Quarterly	31,800	(1,004)

Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.05% Quarterly	12,700	(379)

Bear Stearns, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	85,500	(189)

Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,200	(521)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$28,500	$(536)

Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	207,400	(1,213)

Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	56,100	(1,352)

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event notice	4.83% Quarterly	12,500	316

Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event notice	3.2% Quarterly	9,900	(504)

Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event notice	3.25% Quarterly	18,500	(911)

Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	2,620	(7)

Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	3,470	(6)

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice	2,620	(6)

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice	2,620	(6)

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.35% Quarterly	Specified amount upon credit event notice	790	(2)

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	4,300	(42)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.335% Quarterly	Specified amount upon credit event notice	$2,620	$(12)

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice	2,620	(12)

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.33% Quarterly	Specified amount upon credit event notice	790	(3)

Credit Suisse First Boston USA[2]	January 19, 2009	Mexican Interbank Deposit Rate	7.69% Monthly	144,500	(59)

Credit Suisse First Boston USA[2]	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	2,720	(53)

Credit Suisse First Boston USA[2]	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	5,990	(43)

Credit Suisse First Boston USA[2]	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	4,110	(61)

Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	4,800	(47)

Credit Suisse First Boston USA[2]	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	10,600	2

Credit Suisse First Boston USA[2]	August 15, 2013	5.0225% Semi-Annually	3-month LIBOR	5,300	(18)

Credit Suisse First Boston USA[2]	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	6,630	(45)

Credit Suisse First Boston USA[2]	September 15, 2015	5.1285% Semi-Annually	3-month LIBOR	10,070	(14)

Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	5,350	(18)

Credit Suisse First Boston USA[2]	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	4,880	(60)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBOR + 160 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	350

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBOR + 250 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	$1,122	$338

Credit Suisse First Boston USA (ABX. HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	23,300	(517)

Credit Suisse First Boston USA (ABX. HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	12,800	(12)

Credit Suisse First Boston USA (ABX. HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	2,600	(12)

Credit Suisse First Boston USA (ACE Securities Corp., 2005-HE1 M8 1-Month LIBOR + 138 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122	238

Credit Suisse First Boston USA (ACE Securities Corp., 2005-HE1 M9 1-Month LIBOR + 220 bp, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	1,122	292

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBOR + 190 bp, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	1,494	304

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2 1Month LIBOR + 130 bp, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice	1,122	394

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3 1-Month LIBOR + 200 bp, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice	1,122	455

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)[1]	September 20, 2015	0.9% Monthly	Specified amount upon credit event notice	5,350	(47)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10 1-Month LIBOR + 350 bp, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	$1,122	$182

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9 1-Month LIBOR + 225 bp, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	1,122	153

Credit Suisse First Boston USA (Argent Securities Inc., 2004-W4 M3 1-Month LIBOR + 300 bp, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	572	85

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event notice	0.27% Quarterly	1,460	2

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	2.32% Quarterly	2,400	86

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice	1.4% Quarterly	9,000	114

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBOR + 180 bp, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	408	136

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBOR + 315 bp, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	408	170

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 135 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122	166
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A,1-Month LIBOR + 100 bp, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	705	182

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)[1]	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice	$2,720	$18

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	3,007	252

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	3,007	252

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	15,177	739

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	11,264	464

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	48,333	88

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event notice	24,167	(41)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190 bp, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	276

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325 bp, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122	304

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)[1]	December 20, 2012	0.6% Monthly	Specified amount upon credit event notice	10,600	145

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBOR + 350 bp, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	450	87

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBOR + 170 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	$1,122	$329

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBOR + 275 bp, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	1,122	365

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)[1]	September 20, 2010	0.46% Quarterly	Specified amount upon credit event notice	5,990	(38)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Monthly	Specified amount upon credit event notice	5,830	26

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8 1-Month LIBOR + 153 bp, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	1,122	146

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9 1-Month LIBOR + 240 bp, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	1,122	318

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBOR + 135 bp, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	235

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3 1-Month LIBOR + 375 bp, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	1,494	180

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2 1-Month LIBOR + 130 bp, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	154

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3 1-Month LIBOR + 205 bp, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	$1,122	$190

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B3 1-Month LIBOR + 225 bp, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122	164

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2 1-Month LIBOR + 130 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122	209

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3 1-Month LIBOR + 215 bp, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	1,041	125

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBOR + 325 bp, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	1,494	242

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBOR + 140 bp, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122	151

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBOR + 205 bp, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	1,122	332

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBOR + 135 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	193

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBOR + 195 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122	239

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8 1-Month LIBOR + 155 bp, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	$1,122	$366

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9 1-Month LIBOR + 250 bp, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	1,122	423

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBOR + 230 bp, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	1,494	258

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBOR + 260 bp, due 1/25/35)[1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122	427

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165 bp, due 1/25/35)[1]	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	282

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	March 20, 2011	0.79% Quarterly	Specified amount upon credit event notice	4,080	367

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)[1]	March 20, 2017	0.69% Quarterly	Specified amount upon credit event notice	4,880	7

Credit Suisse First Boston USA (Starwood Hotels, 7.875%, due 5/1/12)[1]	December 20, 2011	1.37% Monthly	Specified amount upon credit event notice	5,350	(116)

Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 02/15/10)[1]	September 20, 2015	0.54% Monthly	Specified amount upon credit event notice	10,600	(19)

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)[1]	March 20, 2014	0.49% Quarterly	Specified amount upon credit event notice	6,630	(23)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG2	October 5, 2008	3-month LIBOR	4.6545% Semi-Annually	$194,330	$(335)

Deutsche Bank AG2	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	41,570	(431)

Deutsche Bank AG2	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	299,650	(25)

Deutsche Bank AG2	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	133,350	3,913

Deutsche Bank AG2	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	10,890	(25)

Deutsche Bank AG2	July 21, 2016	3-month LIBOR	5.6931% Semi-Annually	124,720	4,861

Deutsche Bank AG2	April 1, 2017	5.435% Semi-Annually	3-month LIBOR	8,270	(159)

Deutsche Bank AG (ABX. HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	15,700	121

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2016	Specified amount upon credit event notice	2.2% Quarterly	3,700	(330)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2016	Specified amount upon credit event notice	2.21% Quarterly	4,200	(372)

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)[1]	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice	10,890	(17)

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)[1]	March 20, 2017	0.89% Quarterly	Specified amount upon credit event notice	8,270	(63)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice	1.25% Quarterly	1,600	15

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	2.3% Quarterly	3,020	107

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	2.32% Quarterly	3,200	115

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	2.3% Quarterly	$5,430	$193

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,900	(66)

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event notice	0.215% Quarterly	17,000	42

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)[1]	September 20, 2007	Specified amount upon credit event notice	3.65% Quarterly	3,500	—

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)[1]	September 20, 2017	Specified amount upon credit event notice	3.65% Quarterly	4,450	(65)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice	5.05% Quarterly	25,400	837

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event notice	2.93% Quarterly	2,600	(370)

Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	25,100	137

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice	2,540	(6)

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event notice	2,540	(8)

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event notice	2,540	(5)

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event notice	4.25% Quarterly	9,400	343

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event notice	9,183	53

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event notice	4.8% Quarterly	$2,498	$194

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event notice	5% Quarterly	4,651	117

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event notice	5% Quarterly	9,302	200

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	13,301	14

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event notice	1.3% Quarterly	11,175	(61)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	6,450	(41)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	9,500	(61)

Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.38% Quarterly	Specified amount upon credit event notice	2,540	(8)

Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice	2,540	(6)

Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.37% Quarterly	Specified amount upon credit event notice	2,540	(12)

Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice	2,540	(12)

JP Morgan Chase & Co.[2]	January 19, 2009	Mexican Interbank Deposit Rate	7.69% Monthly	144,500	(59)

JP Morgan Chase & Co.[2]	June 8, 2009	3-month LIBOR	5.393% Semi-Annually	304,600	3,262

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

JP Morgan Chase & Co.[2]	November 6, 2011	3-month LIBOR	5.02% Semi-Annually	$93,600	$744

JP Morgan Chase & Co.[2]	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	6,300	(105)

JP Morgan Chase & Co.[2]	September 7, 2016	5.3215% Semi-Annually	3-month LIBOR	59,000	(639)

JP Morgan Chase & Co. (ABX. HE-AAA 06-1)[1]	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	24,000	142

JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	56,800	(1,115)

JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	76,900	(2,028)

JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	87,875	(2,117)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	6% Quarterly	14,300	698

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)[1]	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice	6,300	66

Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBOR	4.6012% Semi-Annually	80,020	(20)

Lehman Brothers Holdings Inc.[4]	January 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	51,700	505

Lehman Brothers Holdings Inc.[4]	March 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	387,800	3,425

Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.0704% Semi-Annually	3-month LIBOR	6,270	(65)

Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	9,750	(132)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$14,800	$(71)

Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,600	118

Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,900	(163)

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2010	Specified amount upon credit event notice	5.25% Quarterly	4,400	45

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	3,150	177

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	3,245	105

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	3,245	105

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event notice	12,180	40

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3)[1]	September 20, 2009	1.05% Quarterly	Specified amount upon credit event notice	1,450	4

Lehman Brothers Holdings Inc. (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit even notice	9,000	(91)

Lehman Brothers Holdings Inc. (Sara Lee Corporation, 6.125%, due 11/1/32)[1]	September 20, 2011	0.44% Quarterly	Specified amount upon credit event notice	9,750	(77)

Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2007	Specified amount upon credit event notice	0.05% Quarterly	2,220	(1)

Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.57% Quarterly	Specified amount upon credit event notice	6,270	(57)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2017	Specified amount upon credit even notice	2.8% Quarterly	$5,600	$(367)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2017	Specified amount upon credit even notice	2.6% Quarterly	3,600	(241)

Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit even notice	0.82% Quarterly	42,600	(1,684)

Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit even notice	0.92% Quarterly	31,750	(1,122)

Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit even notice	1.125% Quarterly	18,800	(503)

Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.8%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event notice	0.42% Quarterly	2,980	13

Merrill Lynch & Co., Inc. (The AES Corp., 7.75%, due 3/1/14)[1]	September 20, 2017	Specified amount upon credit event notice	3.9% Quarterly	10,100	129

Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit even notice	2.3% Quarterly	1,610	57

Morgan Stanley & Co. Inc. (ABX. HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	17,200	218

Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	11.5% Quarterly	3,800	(94)

Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	12.75% Quarterly	3,800	(55)

Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	13.5% Quarterly	3,800	(31)

Morgan Stanley & Co., Inc.[2]	March 15, 2012	4.7625% Semi-annually	3-month LIBOR	5,540	20

Morgan Stanley & Co., Inc.[2]	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	6,600	(28)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co., Inc. (Eastman Kodak Co., 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit even notice	2.7% Quarterly	$5,000	$237

Morgan Stanley & Co., Inc. (Gannett Company Inc., 6.375%, due 4/1/12)[1]	March 20, 2012	0.46% Quarterly	Specified amount upon credit even notice	4,560	13

Morgan Stanley & Co., Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	August 20, 2008	Specified amount upon credit event notice	10.25% Quarterly	18,800	(663)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2012	0.36% Monthly	Specified amount upon credit event notice	10,540	18

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)[1]	March 20, 2012	0.74% Quarterly	Specified amount upon credit event notice	5,540	39

RBS Greenwich[2]	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	4,560	(32)

RBS Greenwich[2]	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	8,230	5

RBS Greenwich[2]	February 15, 2017	5.115% Semi-annually	3-month LIBOR	7,210	31

RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2012	Specified amount upon credit event notice	2.07% Quarterly	3,900	(85)

RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2013	Specified amount upon credit event notice	1.64% Quarterly	4,000	(154)

RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit event notice	2.14% Quarterly	10,500	(274)

RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	16,900	177

RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	14,500	126

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75 % Quarterly	250,000	(7,181)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$28,500	$(720)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	33,300	(757)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100	(638)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,300	(549)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,400	(524)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,700	(537)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	36,400	(421)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	16,200	(178)

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,800	250

RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,400	(78)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2012	Specified amount upon credit event notice	0.6% Quarterly	7,400	(575)

RBS Greenwich (Countrywide Home Loans, Inc., 4.0%, due 3/22/11)[1]	June 20, 2012	Specified amount upon credit event notice	0.66% Quarterly	9,900	(743)

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)[1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice	2,097	(71)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Dynergy Holdings Inc., 6.875%, due 4/1/11)[1]	June 20, 2011	Specified amount upon credit event notice	2.25% Quarterly	$4,200	$(73)

RBS Greenwich (Eastman Kodak Co., 7.25%, due 11/15/13)[1]	September 20, 2017	Specified amount upon credit event notice	3.32% Quarterly	7,100	373

RBS Greenwich (Eastman Kodak Co., 7.25%, due 11/15/13)[1]	September 20, 2017	Specified amount upon credit event notice	3.22% Quarterly	7,130	325

RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2010	Specified amount upon credit event notice	3.2% Quarterly	19,300	1,217

RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice	1.83% Quarterly	4,200	51

RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice	2.1% Quarterly	4,200	93

RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice	2.15% Quarterly	4,100	99

RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice	2.15% Quarterly	4,100	99

RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2016	Specified amount upon credit event notice	2.8% Quarterly	7,200	147

RBS Greenwich (El Paso Corp., 7.875%, due 6/15/12)[1]	December 20, 2011	Specified amount upon credit event notice	1.42% Quarterly	3,500	17

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event notice	3.75% Quarterly	8,900	74

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)[1]	March 20, 2012	Specified amount upon credit event notice	5.38% Quarterly	8,200	(90)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event notice	6.75% Quarterly	18,400	746

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice	5.85% Quarterly	$7,400	$15

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice	5.1% Quarterly	12,450	(306)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice	5.15% Quarterly	6,900	(157)

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)[1]	March 20, 2017	0.33 % Quarterly	Specified amount upon credit event notice	7,210	86

RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)[1]	September 20, 2012	Specified amount upon credit event notice	5.95% Quarterly	3,800	350

RBS Greenwich (General Motors Acceptance Corp., 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	6.63% Quarterly	19,600	1,269

RBS Greenwich (General Motors Acceptance Corp., Inc., 6.875%, due 8/28/12)[1]	September 20, 2012	Specified amount upon credit event notice	7.2% Quarterly	10,700	1,456

RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)[1]	December 20, 2011	Specified amount upon credit event notice	1.34% Quarterly	780	(48)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	1,250	78

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	December 20, 2011	Specified amount upon credit event notice	1.2% Quarterly	680	(45)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice	1.17% Quarterly	8,500	(598)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	$9,400	$(590)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice	1.85% Quarterly	9,700	(466)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice	2% Quarterly	9,300	(401)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	December 20, 2016	Specified amount upon credit event notice	1.55% Quarterly	4,200	(381)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	6.1% Quarterly	8,000	411

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	6.9% Quarterly	10,000	716

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	7.2% Quarterly	7,820	619

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	December 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	19,300	2,502

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event notice	3.7% Quarterly	8,400	(284)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	7.1% Quarterly	8,000	588

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	6.8% Quarterly	$7,500	$498

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	8.4% Quarterly	12,500	1,302

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	7.7% Quarterly	12,500	1,148

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)[1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice	1,992	(12)

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)[1]	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice	8,230	206

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)[1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice	1,886	(99)

RBS Greenwich (LCDX 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.2 % Quarterly	40,000	(204)

RBS Greenwich (LCDX 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.2 % Quarterly	23,800	449

RBS Greenwich (LCDX 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.2 % Quarterly	47,700	(434)

RBS Greenwich (LCDX 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.2 % Quarterly	20,000	(82)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice	1.76% Quarterly	24,300	(514)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	$3,600	$1

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	3,600	8

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice	3.5% Quarterly	3,920	(197)

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice	3.55% Quarterly	1,600	(78)

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice	3.55% Quarterly	3,900	(191)

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice	3.67% Quarterly	5,000	(230)

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	December 20, 2010	Specified amount upon credit event notice	3.87% Quarterly	7,700	(354)

RBS Greenwich (The AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit even notice	2.23% Quarterly	7,400	(167)

RBS Greenwich (The AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit even notice	2.23% Quarterly	6,300	(142)

RBS Greenwich (The AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit even notice	1.9 % Quarterly	12,000	(429)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event notice	0.47% Quarterly	5,000	28

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event notice	0.5% Quarterly	12,500	83

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit even notice	3% Quarterly	$5,500	$(346)

RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit even notice	3.05% Quarterly	2,700	(165)

RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit even notice	3.4% Quarterly	3,100	(147)

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice	759	(36)

The Goldman Sachs Group, Inc.[2]	October 18, 2008	3-month LIBOR	5.55% Semi-Annually	364,010	1,471

The Goldman Sachs Group, Inc.[2]	October 19, 2008	3-month LIBOR	5.55% Semi-Annually	355,124	1,512

The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	74,400	121

The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.7135% Semi-Annually	3-month LIBOR	100,000	1,763

The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	113,400	3,647

The Goldman Sachs Group, Inc.[2]	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	147,000	1,298

The Goldman Sachs Group, Inc.[2]	January 10, 2012	3-month LIBOR	5.658% Semi-Annually	113,900	2,622

The Goldman Sachs Group, Inc.[2]	January 12, 2012	3-month LIBOR	5.0863 Semi-Annually	128,700	1,315

The Goldman Sachs Group, Inc.[2]	January 31, 2012	3-month LIBOR	5.279% Semi-Annually	132,400	2,336

The Goldman Sachs Group, Inc.[2]	February 1, 2012	3-month LIBOR	5.315% Semi-Annually	151,100	2,857

The Goldman Sachs Group, Inc.[2]	October 18, 2016	5.67% Semi-Annually	3-month LIBOR	88,781	(2,315)

The Goldman Sachs Group, Inc.[2]	October 19, 2016	5.69% Semi-Annually	3-month LIBOR	88,781	(2,395)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc.[2]	February 2, 2017	3-month LIBOR	5.376% Semi-Annually	$65,200	$976

The Goldman Sachs Group, Inc.[2]	July 24, 2017	3-month LIBOR	5.63965% Semi-Annually	150,000	5,137

The Goldman Sachs Group, Inc.[2]	July 30, 2017	3-month LIBOR	5.56545% Semi-Annually	150,000	4,264

The Goldman Sachs Group, Inc.[2]	August 20, 2017	3-month LIBOR	5.45136% Semi-Annually	130,200	2,508

The Goldman Sachs Group, Inc.[2]	August 21, 2017	3-month LIBOR	5.37551% Semi-Annually	85,000	1,140

The Goldman Sachs Group, Inc.[2]	September 14, 2017	5.0575% Semi-Annually	3-month LIBOR	60,400	727

The Goldman Sachs Group, Inc.[2]	March 19, 2018	3-month LIBOR	5% Semi-Annually	129,800	816

The Goldman Sachs Group, Inc.[2]	March 19, 2038	3-month LIBOR	5.25% Semi-Annually	567,555	(4,565)

The Goldman Sachs Group, Inc. (CDX HY 8)[1]	June 20, 2012	0.9% Quarterly	Specified amount upon credit even notice	32,000	(1,158)

The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	85,500	(525)

The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	86,400	(401)

The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	29,100	277

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	21,847	242

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	42,823	1,037

The Goldman Sachs Group, Inc. (CDX IG HVOL 4)[1]	June 20, 2010	0.9% Quarterly	Specified amount upon credit event notice	25,300	240

The Goldman Sachs Group, Inc. (CDX IG HVOL 4)[1]	December 20, 2010	0.85% Quarterly	Specified amount upon credit event notice	25,300	203

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG HVOL 5)[1]	December 20, 2010	0.85% Quarterly	Specified amount upon credit event notice	$48,200	$372

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	156,700	(4,828)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	65,500	(1,703)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	58,400	(1,651)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	27,200	(721)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	76,200	(1,844)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	55,600	(1,299)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	150,000	(3,535)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,200	(538)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	6,700	(99)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,500	(539)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100	(260)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100	(302)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	27,100	282

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$29,100	$499

The Goldman Sachs Group, Inc. (CMBX A3)[1]	December 13, 2049	0.62% Monthly	Specified amount upon credit even notice	5,000	(507)

The Goldman Sachs Group, Inc. (Eastman Kodak Co., 7.25%, due 11/15/13)[1]	September 20, 2017	Specified amount upon credit event notice	3.4% Quarterly	4,400	255

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,900	(66)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/2013)[1]	September 20, 2017	Specified amount upon credit event notice	3.77% Quarterly	6,400	(54)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event notice	6.8% Quarterly	10,000	421

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event notice	4.75% Quarterly	2,500	59

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event notice	3.8% Quarterly	9,200	(7)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event notice	6.8% Quarterly	8,400	354

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2012	Specified amount upon credit event notice	6.05% Quarterly	11,500	138

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	5.95% Quarterly	80	5

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	2,000	117

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	6% Quarterly	1,000	64

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	$5,000	$585

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event notice	3.15% Quarterly	19,400	(1,022)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event notice	4.4% Quarterly	11,500	(113)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	December 20, 2010	Specified amount upon credit event notice	7% Quarterly	42,500	3,272

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	2,845	194

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	955	55

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	4% Quarterly	Specified amount upon credit event notice	5,785	246

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event notice	3.4% Quarterly	2,200	140

The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	11,400	(19)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	15,000	(54)

The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)[1]	May 15, 2047	0.75% Monthly	Specified amount upon credit event notice	5,000	1,506

The Goldman Sachs Group, Inc. (LCDX 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.2% Quarterly	17,000	670

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (The AES Corp., 7.75%, due 3/1/14)[1]	September 20, 2017	Specified amount upon credit event notice	3.8% Quarterly	$4,320	$23

The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/2014)[1]	September 20, 2012	Specified amount upon credit even notice	3.24% Quarterly	2,700	(145)

				$9,842,486	$19,172

Western Asset High Yield Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	8.5% Quarterly	$5,000	$(250)

				$5,000	$(250)

Western Asset Inflation Indexed Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	$7,200	$321

Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	13,400	(38)

Deutsche Bank AG (CDX HY 4)[1]	June 20, 2010	Specified amount upon credit even notice	3.6% Quarterly	9,500	578

Deutsche Bank AG (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit even notice	.75% Quarterly	14,700	(390)

J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7%, due 8/15/12)[1]	June 20, 2010	Specified amount upon credit even notice	2.9% Quarterly	5,000	(95)

Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)[1]	June 20, 2010	Specified amount upon credit even notice	3.625% Quarterly	2,500	169

Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)[1]	June 20, 2010	Specified amount upon credit even notice	5.5% Quarterly	2,500	102

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)[1]	March 20, 2010	Specified amount upon credit even notice	3.55% Quarterly	$5,000	$41

The Goldman Sachs Group, Inc. (Eastman Kodak Corporation, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit even notice	2.57% Quarterly	4,800	207

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit even notice	4.5% Quarterly	7,500	225

				$72,100	$1,120

Western Asset Intermediate Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)[1]	September 20, 2008	Specified amount upon credit event notice	1.4% Quarterly	$980	$3

Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)[1]	September 20, 2008	Specified amount upon credit event notice	1.5% Quarterly	640	3

Banc of America Securities LLC (Nadarko Petroleum Corp., 5.95%, due 9/15/16)[1]	December 20, 2007	Specified Amount upon credit event notice	0.1% Quarterly	1,900	—

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	0.75% Quarterly	Specified amount upon credit event notice	5,200	(104)

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	3,600	(60)

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,400	(28)

Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)[1]	March 20, 2015	Specified Amount upon credit event notice	.29% Quarterly	1,945	11

JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,900	(57)

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co., Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$1,500	$(43)

Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)[1]	June 26, 2012	Specified amount upon credit event notice	2.6% Quarterly	800	10

The Goldman Sachs Group, Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	5,500	(146)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,800	(72)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,800	(35)

The Goldman Sachs Group, Inc. (iBoxx IG HiVol4)[1]	June 20, 2012	Specified Amount upon credit event notice	1% Quarterly	7,811	93

				$39,776	$(425)

Western Asset Intermediate Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Nadarko Petroleum Corp., 5.95%, due 9/15/16)[1]	December 20, 2007	Specified amount upon credit event notice	0.10% Quarterly	$200	$—

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	0.75% Quarterly	Specified amount upon credit event notice	700	(14)

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	500	(8)

Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(4)

JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400	(8)

Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event notice	3.75% Quarterly	384	13

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice	2.60% Quarterly	$100	$1

Morgan Stanley & Co., Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(6)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	700	(18)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400	(10)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400	(5)

The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event notice	4.3% Quarterly	238	8

				$4,422	$(51)

Western Asset Limited Duration Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	0.75% Quarterly	Specified amount upon credit event notice	$700	$(14)

Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1600	(35)

Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(4)

Deutsche Bank AG (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	240	2

Deutsche Bank AG (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	240	3

JP Morgan Chase & Co. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400	(8)

Semi-Annual Report to Shareholders

Western Asset Limited Duration Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Lehman Brothers Holdings Inc.[4]	January 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	$700	$7

Lehman Brothers Holdings Inc.[4]	March 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	5,500	49

Morgan Stanley & Co., Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100	(2)

Morgan Stanley & Co., Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(5)

Morgan Stanley & Co., Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(5)

Morgan Stanley & Co., Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(5)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,100	(29)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	300	(4)

				$11,680	$(50)

4. Securities Lending

Each Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At September 30, 2007, collateral for securities on loan consisted of:

	Money Market Pooled Accounts	U.S. Government Securities
Core	$511,124	$71,998
Core Plus	1,593,825	212,870
Inflation Indexed	126,270	56,102
Intermediate	92,821	14,774

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Absolute Return, Core, Core Plus, High Yield, Inflation Indexed, Intermediate, Intermediate Plus, and Limited Duration. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Absolute Return, Core Plus, Inflation Indexed, and Intermediate Plus. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates of each Fund’s average daily net assets. Western Asset and WAML have also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by a Fund to LMFA, Western Asset and WAML, to the extent that from time to time during the next three fiscal years the repayment will not cause a Fund’s expenses to exceed the limit set forth by LMFA, Western Asset and WAML. The following chart shows annual rates of management fees, expense limits, management fees waived and potential fees which may be recaptured for each Fund.

Fund	Asset Breakpoint for Management Fee	Management Fee		Asset Breakpoint for Expense Limitation	Expense Limitation		Six Months Ended September 30, 2007		Maximum Amount Subject to Recapture
							Management Fees (Waived)/ Recaptured
Absolute Return

Institutional Class	All asset levels	0.750%		Up to $300,000	1.10%		$190		$—

				In excess of $300,000	1.35%

Financial Intermediary Class	All asset levels	0.750%		Up to $300,000 In excess of $300,000	1.05 1.35	% %	—	A

Core

Institutional Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	All asset levels All asset levels All asset levels	0.50%		—		—

Financial Intermediary Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	All asset levels All asset levels All asset levels	0.75%		—		—

Core Plus

Institutional Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	All asset levels All asset levels All asset levels	0.45%		—		—

Financial Intermediary Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	All asset levels All asset levels All asset levels	0.70%		—		—

High Yield	All asset levels	0.550%		All asset levels	0.65%		—		—

Inflation Indexed	All asset levels	0.200%		All asset levels	0.25%		(53)		(408)

Intermediate	All asset levels	0.400%		All asset levels	0.45%		(17)		(255)

Intermediate Plus	All asset levels	0.400%		All asset levels	0.45%		(69)		(290)

Limited Duration	All asset levels	0.350%		All asset levels	0.40%		(61)		(450)

Non-U.S.	All asset levels	0.450%		All asset levels	0.55%		(42)		(388)

A As of September 30, 2007 the Absolute Return Portfolio waived less than $1 of 12 b-1 fees in the Financial Intermediary Class.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

LMFA, Western Asset, WAML and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Semi-Annual Report to Shareholders

6. Fund Share Transactions:

At September 30, 2007, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in the Funds’ shares were as follows:

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Absolute Return
Institutional Class
Shares sold	15,946	$159,744	36,584	$371,514
Shares issued on reinvestment	1,196	12,023	631	6,442
Shares repurchased	(1,440)	(14,442)	(909)	(9,306)

Net Increase	15,702	$157,325	36,306	$368,650

Financial Intermediary Class
Shares sold	—	$—	2	$17
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase	—	$—	2	$17

Core
Institutional Class
Shares sold	89,723	$997,087	109,208	$1,227,540
Shares issued on reinvestment	13,010	144,600	18,453	206,866
Shares repurchased	(45,843)	(507,753)	(73,985)	(822,763)

Net Increase	56,890	$633,934	53,676	$611,643

Financial Intermediary Class
Shares sold	31,718	$352,667	104,516	$1,162,120
Shares issued on reinvestment	3,906	43,403	4,042	45,486
Shares repurchased	(16,149)	(179,077)	(17,801)	(199,444)

Net Increase	19,475	$216,993	90,757	$1,008,162

Core Plus
Institutional Class
Shares sold	267,309	$2,748,926	517,391	$5,399,184
Shares issued on reinvestment	32,771	337,065	35,685	372,524
Shares repurchased	(105,419)	(1,081,005)	(137,125)	(1,423,368)

Net Increase	194,661	$2,004,986	415,951	$4,348,340

Financial Intermediary Class
Shares sold	42,521	$437,158	35,662	$372,492
Shares issued on reinvestment	2,817	28,991	2,729	28,501
Shares repurchased	(13,991)	(143,387)	(14,763)	(152,693)

Net Increase	31,347	$322,762	23,628	$248,300

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
High Yield
Institutional Class
Shares sold	16,729	$172,882	21,424	$225,258
Shares issued on reinvestment	3,639	38,315	4,733	48,268
Shares repurchased	(8,573)	(89,565)	(2,034)	(21,086)

Net Increase	11,795	$121,632	24,123	$252,440

Inflation Indexed
Institutional Class
Shares sold	7,809	$79,353	9,069	$93,117
Shares issued on reinvestment	2,275	23,236	2,049	20,971
Shares repurchased	(2,289)	(23,217)	(2,315)	(23,663)

Net Increase	7,795	$79,372	8,803	$90,425

Financial Intermediary ClassA
Shares sold	1	$12	N/A	N/A
Shares issued on reinvestment	—	—	N/A	N/A
Shares repurchased	—	—	N/A	N/A

Net Increase	1	$12	N/A	N/A

Intermediate
Institutional Class
Shares sold	17,436	$179,803	20,543	$211,660
Shares issued on reinvestment	1,366	15,953	2,589	26,659
Shares repurchased	(10,721)	(110,127)	(34,281)	(351,411)

Net Increase (Decrease)	8,081	$85,629	(11,149)	$(113,092)

Intermediate Plus
Institutional Class
Shares sold	1,527	$14,960	2,077	$20,298
Shares issued on reinvestment	232	2,279	350	3,440
Shares repurchased	(121)	(1,193)	(874)	(8,558)

Net Increase	1,638	$16,046	1,553	$15,180

Limited Duration
Institutional Class
Shares sold	3,564	$34,892	6,140	$60,429
Shares issued on reinvestment	275	2,687	391	3,844
Shares repurchased	(2,008)	(19,589)	(4,747)	(46,701)

Net Increase	1,831	$17,990	1,784	$17,572

Semi-Annual Report to Shareholders

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Non-U.S.
Institutional Class
Shares sold	3,584	$34,805	10,431	$100,110
Shares issued on reinvestment	6	63	193	1,792
Shares repurchased	(4,034)	(39,192)	(1,872)	(18,048)

Net Increase (Decrease)	(444)	$(4,324)	8,752	$83,854

AFinancial Intermediary Class commenced operations June 28, 2007.

7. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Susanne D. Wilson, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Todd F. Kuehl, Chief Compliance Officer

Lisa G. Mrozek, Secretary

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available upon request by calling 1-888-425-6432 or at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Western Asset Management Company

Legg Mason Investor Services, LLC, Distributor

Legg Mason, Inc. Subsidiaries

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report to shareholders filed under Item 1 hereto.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By: /s/ R. Jay Gerken

R. Jay Gerken

President

Western Asset Funds, Inc.

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken

R. Jay Gerken

President

Western Asset Funds, Inc.

Date: November 27, 2007

By: /s/ Marie K. Karpinski

Marie K. Karpinski

Principal Financial and Accounting Officer

Western Asset Funds, Inc.

Date: November 20, 2007